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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington 98402

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary

Russell Investment Funds

909 A Street

Tacoma, Washington 98402

253-439-2406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 253-572-9500

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2010 – June 30, 2010

Item 1.	Reports to Stockholders

2010 SEMI-ANNUAL REPORT

Russell Investment Funds

JUNE 30, 2010

FUND

Multi-Style Equity Fund

Aggressive Equity Fund

Non-U.S. Fund

Core Bond Fund

Real Estate Securities Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. These financial statements report on five of these Funds.

Russell Investment Funds

Semi-annual Report

June 30, 2010 (Unaudited)

Russell Investment Funds

Copyright © Russell Investments 2010. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., member FINRA, part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds

Multi-Style Equity Fund

Shareholder Expense Example — June 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Expense Example, which appears on the Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for this Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2010	$1,000.00	$1,000.00
Ending Account Value
June 30, 2010	$935.80	$1,020.43
Expenses Paid During Period*	$4.22	$4.41

*	Expenses are equal to the Fund’s annualized expense ratio of 0.88% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Multi-Style Equity Fund	3

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 97.6%
Consumer Discretionary - 12.4%
Abercrombie & Fitch Co. Class A	2,000	61
Amazon.com, Inc. (Æ)	22,472	2,455
Avon Products, Inc.	15,500	411
Bed Bath & Beyond, Inc. (Æ)	20,860	774
Best Buy Co., Inc.	18,589	629
BJ’s Wholesale Club, Inc. (Æ)	3,900	144
CarMax, Inc. (Æ)	11,600	231
CBS Corp. Class B	110,909	1,434
Comcast Corp. Class A	95,106	1,652
Costco Wholesale Corp.	29,800	1,634
Ctrip.com International, Ltd. - ADR (Æ)	7,400	278
Darden Restaurants, Inc.	26,400	1,026
eBay, Inc. (Æ)	13,100	257
Estee Lauder Cos., Inc. (The) Class A	13,662	761
Expedia, Inc.	1,700	32
Foot Locker, Inc.	13,700	173
Ford Motor Co. (Æ)(Ñ)	128,767	1,298
Harman International Industries, Inc. (Æ)	2,900	87
Home Depot, Inc.	56,905	1,597
Hyatt Hotels Corp. (Æ)	5,300	197
IAC/InterActiveCorp (Æ)	4,200	92
JC Penney Co., Inc.	1,800	39
Johnson Controls, Inc.	46,350	1,245
Kohl’s Corp. (Æ)	27,444	1,304
Las Vegas Sands Corp. (Æ)(Ñ)	52,400	1,160
Lennar Corp. Class A	15,488	215
Lowe’s Cos., Inc.	103,700	2,118
McDonald’s Corp.	33,900	2,233
NetFlix, Inc. (Æ)	2,800	304
Nike, Inc. Class B	16,700	1,128
priceline.com, Inc. (Æ)	4,266	753
Pulte Group, Inc. (Æ)	20,160	167
Rent-A-Center, Inc. Class A (Æ)	4,700	95
Stanley Black & Decker, Inc.	3,990	202
Starbucks Corp.	47,025	1,143
Starwood Hotels & Resorts Worldwide, Inc. (ö)	6,900	286
Target Corp.	13,900	684
Tech Data Corp. (Æ)	6,300	224
Tiffany & Co.	16,900	641
Time Warner Cable, Inc.	8,500	443
Time Warner, Inc.	18,000	520
TJX Cos., Inc.	32,529	1,365
Viacom, Inc. Class B	88,400	2,773
Wal-Mart Stores, Inc.	85,253	4,098
Walt Disney Co. (The)	57,500	1,811
Wendy’s/Arby’s Group, Inc.	17,300	69
Whirlpool Corp.	2,700	237
Yum! Brands, Inc.	24,900	972

		41,452

Consumer Staples - 10.0%
Archer-Daniels-Midland Co.	23,200	599
Campbell Soup Co.	16,100	577
Clorox Co.	4,300	267

	Principal Amount ($) or Shares	Market Value $
Coca-Cola Co. (The)	114,712	5,749
Colgate-Palmolive Co.	44,571	3,510
Constellation Brands, Inc. Class A (Æ)	12,700	198
Corn Products International, Inc.	20,800	630
Flowers Foods, Inc.	6,000	147
Hansen Natural Corp. (Æ)	600	24
Kellogg Co.	58,643	2,950
Kimberly-Clark Corp.	12,000	728
Kraft Foods, Inc. Class A	16,200	454
Kroger Co. (The)	6,400	126
Lorillard, Inc.	6,600	475
Molson Coors Brewing Co. Class B	33,950	1,438
PepsiCo, Inc.	128,243	7,816
Philip Morris International, Inc.	13,100	601
Procter & Gamble Co. (The)	66,746	4,003
Ralcorp Holdings, Inc. (Æ)	15,300	838
Reynolds American, Inc.	4,600	240
Safeway, Inc.	46,700	918
Sanderson Farms, Inc.	1,400	71
SUPERVALU, Inc.	11,300	123
Whole Foods Market, Inc. (Æ)	30,561	1,101

		33,583

Energy - 10.2%
Anadarko Petroleum Corp.	7,800	282
Apache Corp.	15,850	1,334
Cameron International Corp. (Æ)	22,300	725
Chevron Corp.	58,100	3,943
ConocoPhillips	72,000	3,535
Devon Energy Corp.	17,832	1,086
Dynegy, Inc. Class A (Æ)	7,880	30
EOG Resources, Inc.	17,500	1,722
Exxon Mobil Corp.	26,500	1,512
Hess Corp.	17,100	861
Marathon Oil Corp.	131,547	4,090
Massey Energy Co.	10,200	279
Murphy Oil Corp.	6,900	342
NextEra Energy, Inc.	23,400	1,141
Noble Energy, Inc.	1,300	79
Occidental Petroleum Corp.	80,230	6,190
Pioneer Natural Resources Co.	22,140	1,316
Pride International, Inc. (Æ)	10,400	232
Rowan Cos., Inc. (Æ)	4,800	105
Royal Dutch Shell PLC - ADR	14,500	728
Schlumberger, Ltd.	23,900	1,323
Southwestern Energy Co. (Æ)	22,900	885
Statoil ASA - ADR	36,000	689
Sunoco, Inc.	14,500	504
Tesoro Corp.	3,800	44
Valero Energy Corp.	19,700	354
Williams Cos., Inc. (The)	38,805	709

		34,040

Financial Services - 15.3%
Aflac, Inc.	31,550	1,346
Allied World Assurance Co. Holdings, Ltd.	3,100	141
Allstate Corp. (The)	36,900	1,060

4	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

American Express Co.	32,313	1,283
American Financial Group, Inc.	2,100	57
Ameriprise Financial, Inc.	6,900	249
AON Corp.	32,850	1,219
Aspen Insurance Holdings, Ltd.	10,900	270
Assurant, Inc.	10,400	361
Axis Capital Holdings, Ltd.	5,700	169
Bank of America Corp.	144,559	2,077
Bank of Hawaii Corp.	3,600	174
Bank of New York Mellon Corp. (The)	33,300	822
BB&T Corp.	35,700	939
Berkshire Hathaway, Inc. Class B (Æ)	3,000	239
BlackRock, Inc. Class A	900	129
Camden Property Trust (ö)	7,800	319
Capital One Financial Corp.	42,976	1,732
Charles Schwab Corp. (The)	26,800	380
Chimera Investment Corp. (ö)	108,900	393
Citigroup, Inc. (Æ)	300,300	1,129
City National Corp.	2,800	143
Comerica, Inc.	10,400	383
Commerce Bancshares, Inc.	3,000	108
Cullen/Frost Bankers, Inc.	1,500	77
Discover Financial Services	24,400	341
Endurance Specialty Holdings, Ltd.	7,000	263
Equity Residential (ö)	3,600	150
Everest Re Group, Ltd.	1,500	106
Federated Investors, Inc. Class B (Ñ)	24,900	516
Fifth Third Bancorp	66,500	817
First Horizon National Corp. (Æ)	10,534	121
Franklin Resources, Inc.	3,300	284
Fulton Financial Corp.	14,600	141
Goldman Sachs Group, Inc. (The)	2,879	378
Hartford Financial Services Group, Inc.	27,400	606
Hudson City Bancorp, Inc.	60,400	739
JPMorgan Chase & Co.	125,651	4,600
KeyCorp	75,300	579
Legg Mason, Inc.	5,800	163
Lincoln National Corp.	38,700	940
Marsh & McLennan Cos., Inc.	35,300	796
Mastercard, Inc. Class A	4,985	995
Mercury General Corp.	15,000	622
MetLife, Inc.	31,000	1,171
Moody’s Corp.	23,400	466
Morgan Stanley	40,950	951
New York Community Bancorp, Inc.	12,500	191
NewAlliance Bancshares, Inc.	9,300	104
Northern Trust Corp.	18,500	864
NYSE Euronext	7,400	205
PartnerRe, Ltd. - ADR	4,600	323
People’s United Financial, Inc.	56,900	768
Plum Creek Timber Co., Inc. (ö)	18,200	628
PNC Financial Services Group, Inc.	7,700	435
ProLogis (ö)	19,600	199
Prosperity Bancshares, Inc.	4,900	170
Prudential Financial, Inc.	27,300	1,465
Regions Financial Corp.	27,800	183
SL Green Realty Corp. (ö)	2,400	132

	Principal Amount ($) or Shares	Market Value $
State Street Corp.	25,100	849
SunTrust Banks, Inc.	69,700	1,624
Transatlantic Holdings, Inc.	4,900	235
Travelers Cos., Inc. (The)	8,500	419
US Bancorp	82,300	1,839
Valley National Bancorp	42,439	578
Verisk Analytics, Inc. (Æ)	322	10
Visa, Inc.	42,544	3,010
Washington Federal, Inc.	6,100	99
Wells Fargo & Co.	205,159	5,252
White Mountains Insurance Group, Ltd.	500	162
Wilmington Trust Corp. (Ñ)	22,900	254
XL Group PLC	12,000	192

		51,134

Health Care - 11.0%
Abbott Laboratories	83,362	3,900
Aetna, Inc.	3,300	87
Allergan, Inc.	24,600	1,433
AMERIGROUP Corp. Class A (Æ)	1,500	49
Amgen, Inc. (Æ)	42,063	2,212
Baxter International, Inc.	20,000	813
Boston Scientific Corp. (Æ)	64,200	372
Cardinal Health, Inc.	3,800	128
Celgene Corp. (Æ)	11,900	605
Cerner Corp. (Æ)	5,600	425
Covance, Inc. (Æ)	11,500	590
Coventry Health Care, Inc. (Æ)	12,100	214
Covidien PLC	36,900	1,483
Eli Lilly & Co. (Ñ)	11,600	389
Express Scripts, Inc. Class A (Æ)	15,400	724
Forest Laboratories, Inc. (Æ)	13,400	368
Healthspring, Inc. (Æ)	2,100	33
Hill-Rom Holdings, Inc.	3,400	103
Hologic, Inc. (Æ)	8,200	114
Hospira, Inc. (Æ)	17,000	977
Humana, Inc. (Æ)	8,600	393
Illumina, Inc. (Æ)	7,700	335
Intuitive Surgical, Inc. (Æ)	3,357	1,059
Johnson & Johnson	17,600	1,039
King Pharmaceuticals, Inc. (Æ)	31,200	237
Life Technologies Corp. (Æ)	7,300	345
Lincare Holdings, Inc.	13,500	439
Medtronic, Inc.	25,616	929
Merck & Co., Inc.	197,900	6,921
Pfizer, Inc.	195,400	2,786
Sanofi-Aventis SA - ADR	72,650	2,184
Stryker Corp.	27,300	1,367
Teleflex, Inc.	8,200	445
Teva Pharmaceutical Industries, Ltd. - ADR	6,600	343
Thermo Fisher Scientific, Inc. (Æ)	20,003	981
UnitedHealth Group, Inc.	10,400	295
Watson Pharmaceuticals, Inc. Class B (Æ)	5,500	223
WellPoint, Inc. (Æ)	8,500	416
Zimmer Holdings, Inc. (Æ)	23,200	1,254

		37,010

Multi-Style Equity Fund	5

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Materials and Processing - 5.5%
Agnico-Eagle Mines, Ltd. (Þ)	2,500	152
Air Products & Chemicals, Inc.	26,400	1,711
Airgas, Inc.	4,061	253
Allegheny Technologies, Inc. (Ñ)	8,400	371
Cytec Industries, Inc.	4,700	188
Dow Chemical Co. (The)	51,600	1,224
Ecolab, Inc.	6,100	274
Freeport-McMoRan Copper & Gold, Inc. Class B	2,900	172
Huntsman Corp.	71,200	617
International Flavors & Fragrances, Inc.	6,300	267
Masco Corp.	75,100	808
MeadWestvaco Corp.	8,600	191
Newmont Mining Corp.	64,191	3,963
Nucor Corp.	19,100	731
Owens-Illinois, Inc. (Æ)	30,550	808
Pactiv Corp. (Æ)	19,848	553
Potash Corp. of Saskatchewan, Inc.	4,400	379
PPG Industries, Inc.	5,800	350
Praxair, Inc.	34,382	2,613
Sealed Air Corp.	48,800	962
Teck Resources, Ltd. Class B	16,600	491
United States Steel Corp.	5,700	220
Valspar Corp.	7,500	226
Vulcan Materials Co. (Ñ)	20,800	912

		18,436

Producer Durables - 11.2%
3M Co.	32,100	2,536
Accenture PLC Class A	29,600	1,144
AGCO Corp. (Æ)	9,000	243
Automatic Data Processing, Inc.	20,400	821
Avery Dennison Corp.	14,900	479
Boeing Co. (The)	9,000	565
Caterpillar, Inc.	58,077	3,489
CSX Corp.	6,900	342
Cummins, Inc.	30,552	1,990
Danaher Corp.	24,000	891
Deere & Co.	11,334	631
Delta Air Lines, Inc. (Æ)	57,300	673
Emerson Electric Co.	16,100	703
Empresa Brasileira de Aeronautica SA - ADR	34,600	725
FedEx Corp.	13,600	953
Fluor Corp.	19,500	829
General Dynamics Corp.	11,400	668
General Electric Co.	133,200	1,921
Goodrich Corp.	8,600	570
Harsco Corp.	21,100	496
Honeywell International, Inc.	95,798	3,739
Joy Global, Inc.	13,200	661
L-3 Communications Holdings, Inc. Class 3	4,600	326
Lexmark International, Inc. Class A (Æ)	10,900	360
Lincoln Electric Holdings, Inc.	1,800	92
Lockheed Martin Corp.	10,400	775
Manpower, Inc.	13,800	596

	Principal Amount ($) or Shares	Market Value $
Norfolk Southern Corp.	500	26
Northrop Grumman Corp.	7,400	403
PACCAR, Inc.	17,700	706
Pitney Bowes, Inc.	33,900	744
Regal-Beloit Corp.	1,900	106
Robert Half International, Inc.	19,400	457
Rockwell Automation, Inc.	8,300	407
SPX Corp.	9,500	502
SunPower Corp. (Æ)	48,800	527
Teekay Corp.	4,700	123
Terex Corp. (Æ)	4,400	82
Textron, Inc.	25,550	434
Tidewater, Inc.	17,300	670
UAL Corp. (Æ)(Ñ)	11,800	243
Union Pacific Corp.	5,300	368
United Parcel Service, Inc. Class B	59,862	3,405
URS Corp. (Æ)	6,600	260
Waste Management, Inc.	19,800	619
Watts Water Technologies, Inc. Class A	2,100	60
Werner Enterprises, Inc.	8,700	190

		37,550

Technology - 18.1%
Advanced Micro Devices, Inc. (Æ)	16,800	123
Altera Corp.	13,600	337
Amdocs, Ltd. (Æ)	5,800	156
Amphenol Corp. Class A	23,459	921
AOL, Inc. (Æ)	15,700	326
Apple, Inc. (Æ)	29,572	7,438
Applied Materials, Inc.	70,200	844
Baidu, Inc. - ADR (Æ)	7,000	477
Benchmark Electronics, Inc. (Æ)	4,100	65
Broadcom Corp. Class A	78,694	2,595
Check Point Software Technologies, Ltd. (Æ)	16,300	481
Cisco Systems, Inc. (Æ)	236,933	5,049
Cognizant Technology Solutions Corp. Class A (Æ)	16,833	843
Computer Sciences Corp.	7,500	339
Cree, Inc. (Æ)	3,700	222
Dell, Inc. (Æ)	74,200	895
Diebold, Inc.	13,200	360
Electronic Arts, Inc. Series C (Æ)	12,800	184
Equinix, Inc. (Æ)	4,000	325
F5 Networks, Inc. (Æ)	13,200	905
Google, Inc. Class A (Æ)	10,270	4,570
Harris Corp.	9,100	379
Hewlett-Packard Co.	149,097	6,453
Intel Corp.	35,900	698
International Business Machines Corp.	17,654	2,180
Juniper Networks, Inc. (Æ)	19,600	447
Lam Research Corp. (Æ)	9,800	373
Linear Technology Corp.	32,500	904
LSI Corp. (Æ)	37,700	173
Marvell Technology Group, Ltd. (Æ)	36,032	568
Maxim Integrated Products, Inc.	42,900	718
Micron Technology, Inc. (Æ)	49,200	418

6	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Microsoft Corp.	111,166	2,558
Molex, Inc.	14,800	270
Motorola, Inc. (Æ)	57,700	376
National Semiconductor Corp.	67,300	906
NetApp, Inc. (Æ)	37,290	1,391
Nokia OYJ - ADR	41,400	337
Oracle Corp.	56,500	1,213
Plexus Corp. (Æ)	700	19
QUALCOMM, Inc.	146,398	4,808
Research In Motion, Ltd. (Æ)	25,500	1,256
Salesforce.com, Inc. (Æ)	8,300	712
SanDisk Corp. (Æ)	10,700	450
Seagate Technology (Æ)	36,300	473
Synopsys, Inc. (Æ)	13,200	275
Tellabs, Inc.	44,600	285
Texas Instruments, Inc.	142,601	3,320
Tyco Electronics, Ltd.	33,049	839
VMware, Inc. Class A (Æ)	3,600	225

		60,479

Utilities - 3.9%
Ameren Corp.	12,800	304
American Electric Power Co., Inc.	17,400	562
American Water Works Co., Inc.	31,700	653
AT&T, Inc.	10,400	252
Atmos Energy Corp.	5,700	154
BCE, Inc.	50,900	1,490
CenterPoint Energy, Inc.	36,900	486
CenturyLink, Inc.	9,900	330
Consolidated Edison, Inc.	9,200	396
Constellation Energy Group, Inc.	6,000	193
Edison International	11,600	368
Energen Corp.	3,800	168
Entergy Corp.	5,000	358
Exelon Corp.	11,700	444
Frontier Communications Corp. (Ñ)	57,200	407
Great Plains Energy, Inc.	28,300	482
MDU Resources Group, Inc.	35,700	644
NII Holdings, Inc. (Æ)	6,900	224
NiSource, Inc.	23,500	341
NV Energy, Inc.	22,600	267
Pepco Holdings, Inc.	29,200	458
PG&E Corp.	8,100	333
Pinnacle West Capital Corp.	9,400	342
PNM Resources, Inc.	7,400	83
PPL Corp.	12,800	319
Progress Energy, Inc.	10,100	396
Telephone & Data Systems, Inc.	3,800	115
Veolia Environnement - ADR	15,200	355
Vodafone Group PLC - ADR	86,100	1,780
Westar Energy, Inc.	10,000	216

		12,920

Total Common Stocks (cost $318,492)		326,604

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 2.5%
Russell U.S. Cash Management Fund (£)	8,335,452	8,335

Total Short-Term Investments (cost $8,335)		8,335

Other Securities - 0.5%
State Street Securities Lending Quality Trust (×)	1,787,986	1,782

Total Other Securities (cost $1,788)		1,782

Total Investments - 100.6% (identified cost $328,615)		336,721

Other Assets and Liabilities, Net - (0.6%)		(1,993)

Net Assets - 100.0%		334,728

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund	7

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Postitions
Russell 1000 Mini Index	22	USD	1,243	09/10	(33)
S&P 500 E-Mini Index (CME)	74	USD	3,798	09/10	(182)
S&P 500 Index (CME)	7	USD	1,797	09/10	(67)
S&P Midcap 400 E-Mini Index (CME)	8	USD	568	09/10	(30)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(312)

Presentation of Portfolio Holdings — June 30, 2010 (Unaudited)

Amounts in thousands

Portfolio Summary	Market Value				% of Net Assets
	Level 1	Level 2	Level 3	Total

Common Stock
Consumer Discretionary	$41,452	$—	$—	$41,452	12.4
Consumer Staples	33,583	—	—	33,583	10.0
Energy	34,040	—	—	34,040	10.2
Financial Services	51,134	—	—	51,134	15.3
Health Care	37,010	—	—	37,010	11.0
Materials and Processing	18,436	—	—	18,436	5.5
Producer Durables	37,550	—	—	37,550	11.2
Technology	60,479	—	—	60,479	18.1
Utilities	12,920	—	—	12,920	3.9
Short-Term Investments	—	8,335	—	8,335	2.5
Other Securities	—	1,782	—	1,782	0.5

Total Investments	326,604	10,117	—	336,721	100.6

Other Assets and Liabilities, Net					(0.6)

					100.0

Other Financial Instruments
Futures Contracts	(312)	—	—	(312)	(0.1)

Total Other Financial Instruments*	(312)	—	—	(312)

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

8	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Fair Value of Derivative Instruments — June 30, 2010 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Liabilities
Daily variation margin on futures contracts*	$312

Derivatives not accounted for as hedging instruments	Equity Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(729)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(675)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund	9

Russell Investment Funds

Aggressive Equity Fund

Shareholder Expense Example — June 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Expense Example, which appears on the Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for this Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2010	$1,000.00	$1,000.00
Ending Account Value
June 30, 2010	$962.90	$1,019.59
Expenses Paid During Period*	$5.11	$5.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

10	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.7%
Consumer Discretionary - 14.0%
99 Cents Only Stores (Æ)	31,460	466
ABM Industries, Inc.	15,200	318
America’s Car-Mart, Inc. (Æ)	9,610	217
Arctic Cat, Inc. (Æ)	1,800	16
Asbury Automotive Group, Inc. (Æ)	17,531	185
Autoliv, Inc.	5,400	258
Barnes & Noble, Inc.	4,200	55
Bebe Stores, Inc.	26,500	170
BJ’s Wholesale Club, Inc. (Æ)	7,400	274
Blyth, Inc.	900	31
Bob Evans Farms, Inc.	4,900	121
Brown Shoe Co., Inc.	4,700	71
Build-A-Bear Workshop, Inc. Class A (Æ)	3,900	26
Callaway Golf Co.	51,846	313
Capella Education Co. (Æ)	1,595	130
Career Education Corp. (Æ)	2,800	64
Carter’s, Inc. (Æ)	17,657	463
Chico’s FAS, Inc.	49,915	493
Christopher & Banks Corp.	32,772	203
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	4,300	37
Columbia Sportswear Co.	7,438	347
Core-Mark Holding Co., Inc. (Æ)	1,700	47
Corinthian Colleges, Inc. (Æ)(Ñ)	7,600	75
Cracker Barrel Old Country Store, Inc.	1,200	56
CROCS, Inc. (Æ)	32,529	344
Ctrip.com International, Ltd. - ADR (Æ)	6,458	243
Darden Restaurants, Inc.	8,500	330
DeVry, Inc.	3,786	199
Dick’s Sporting Goods, Inc. (Æ)	16,921	421
Dillard’s, Inc. Class A (Ñ)	33,100	712
Dollar Tree, Inc. (Æ)	15,600	649
DSW, Inc. Class A (Æ)	7,269	163
Elizabeth Arden, Inc. (Æ)	3,100	45
Expedia, Inc.	25,502	479
Fastenal Co. (Ñ)	8,917	448
Finish Line, Inc. (The) Class A	34,935	487
Foot Locker, Inc.	39,550	499
Fossil, Inc. (Æ)	8,900	309
Fred’s, Inc. Class A	9,153	101
Grand Canyon Education, Inc. (Æ)	8,343	195
Group 1 Automotive, Inc. (Æ)(Ñ)	4,700	111
Guess?, Inc.	7,526	235
Gymboree Corp. (Æ)	5,450	233
Harman International Industries, Inc. (Æ)	11,655	348
Haverty Furniture Cos., Inc.	1,300	16
Hillenbrand, Inc.	14,000	299
HOT Topic, Inc.	8,200	42
Hyatt Hotels Corp. (Æ)	2,100	78
IAC/InterActiveCorp (Æ)	10,124	222
Inter Parfums, Inc.	1,200	17
Jakks Pacific, Inc. (Æ)	5,800	83
Jo-Ann Stores, Inc. (Æ)	7,000	263
Jones Apparel Group, Inc.	10,200	162
Kenneth Cole Productions, Inc. Class A (Æ)	25,027	276

	Principal Amount ($) or Shares	Market Value $
Leapfrog Enterprises, Inc. Class A (Æ)	6,200	25
Lifetime Brands, Inc. (Æ)(Ñ)	1,500	22
LKQ Corp. (Æ)	27,623	533
MarineMax, Inc. (Æ)(Ñ)	11,900	83
Men’s Wearhouse, Inc. (The)	9,200	169
Meredith Corp.	8,700	271
MGM Resorts International (Æ)(Ñ)	22,398	216
Movado Group, Inc. (Æ)	3,700	39
MSC Industrial Direct Co. Class A	4,816	244
Multimedia Games, Inc. (Æ)	2,100	9
OfficeMax, Inc. (Æ)	19,662	257
Orient-Express Hotels, Ltd. Class A (Æ)	8,626	64
Panera Bread Co. Class A (Æ)	2,910	219
PetSmart, Inc.	6,400	193
PF Chang’s China Bistro, Inc. (Ñ)	6,848	272
Phillips-Van Heusen Corp.	4,700	217
Pricesmart, Inc.	5,700	132
Red Robin Gourmet Burgers, Inc. (Æ)	3,200	55
Rent-A-Center, Inc. Class A (Æ)	27,100	549
Ryland Group, Inc.	3,400	54
Scholastic Corp.	5,400	130
Service Corp. International	20,900	155
Shoe Carnival, Inc. (Æ)	1,400	29
Skechers U.S.A., Inc. Class A (Æ)	9,800	358
Sonic Automotive, Inc. Class A (Æ)(Ñ)	4,800	41
Stage Stores, Inc.	30,700	328
Steven Madden, Ltd. (Æ)	22,764	717
Stewart Enterprises, Inc. Class A (Ñ)	52,300	283
Superior Industries International, Inc. (Ñ)	18,225	245
Tech Data Corp. (Æ)	14,700	524
Tempur-Pedic International, Inc. (Æ)	10,282	316
Thor Industries, Inc.	3,274	78
Under Armour, Inc. Class A (Æ)	6,410	212
Urban Outfitters, Inc. (Æ)	10,080	347
Warnaco Group, Inc. (The) (Æ)	6,709	242
Washington Post Co. (The) Class B	400	164
WESCO International, Inc. (Æ)	2,100	71
WMS Industries, Inc. (Æ)	5,454	214
Wolverine World Wide, Inc.	12,200	308
Wyndham Worldwide Corp.	5,500	111

		20,941

Consumer Staples - 2.7%
Alberto-Culver Co. Class B	10,930	296
Alliance One International, Inc. (Æ)	23,967	85
Andersons, Inc. (The)	14,768	481
Church & Dwight Co., Inc.	4,930	309
Corn Products International, Inc.	14,600	443
Del Monte Foods Co.	34,900	502
Lance, Inc.	20,700	341
Nash Finch Co.	3,300	113
Ralcorp Holdings, Inc. (Æ)	2,499	137
Seneca Foods Corp. Class A (Æ)	1,000	32
Spartan Stores, Inc.	4,600	63
SUPERVALU, Inc.	25,900	281
TreeHouse Foods, Inc. (Æ)(Ñ)	10,980	502
Tyson Foods, Inc. Class A	25,209	413

Aggressive Equity Fund	11

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Winn-Dixie Stores, Inc. (Æ)	2,900	28

		4,026

Energy - 5.4%
Allis-Chalmers Energy, Inc. (Æ)	3,400	7
Alpha Natural Resources, Inc. (Æ)	9,108	308
Berry Petroleum Co. Class A	16,900	435
Complete Production Services, Inc. (Æ)	18,510	265
Comstock Resources, Inc. (Æ)	8,346	231
Continental Resources, Inc. (Æ)	5,070	226
Core Laboratories NV (Ñ)	2,628	388
Dawson Geophysical Co. (Æ)	1,300	28
Dril-Quip, Inc. (Æ)	7,330	323
Dynegy, Inc. Class A (Æ)	16,620	64
EXCO Resources, Inc.	27,380	400
Exterran Holdings, Inc. (Æ)	12,226	316
Frontier Oil Corp.	18,600	250
Gulf Island Fabrication, Inc.	2,200	34
Helix Energy Solutions Group, Inc. (Æ)	12,729	137
Matrix Service Co. (Æ)	1,700	16
Oceaneering International, Inc. (Æ)	2,217	99
Oil States International, Inc. (Æ)	12,700	503
Ormat Technologies, Inc. (Ñ)	11,900	337
Parker Drilling Co. (Æ)	2,500	10
Patterson-UTI Energy, Inc.	27,348	352
Penn Virginia Corp.	8,100	163
Petroleum Development Corp. (Æ)	5,100	131
Precision Drilling Corp. (Æ)	34,851	231
Rosetta Resources, Inc. (Æ)	22,440	444
Rowan Cos., Inc. (Æ)	10,541	231
RPC, Inc. (Ñ)	13,300	181
Sunoco, Inc.	8,277	288
Swift Energy Co. (Æ)	4,500	121
Tesoro Corp.	18,500	216
Tetra Technologies, Inc. (Æ)	3,300	30
Unit Corp. (Æ)(Ñ)	9,861	400
W&T Offshore, Inc. (Ñ)	37,200	352
Walter Energy, Inc. Class A	3,346	204
Whiting Petroleum Corp. (Æ)	3,989	313
Willbros Group, Inc. (Æ)	7,400	55

		8,089

Financial Services - 19.4%
Advance America Cash Advance Centers, Inc.	6,100	25
Affiliated Managers Group, Inc. (Æ)	13,605	827
American Equity Investment Life Holding Co.	35,320	365
American Financial Group, Inc.	11,400	311
Ameriprise Financial, Inc.	6,594	238
Apollo Commercial Real Estate Finance, Inc. (ö)	1,500	25
Apollo Investment Corp.	17,700	165
Arch Capital Group, Ltd. (Æ)	3,900	291
Ares Capital Corp.	52,471	657
Argo Group International Holdings, Ltd.	3,800	116
Artio Global Investors, Inc. Class A	24,500	386

	Principal Amount ($) or Shares	Market Value $
Aspen Insurance Holdings, Ltd.	11,100	275
Assurant, Inc.	2,200	76
Banco Latinoamericano de Comercio Exterior SA Class E	3,300	41
BancorpSouth, Inc.	16,400	293
Banner Corp. (Ñ)	2,000	4
BGC Partners, Inc. Class A	6,200	32
BioMed Realty Trust, Inc. (ö)	16,770	270
BOK Financial Corp.	14,500	688
Boston Private Financial Holdings, Inc.	43,569	280
Brookline Bancorp, Inc. (Ñ)	19,400	172
Camden Property Trust (ö)	5,200	212
CapLease, Inc. (ö)(Ñ)	1,100	5
Chimera Investment Corp. (ö)	58,500	211
City National Corp.	5,900	302
Cogdell Spencer, Inc. (ö)	36,300	245
Colonial Properties Trust (ö)	40,600	590
CommonWealth REIT (ö)	14,300	89
Community Bank System, Inc.	11,000	242
Community Trust Bancorp, Inc. (Ñ)	1,000	25
CreXus Investment Corp. (ö)	1,300	16
Cullen/Frost Bankers, Inc.	800	41
CVB Financial Corp. (Ñ)	25,200	239
DCT Industrial Trust, Inc. (ö)	20,400	92
Delphi Financial Group, Inc. Class A	9,300	227
DiamondRock Hospitality Co. (ö)	47,479	390
Dime Community Bancshares	11,000	136
Duff & Phelps Corp. Class A	29,700	375
Education Realty Trust, Inc. (ö)	2,700	16
Endurance Specialty Holdings, Ltd.	6,600	248
Evercore Partners, Inc. Class A	900	21
Extra Space Storage, Inc. (ö)	8,200	114
Ezcorp, Inc. Class A (Æ)	24,774	460
FBL Financial Group, Inc. Class A	1,800	38
FBR Capital Markets Corp. (Æ)	5,100	17
Federal Realty Investment Trust (ö)	4,200	295
FelCor Lodging Trust, Inc. (Æ)(ö)	12,100	60
First Horizon National Corp. (Æ)	25,443	291
First Industrial Realty Trust, Inc. (Æ)(ö)	7,900	38
First Mercury Financial Corp.	2,000	21
First Niagara Financial Group, Inc.	7,900	99
First Potomac Realty Trust (ö)	4,400	63
FirstMerit Corp.	17,600	302
Flagstone Reinsurance Holdings SA	3,600	39
Flushing Financial Corp.	2,500	31
FPIC Insurance Group, Inc. (Æ)	900	23
Franklin Street Properties Corp. (ö)	27,533	325
Fulton Financial Corp.	32,900	318
Glacier Bancorp, Inc.	19,000	279
Global Payments, Inc.	4,908	179
Greenhill & Co., Inc.	3,954	242
Hancock Holding Co.	11,600	387
Hercules Technology Growth Capital, Inc.	3,900	36
Hersha Hospitality Trust (ö)	38,800	175
Hilltop Holdings, Inc. (Æ)	5,200	52
Home Bancshares, Inc.	2,750	63
Horace Mann Educators Corp.	5,700	87
Hospitality Properties Trust (ö)	7,500	158

12	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Huntington Bancshares, Inc.	39,900	221
Iberiabank Corp.	12,300	633
Independent Bank Corp. (Ñ)	5,300	131
Infinity Property & Casualty Corp.	1,100	51
IntercontinentalExchange, Inc. (Æ)	2,817	318
Invesco Mortgage Capital, Inc. (ö)	28,000	560
Investment Technology Group, Inc. (Æ)	1,900	31
JER Investors Trust, Inc. (Æ)(Å)	1,771	—
Kilroy Realty Corp. (ö)	9,000	268
Knight Capital Group, Inc. Class A (Æ)	20,823	287
LaSalle Hotel Properties (ö)	12,997	267
Lazard, Ltd. Class A	17,700	473
Lexington Realty Trust (ö)(Ñ)	18,655	112
Mack-Cali Realty Corp. (ö)	7,300	217
MarketAxess Holdings, Inc.	11,920	164
Meadowbrook Insurance Group, Inc.	2,885	25
Medical Properties Trust, Inc. (ö)	66,714	630
MFA Financial, Inc. (ö)	38,300	283
Montpelier Re Holdings, Ltd.	15,800	236
MSCI, Inc. Class A (Æ)	12,232	335
MVC Capital, Inc.	1,300	17
Nelnet, Inc. Class A	8,800	170
NewAlliance Bancshares, Inc.	24,800	278
OceanFirst Financial Corp.	1,700	21
Och-Ziff Capital Management Group LLC	17,846	225
Old National Bancorp	34,900	362
OneBeacon Insurance Group, Ltd. Class A	2,800	40
Park National Corp. (Ñ)	2,900	189
Parkway Properties, Inc. (ö)	2,400	35
PartnerRe, Ltd. - ADR	5,500	386
PennantPark Investment Corp.	40,514	387
Pennymac Mortgage Investment Trust (Æ)(ö)	2,000	32
Piper Jaffray Cos. (Æ)	8,498	274
Platinum Underwriters Holdings, Ltd.	6,300	229
Post Properties, Inc. (ö)	11,300	257
Presidential Life Corp.	1,000	9
Prosperity Bancshares, Inc.	16,100	560
Protective Life Corp.	5,700	122
Provident New York Bancorp	1,800	16
PS Business Parks, Inc. (ö)	2,300	128
Raymond James Financial, Inc.	12,997	321
Regency Centers Corp. (ö)	4,500	155
Renasant Corp.	1,500	22
Republic Bancorp, Inc. Class A	1,100	25
Resource Capital Corp. (ö)	44,713	254
SeaBright Holdings, Inc.	2,700	26
Selective Insurance Group, Inc.	15,700	233
Signature Bank NY (Æ)	9,060	344
Simmons First National Corp. Class A	700	18
SL Green Realty Corp. (ö)	4,700	259
Southside Bancshares, Inc.	735	14
Sovran Self Storage, Inc. (ö)	2,200	76
StanCorp Financial Group, Inc.	5,700	231
StellarOne Corp. (Ñ)	25,087	320
Sterling Bancorp Class N	4,000	36
Sterling Bancshares, Inc.	70,400	332

	Principal Amount ($) or Shares	Market Value $
Susquehanna Bancshares, Inc.	13,600	113
SVB Financial Group (Æ)(Ñ)	10,370	428
SWS Group, Inc.	25,800	245
Symetra Financial Corp.	21,200	254
Texas Capital Bancshares, Inc. (Æ)	15,619	256
Textainer Group Holdings, Ltd.	19,673	475
Tower Group, Inc.	14,523	313
Transatlantic Holdings, Inc.	3,800	182
Trustmark Corp.	19,800	412
UMB Financial Corp.	7,900	281
Umpqua Holdings Corp.	21,700	249
United Financial Bancorp, Inc.	1,500	20
Washington Federal, Inc.	15,648	253
Webster Financial Corp.	7,600	136
Westamerica Bancorporation (Ñ)	200	11
Western Alliance Bancorp (Æ)	3,400	24
White Mountains Insurance Group, Ltd.	400	130
Whitney Holding Corp.	25,847	239
Wilshire Bancorp, Inc. (Ñ)	1,700	15
Wintrust Financial Corp.	700	23
WSFS Financial Corp.	500	18

		29,173

Health Care - 12.0%
Affymetrix, Inc. (Æ)	8,300	49
Albany Molecular Research, Inc. (Æ)	29,617	153
Allscripts-Misys Healthcare Solutions, Inc. (Æ)	6,706	108
Amedisys, Inc. (Æ)	7,922	348
Analogic Corp.	9,630	438
Angiodynamics, Inc. (Æ)	2,700	40
Assisted Living Concepts, Inc. (Æ)	5,400	160
Brookdale Senior Living, Inc. (Æ)	20,369	306
Catalyst Health Solutions, Inc. (Æ)	5,936	205
Centene Corp. (Æ)	9,900	213
Cerner Corp. (Æ)	4,150	315
Conmed Corp. (Æ)	11,622	216
Coventry Health Care, Inc. (Æ)	32,055	567
Cynosure, Inc. Class A (Æ)	19,720	212
Emergency Medical Services Corp. Class A (Æ)	6,140	301
Gentiva Health Services, Inc. (Æ)	8,045	217
Greatbatch, Inc. (Æ)	14,236	318
Harvard Bioscience, Inc. (Æ)	49,156	175
Health Management Associates, Inc. Class A (Æ)	55,310	430
Health Net, Inc. (Æ)	27,300	665
Healthsouth Corp. (Æ)	11,697	219
Healthspring, Inc. (Æ)	38,555	598
Hill-Rom Holdings, Inc.	5,302	161
HMS Holdings Corp. (Æ)(Ñ)	10,450	567
Humana, Inc. (Æ)	10,200	466
Icon PLC - ADR (Æ)	26,159	756
IDEXX Laboratories, Inc. (Æ)(Ñ)	5,858	357
Illumina, Inc. (Æ)	8,936	389
Impax Laboratories, Inc. (Æ)	8,200	156
Invacare Corp.	5,700	118

Aggressive Equity Fund	13

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kindred Healthcare, Inc. (Æ)	17,058	219
King Pharmaceuticals, Inc. (Æ)	36,900	280
LHC Group, Inc. (Æ)	7,300	203
Life Technologies Corp. (Æ)	7,000	331
LifePoint Hospitals, Inc. (Æ)	4,300	135
Magellan Health Services, Inc. (Æ)	4,800	174
MedAssets, Inc. (Æ)	9,200	212
Medicines Co. (The) (Æ)	8,800	67
Mednax, Inc. (Æ)	4,212	234
Meridian Bioscience, Inc.	21,300	362
Molina Healthcare, Inc. (Æ)(Ñ)	5,200	150
Nabi Biopharmaceuticals (Æ)	5,700	31
NuVasive, Inc. (Æ)(Ñ)	11,160	396
Omnicare, Inc.	13,800	327
OSI Systems, Inc. (Æ)	9,856	274
Par Pharmaceutical Cos., Inc. (Æ)	20,800	540
Patterson Cos., Inc.	12,383	353
PerkinElmer, Inc.	35,681	737
Perrigo Co.	3,950	233
PharMerica Corp. (Æ)	4,600	67
RehabCare Group, Inc. (Æ)	17,921	390
Res-Care, Inc. (Æ)	1,000	10
Salix Pharmaceuticals, Ltd. (Æ)	5,876	229
Sun Healthcare Group, Inc. Class W (Æ)	7,600	61
SXC Health Solutions Corp. (Æ)	11,270	826
Symmetry Medical, Inc. (Æ)	15,858	167
Techne Corp.	4,228	243
Teleflex, Inc.	2,800	152
TomoTherapy, Inc. (Æ)	1,300	4
United Therapeutics Corp. (Æ)	6,710	327
Universal American Corp. (Æ)	7,500	108
Universal Health Services, Inc. Class B	6,200	237
Viropharma, Inc. (Æ)	26,100	293
Vital Images, Inc. (Æ)	400	5
Watson Pharmaceuticals, Inc. Class B (Æ)	4,600	187
West Pharmaceutical Services, Inc.	7,200	263

		18,050

Materials and Processing - 7.2%
A Schulman, Inc.	10,600	201
Aceto Corp.	1,000	6
Albemarle Corp.	9,130	363
Apogee Enterprises, Inc.	21,000	227
Arch Chemicals, Inc.	7,500	231
Ashland, Inc.	11,300	524
Brady Corp. Class A	9,700	242
Cabot Corp.	14,621	352
CF Industries Holdings, Inc.	6,200	393
Clarcor, Inc.	7,950	282
Comfort Systems USA, Inc.	9,800	95
Commercial Metals Co.	31,600	418
Cytec Industries, Inc.	23,626	945
Ferro Corp. (Æ)	36,591	270
Gibraltar Industries, Inc. (Æ)	6,000	61
Griffon Corp. (Æ)	5,000	55
Haynes International, Inc.	1,200	37
HB Fuller Co.	11,200	213

	Principal Amount ($) or Shares	Market Value $
Headwaters, Inc. (Æ)	12,800	36
Horsehead Holding Corp. (Æ)	21,354	161
Huntsman Corp.	23,700	205
Innospec, Inc. (Æ)	1,700	16
Interline Brands, Inc. (Æ)	12,300	213
International Flavors & Fragrances, Inc.	5,600	238
Kaiser Aluminum Corp.	15,500	537
Koppers Holdings, Inc.	16,000	360
Minerals Technologies, Inc.	8,900	423
Mueller Water Products, Inc. Class A	52,000	193
Neenah Paper, Inc.	1,800	33
Olympic Steel, Inc.	2,200	50
OM Group, Inc. (Æ)	15,634	373
Pan American Silver Corp.	10,209	258
PolyOne Corp. (Æ)	12,800	108
Quanex Building Products Corp.	9,000	156
Reliance Steel & Aluminum Co.	4,400	159
RPM International, Inc.	15,892	283
RTI International Metals, Inc. (Æ)	9,244	223
Scotts Miracle-Gro Co. (The) Class A	6,585	292
Simpson Manufacturing Co., Inc.	3,000	74
Sims Metal Management, Ltd. - ADR	13,536	192
Steel Dynamics, Inc.	2,544	34
SuperGen, Inc. (Æ)	4,200	8
Thompson Creek Metals Co., Inc. (Æ)	20,622	179
Timken Co.	2,700	70
Titanium Metals Corp. (Æ)(Ñ)	9,116	160
Universal Forest Products, Inc.	8,800	267
Watsco, Inc.	4,457	258
Westlake Chemical Corp. (Ñ)	5,000	93
WR Grace & Co. (Æ)	12,548	264

		10,831

Producer Durables - 16.3%
AAR Corp. (Æ)	7,000	117
Actuant Corp. Class A	14,872	280
AGCO Corp. (Æ)	24,162	652
Albany International Corp. Class A	3,000	49
Alexander & Baldwin, Inc.	16,033	477
AM Castle & Co. (Æ)	1,200	17
American Railcar Industries, Inc. (Æ)	1,300	16
AO Smith Corp.	5,600	270
Applied Industrial Technologies, Inc.	17,600	446
Arkansas Best Corp.	6,500	135
Astec Industries, Inc. (Æ)	8,293	230
Avery Dennison Corp.	800	26
Barnes Group, Inc.	15,000	246
BE Aerospace, Inc. (Æ)	9,100	231
Briggs & Stratton Corp.	25,600	436
Brink’s Co. (The)	13,200	251
Bristow Group, Inc. (Æ)	2,857	84
Bucyrus International, Inc. Class A	4,620	219
CAI International, Inc. (Æ)	11,000	131
Carlisle Cos., Inc.	2,300	83
CDI Corp.	2,000	31
Celadon Group, Inc. (Æ)	1,200	17
Ceradyne, Inc. (Æ)	11,209	239

14	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Chart Industries, Inc. (Æ)	13,593	212
Compass Diversified Holdings	15,700	210
Consolidated Graphics, Inc. (Æ)	2,280	99
Convergys Corp. (Æ)	1,700	17
Copart, Inc. (Æ)	10,857	389
CoreLogic, Inc. (Æ)	13,600	240
Corporate Executive Board Co. (The)	8,000	210
Crane Co.	2,800	85
Cross Country Healthcare, Inc. (Æ)	2,800	25
Cubic Corp.	2,300	84
Curtiss-Wright Corp.	12,600	366
Dycom Industries, Inc. (Æ)	2,500	21
Eagle Bulk Shipping, Inc. (Æ)(Ñ)	9,000	38
Electro Rent Corp.	14,905	191
Electronics for Imaging, Inc. (Æ)	3,352	33
EMCOR Group, Inc. (Æ)	5,300	123
EnerSys (Æ)	10,290	220
Ennis, Inc.	1,600	24
EnPro Industries, Inc. (Æ)	8,186	230
Esterline Technologies Corp. (Æ)	8,400	399
Flowserve Corp.	800	68
Foster Wheeler AG (Æ)	15,869	334
Franklin Electric Co., Inc.	11,200	323
G&K Services, Inc. Class A	13,400	277
GATX Corp.	13,900	371
Genesee & Wyoming, Inc. Class A (Æ)	10,638	397
Granite Construction, Inc. (Ñ)	13,100	309
Harsco Corp.	1,100	26
Heidrick & Struggles International, Inc.	2,400	55
Hewitt Associates, Inc. Class A (Æ)	14,200	489
HUB Group, Inc. Class A (Æ)	16,120	484
IDEX Corp.	9,542	273
Insituform Technologies, Inc. Class A (Æ)(Ñ)	8,092	166
JB Hunt Transport Services, Inc.	8,324	272
Joy Global, Inc.	8,695	435
Kadant, Inc. (Æ)	1,000	17
Kansas City Southern (Æ)	4,600	167
KBR, Inc.	13,957	284
Kelly Services, Inc. Class A (Æ)	3,100	46
Kennametal, Inc.	10,516	267
Kforce, Inc. (Æ)	3,300	42
Knight Transportation, Inc. (Ñ)	15,132	306
Layne Christensen Co. (Æ)	11,515	279
Lexmark International, Inc. Class A (Æ)	10,500	347
Littelfuse, Inc. (Æ)	4,400	139
M&F Worldwide Corp. (Æ)	5,000	135
Manitowoc Co., Inc. (The) (Ñ)	11,000	100
Manpower, Inc.	6,347	274
MAXIMUS, Inc.	900	52
McDermott International, Inc. (Æ)	16,801	364
Measurement Specialties, Inc. (Æ)	1,100	15
NACCO Industries, Inc. Class A	800	71
Nalco Holding Co.	9,043	185
Nordson Corp.	1,600	90
On Assignment, Inc. (Æ)	2,200	11
Oshkosh Corp. (Æ)	14,700	458

	Principal Amount ($) or Shares	Market Value $
Overseas Shipholding Group, Inc. (Ñ)	6,400	237
Pacer International, Inc. (Æ)	7,100	50
PHI, Inc. (Æ)	10,308	145
Robbins & Myers, Inc.	11,952	260
Robert Half International, Inc.	11,767	277
Roper Industries, Inc.	12,647	708
RR Donnelley & Sons Co.	27,200	445
Ryder System, Inc.	5,300	213
Saia, Inc. (Æ)	2,400	36
Sensata Technologies Holding NV (Æ)	15,589	249
SFN Group, Inc. (Æ)	6,800	37
Shaw Group, Inc. (The) (Æ)	9,100	311
Skywest, Inc.	32,200	393
Southwest Airlines Co.	19,649	218
SPX Corp.	2,587	137
Standard Register Co. (The)	300	1
Steelcase, Inc. Class A	38,300	297
TAL International Group, Inc.	13,200	297
Teekay Corp.	4,000	105
Terex Corp. (Æ)	13,300	249
Trinity Industries, Inc. (Ñ)	14,600	259
Triumph Group, Inc.	11,900	793
Tsakos Energy Navigation, Ltd. (Ñ)	27,200	385
Tutor Perini Corp. (Æ)	8,600	142
Unifirst Corp.	7,179	316
URS Corp. (Æ)	14,009	551
UTi Worldwide, Inc.	22,940	284
Wabtec Corp. (Ñ)	14,706	587
Waters Corp. (Æ)	2,400	155
Watts Water Technologies, Inc. Class A	2,800	80
Werner Enterprises, Inc.	10,000	219
Woodward Governor Co.	7,989	204

		24,467

Technology - 15.7%
Acxiom Corp. (Æ)	26,457	389
ADC Telecommunications, Inc. (Æ)	10,600	79
ADTRAN, Inc.	14,123	385
Advanced Micro Devices, Inc. (Æ)	16,300	119
Amdocs, Ltd. (Æ)	5,800	156
Amkor Technology, Inc. (Æ)	21,300	117
Amphenol Corp. Class A	18,212	715
Anadigics, Inc. (Æ)	3,700	16
Ansys, Inc. (Æ)	15,159	615
AOL, Inc. (Æ)	8,500	177
ArcSight, Inc. (Æ)	21,222	475
Ariba, Inc. (Æ)	38,022	606
Arris Group, Inc. (Æ)	7,000	71
Arrow Electronics, Inc. (Æ)	12,800	286
Aruba Networks, Inc. (Æ)	14,537	207
Atheros Communications, Inc. (Æ)	6,160	170
Aviat Networks, Inc. (Æ)	10,800	39
Avid Technology, Inc. (Æ)	3,900	50
Avnet, Inc. (Æ)	17,000	410
AVX Corp.	30,500	391
Benchmark Electronics, Inc. (Æ)	17,851	283
Black Box Corp.	3,000	84

Aggressive Equity Fund	15

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ciber, Inc. (Æ)	4,100	11
Cirrus Logic, Inc. (Æ)	9,600	152
Cogent, Inc. (Æ)	17,437	157
Cognex Corp.	5,700	100
Coherent, Inc. (Æ)	13,133	450
Cohu, Inc.	16,950	206
Concur Technologies, Inc. (Æ)	9,435	403
CSG Systems International, Inc. (Æ)	17,837	327
Digi International, Inc. (Æ)	2,000	17
DSP Group, Inc. (Æ)	1,700	11
Earthlink, Inc. (Ñ)	71,700	571
Electro Scientific Industries, Inc. (Æ)	34,678	463
Emcore Corp. (Æ)(Ñ)	5,300	5
Emulex Corp. (Æ)	16,381	150
Epicor Software Corp. (Æ)	4,900	39
Equinix, Inc. (Æ)	6,632	539
Extreme Networks (Æ)	13,800	37
F5 Networks, Inc. (Æ)	4,165	286
Fairchild Semiconductor International, Inc. Class A (Æ)	24,800	209
Flextronics International, Ltd. (Æ)(Ñ)	22,870	128
Hittite Microwave Corp. (Æ)	6,179	276
Imation Corp. (Æ)	4,000	37
Informatica Corp. (Æ)(Ñ)	30,067	718
Infospace, Inc. (Æ)	3,800	29
Ingram Micro, Inc. Class A (Æ)	16,900	257
Integrated Device Technology, Inc. (Æ)	22,300	110
Integrated Silicon Solution, Inc. (Æ)	31,000	234
Internap Network Services Corp. (Æ)	20,700	86
International Rectifier Corp. (Æ)	22,750	423
Intersil Corp. Class A	39,354	477
Intevac, Inc. (Æ)	2,000	21
Lam Research Corp. (Æ)	6,311	240
Lattice Semiconductor Corp. (Æ)	86,900	377
LSI Corp. (Æ)	50,900	234
MEMC Electronic Materials, Inc. (Æ)	17,856	176
Methode Electronics, Inc.	10,500	102
MICROS Systems, Inc. (Æ)	14,013	447
Microsemi Corp. (Æ)	18,700	274
Molex, Inc. (Ñ)	15,500	283
National Semiconductor Corp.	21,789	293
Ness Technologies, Inc. (Æ)	4,100	18
Netlogic Microsystems, Inc. (Æ)	8,220	224
Newport Corp. (Æ)	3,900	35
NICE Systems, Ltd. - ADR (Æ)	18,173	463
Novellus Systems, Inc. (Æ)	14,600	370
Perceptron, Inc. (Æ)	2,154	9
Plexus Corp. (Æ)	1,700	45
QLogic Corp. (Æ)	33,816	562
Radisys Corp. (Æ)	1,900	18
RealNetworks, Inc. (Æ)	12,700	42
Rovi Corp. (Æ)	25,030	949
Salesforce.com, Inc. (Æ)(Ñ)	5,460	469
SBA Communications Corp. Class A (Æ)(Ñ)	12,627	429
Seachange International, Inc. (Æ)	2,600	21
Sigma Designs, Inc. (Æ)(Ñ)	4,900	49
Silicon Image, Inc. (Æ)	12,200	43
Skyworks Solutions, Inc. (Æ)	21,270	357

	Principal Amount ($) or Shares	Market Value $
Smith Micro Software, Inc. (Æ)	23,201	221
SolarWinds, Inc. (Æ)(Ñ)	14,033	225
Standard Microsystems Corp. (Æ)	3,300	77
SuccessFactors, Inc. (Æ)	16,726	348
Sycamore Networks, Inc. (Æ)	2,600	43
Symmetricom, Inc. (Æ)	3,000	15
Synopsys, Inc. (Æ)	7,800	163
Taleo Corp. Class A (Æ)	14,649	356
Tekelec (Æ)	12,991	172
Tellabs, Inc.	101,250	647
THQ, Inc. (Æ)	11,800	51
Tier Technologies, Inc. Class B (Æ)	24,577	149
Trident Microsystems, Inc. (Æ)	8,800	12
Unisys Corp. (Æ)	5,600	104
United Online, Inc.	81,157	467
Varian Semiconductor Equipment Associates, Inc. (Æ)	6,966	200
VeriFone Systems, Inc. (Æ)	31,391	594
Verint Systems, Inc. (Æ)	5,209	120
Vishay Intertechnology, Inc. (Æ)	35,719	276
Zoran Corp. (Æ)	5,300	51

		23,589

Utilities - 4.0%
Allete, Inc.	13,100	449
Atmos Energy Corp.	9,700	262
Central Vermont Public Service Corp.	1,000	20
Chesapeake Utilities Corp.	700	22
DPL, Inc.	2,800	67
Energen Corp.	5,700	253
Idacorp, Inc.	7,800	259
Integrys Energy Group, Inc. (Ñ)	3,700	162
Laclede Group, Inc. (The)	1,000	33
MDU Resources Group, Inc.	11,600	209
Mirant Corp. (Æ)	2,700	29
New Jersey Resources Corp.	5,050	178
NII Holdings, Inc. (Æ)	7,232	235
NorthWestern Corp.	2,300	60
NV Energy, Inc.	21,400	253
Otter Tail Corp.	20,300	392
Piedmont Natural Gas Co., Inc.	9,600	243
Pinnacle West Capital Corp.	9,800	356
PNM Resources, Inc.	16,100	180
Portland General Electric Co.	33,800	620
Southern Union Co.	10,700	234
Southwest Gas Corp.	6,200	183
Telephone & Data Systems, Inc.	5,800	176
UGI Corp.	15,500	394
UIL Holdings Corp.	3,000	75
US Cellular Corp. (Æ)	2,300	95
Vectren Corp.	12,800	303
Westar Energy, Inc.	13,200	285

		6,027

Total Common Stocks (cost $142,999)		145,193

16	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 3.0%
Russell U.S. Cash Management Fund (£)	4,561,979	4,562

Total Short-Term Investments (cost $4,562)		4,562

Other Securities - 5.6%
State Street Securities Lending Quality Trust (×)	8,380,991	8,352

Total Other Securities (cost $8,381)		8,352

Total Investments - 105.3% (identified cost $155,942)		158,107

Other Assets and Liabilities, Net - (5.3%)		(7,973)

Net Assets - 100.0%		150,134

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund	17

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME)	81	USD 4,923	09/10	(113)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)				(113)

Presentation of Portfolio Holdings — June 30, 2010 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stock
Consumer Discretionary	$20,941	$—	$—	$20,941	14.0
Consumer Staples	4,026	—	—	4,026	2.7
Energy	8,089	—	—	8,089	5.4
Financial Services	29,173	—	—	29,173	19.4
Health Care	18,050	—	—	18,050	12.0
Materials and Processing	10,831	—	—	10,831	7.2
Producer Durables	24,467	—	—	24,467	16.3
Technology	23,589	—	—	23,589	15.7
Utilities	6,027	—	—	6,027	4.0
Short-Term Investments	—	4,562	—	4,562	3.0
Other Securities	—	8,352	—	8,352	5.6

Total Investments	145,193	12,914	—	158,107	105.3

Other Assets and Liabilities, Net					(5.3)

					100.0

Other Financial Instruments
Futures Contracts	(113)	—	—	(113)	(0.1)

Total Other Financial Instruments**	(113)	—	—	(113)

*	Less than .05% of net assets
**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

18	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Fair Value of Derivative Instruments — June 30, 2010 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Liabilities
Daily variation margin on futures contracts*	$113

Derivatives not accounted for as hedging instruments	Equity Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$409

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(490)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund	19

Russell Investment Funds

Non-U.S. Fund

Shareholder Expense Example — June 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Expense Example, which appears on the Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for this Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2010	$1,000.00	$1,000.00
Ending Account Value
June 30, 2010	$882.90	$1,019.49
Expenses Paid During
Period*	$5.00	$5.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.07% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

20	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 90.9%
Australia - 0.4%
Billabong International, Ltd. (Ñ)	172,300	1,255

Austria - 0.1%
Erste Group Bank AG	9,913	315

Belgium - 0.8%
Anheuser-Busch InBev NV	33,616	1,615
KBC Groep NV (Æ)	17,798	682

		2,297

Bermuda - 2.4%
Esprit Holdings, Ltd.	229,404	1,237
Jardine Matheson Holdings, Ltd.	67,700	2,366
Li & Fung, Ltd.	484,000	2,166
Noble Group, Ltd. (Ñ)	285,908	345
RenaissanceRe Holdings, Ltd.	13,200	743

		6,857

Brazil - 1.7%
Banco Santander Brasil SA - ADR	37,130	384
Cyrela Brazil Realty SA Empreendimentos e Participacoes	36,000	389
Gafisa SA	54,300	325
OGX Petroleo e Gas Participacoes SA (Æ)	179,300	1,661
PDG Realty SA Empreendimentos e Participacoes	140,500	1,186
Vale SA (Ñ) Class B	38,400	935

		4,880

Canada - 1.9%
Canadian National Railway Co.	60,914	3,495
Gildan Activewear, Inc. Class A (Æ)(Ñ)	10,714	307
Magna International, Inc. Class A	7,236	477
Research In Motion, Ltd. (Æ)	13,780	679
Teck Resources, Ltd. Class B	15,570	461

		5,419

Cayman Islands - 0.3%
Alibaba.com, Ltd. (Ñ)	140,500	277
Ctrip.com International, Ltd. - ADR (Æ)	17,500	658

		935

China - 0.6%
Baidu, Inc. - ADR (Æ)	9,960	678
Ping An Insurance Group Co. of China, Ltd. Class H (Å)	81,500	657
Tencent Holdings, Ltd.	32,700	539

		1,874

Czech Republic - 0.2%
Komercni Banka AS	2,687	434

	Principal Amount ($) or Shares	Market Value $

Denmark - 0.7%
Danske Bank A/S (Æ)	26,851	516
Novo Nordisk A/S Series B	12,444	1,004
Novozymes A/S Class B	5,053	536

		2,056

Finland - 0.8%
Fortum OYJ	26,700	588
Nokia OYJ	54,510	445
Pohjola Bank PLC Class A	139,625	1,421

		2,454

France - 9.0%
Accor SA (Ñ)	23,388	1,074
Air France-KLM (Æ)	47,506	559
Air Liquide SA	13,613	1,367
AXA SA	105,005	1,592
BNP Paribas	5,969	319
Capital Gemini SA	14,600	638
Carrefour SA	6,700	265
CNP Assurances	7,816	532
Credit Agricole SA (Ñ)	80,710	826
Danone	19,973	1,067
GDF Suez	16,359	463
Lagardere SCA	31,681	982
Legrand SA	21,189	624
LVMH Moet Hennessy Louis Vuitton SA (Ñ)	23,742	2,586
Natixis (Æ)	88,458	380
Pernod-Ricard SA (Ñ)	22,887	1,770
Publicis Groupe SA (Ñ)	40,782	1,621
Rallye SA	46,585	1,403
Sanofi-Aventis SA	26,282	1,585
Schneider Electric SA	33,697	3,411
SCOR SE	38,280	732
Total SA	21,814	971
UBISOFT Entertainment (Æ)	85,845	639
Vivendi SA	45,000	910

		26,316

Germany - 8.1%
Adidas AG	19,194	927
BASF SE	36,866	2,011
Bayer AG	21,622	1,206
Beiersdorf AG	21,420	1,178
Daimler AG (Æ)	31,597	1,600
Deutsche Boerse AG	15,500	942
E.ON AG	55,841	1,503
Henkel AG & Co. KGaA	16,462	672
Infineon Technologies AG (Æ)	122,920	710
Linde AG	23,560	2,474
MAN SE	20,055	1,653
Merck KGaA	11,140	812
Metro AG	25,081	1,275
MTU Aero Engines Holding AG	38,371	2,135

Non-U.S. Fund	21

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Muenchener Rueckversicherungs AG	4,499	563
SAP AG	13,660	607
Siemens AG	27,164	2,431
ThyssenKrupp AG	25,916	637
Volkswagen AG	3,800	322

		23,658

Guernsey - 0.2%
Amdocs, Ltd. (Æ)	23,200	623

Hong Kong - 1.4%
CNOOC, Ltd.	798,000	1,360
Hang Lung Properties, Ltd. - ADR	157,000	602
Industrial & Commercial Bank of China Asia, Ltd.	803,000	2,122

		4,084

India - 1.3%
ICICI Bank, Ltd. - ADR	52,634	1,902
Infosys Technologies, Ltd. - ADR (Ñ)	22,050	1,321
Reliance Industries, Ltd. - GDR (Þ)	15,100	705

		3,928

Ireland - 0.7%
Accenture PLC Class A	16,900	653
Cooper Industries PLC	14,275	628
Covidien PLC	16,600	667

		1,948

Israel - 0.7%
Teva Pharmaceutical Industries, Ltd. - ADR	39,573	2,057

Italy - 2.9%
Banca Popolare di Milano Scarl	120,935	499
ENI SpA	59,007	1,083
Finmeccanica SpA	191,247	1,985
Parmalat SpA	714,070	1,659
Snam Rete Gas SpA	292,525	1,163
UniCredit SpA	606,641	1,346
Unione di Banche Italiane SCPA	76,620	659

		8,394

Japan - 12.6%
Aeon Credit Service Co., Ltd.	28,700	255
Amada Co., Ltd.	146,700	963
Canon, Inc.	125,000	4,660
Dai-ichi Life Insurance Co., Ltd. (The)	500	688
Daikin Industries, Ltd.	10,300	314
FamilyMart Co., Ltd. (Ñ)	25,600	844
Fanuc, Ltd.	8,000	898
Hirose Electric Co., Ltd. (Ñ)	3,000	274
Honda Motor Co., Ltd. (Ñ)	23,000	668
Hoya Corp.	63,300	1,344
Inpex Corp.	200	1,112
ITOCHU Corp.	204,600	1,595

	Principal Amount ($) or Shares	Market Value $
Japan Tobacco, Inc.	200	622
Konica Minolta Holdings, Inc.	42,500	409
Lawson, Inc.	20,500	896
Mabuchi Motor Co., Ltd. (Ñ)	28,700	1,314
Marubeni Corp.	257,000	1,317
Mitsubishi Chemical Holdings Corp. (Ñ)	221,000	1,006
Mitsubishi UFJ Financial Group, Inc.	138,800	629
Mizuho Financial Group, Inc. (Ñ)	496,200	814
Mori Seiki Co., Ltd. (Ñ)	72,600	728
MS&AD Insurance Group Holdings	40,000	854
NGK Spark Plug Co., Ltd.	27,000	335
Nintendo Co., Ltd.	6,300	1,835
Nissan Motor Co., Ltd.	87,400	606
Nomura Holdings, Inc.	74,500	408
NTT DoCoMo, Inc.	900	1,361
NTT DoCoMo, Inc. - ADR	2,050	31
Omron Corp.	61,500	1,330
Panasonic Corp.	50,200	627
Shin-Etsu Chemical Co., Ltd.	23,200	1,079
Sumco Corp. (Ñ)	23,800	396
Sumitomo Mitsui Financial Group, Inc.	38,000	1,073
Takeda Pharmaceutical Co., Ltd.	34,000	1,455
THK Co., Ltd.	50,500	1,044
Tokyo Electric Power Co., Inc. (The)	28,300	770
Tokyo Electron, Ltd.	2,600	140
Toshiba TEC Corp.	304,379	982
Toyota Motor Corp.	28,700	987
Yahoo! Japan Corp. (Ñ)	495	197

		36,860

Luxembourg - 0.6%
ArcelorMittal	31,273	832
Millicom International Cellular SA	12,600	1,021

		1,853

Mexico - 0.1%
America Movil SAB de CV Series L	5,350	254

Netherlands - 5.0%
Aegon NV (Æ)	166,382	891
Akzo Nobel NV	52,729	2,728
Brit Insurance Holdings NV	61,059	822
European Aeronautic Defence and Space Co. NV (Æ)(Ñ)	59,190	1,208
Fugro NV (Ñ)	5,750	263
Heineken NV	48,970	2,076
ING Groep NV (Æ)	249,281	1,851
Koninklijke Philips Electronics NV	44,880	1,338
Randstad Holding NV (Æ)	16,530	651
TNT NV	34,562	871
Unilever NV	24,650	672
Wolters Kluwer NV	61,490	1,173

		14,544

22	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Norway - 1.2%
DnB NOR ASA	135,000	1,299
Statoil ASA	43,000	829
Telenor ASA	97,100	1,220

		3,348

Russia - 0.4%
Gazprom OAO - ADR	66,670	1,254

Singapore - 2.2%
CapitaLand, Ltd. (Ñ)	382,000	974
Jardine Cycle & Carriage, Ltd.	132,200	2,806
Singapore Telecommunications, Ltd.	447,000	965
United Overseas Bank, Ltd.	109,400	1,520

		6,265

South Africa - 0.2%
MTN Group, Ltd.	38,440	504

South Korea - 0.3%
Samsung Electronics Co., Ltd.	1,581	993

Spain - 2.0%
Banco Bilbao Vizcaya Argentaria SA (Ñ)	101,959	1,052
Banco Santander SA	206,192	2,167
Inditex SA	35,422	2,009
Indra Sistemas SA (Ñ)	18,000	288
Red Electrica Corp. SA (Ñ)	7,163	256

		5,772

Sweden - 1.2%
Assa Abloy AB Class B	15,399	307
Skandinaviska Enskilda Banken AB Class A	55,751	296
Svenska Cellulosa AB Class B	45,000	529
Telefonaktiebolaget LM Ericsson Class B (Ñ)	204,946	2,282

		3,414

Switzerland - 9.6%
ACE, Ltd.	19,550	1,006
Actelion, Ltd. (Æ)	8,530	318
Cie Financiere Richemont SA	29,486	1,026
Clariant AG (Æ)	53,200	674
Credit Suisse Group AG	41,843	1,573
GAM Holding, Ltd. (Æ)	58,201	634
Georg Fischer AG (Æ)	5,303	1,729
Givaudan SA	1,226	1,036
Helvetia Holding AG	4,515	1,187
Julius Baer Group, Ltd.	41,452	1,180
Lonza Group AG (Ñ)	6,655	443
Nestle SA	97,778	4,718
Novartis AG	38,000	1,844
Roche Holding AG	20,972	2,880
Sonova Holding AG	3,393	416

	Principal Amount ($) or Shares	Market Value $
Swatch Group AG (The) Class B	4,519	1,265
Swiss Reinsurance Co., Ltd.	11,649	479
Syngenta AG	4,608	1,064
Tyco Electronics, Ltd.	64,750	1,643
UBS AG (Æ)	138,204	1,832
Zurich Financial Services AG	4,953	1,087

		28,034

Taiwan - 1.1%
Hon Hai Precision Industry Co., Ltd. (Æ)	366,000	1,286
Hon Hai Precision Industry Co., Ltd. - GDR (Æ)	62,650	452
HTC Corp.	54,000	716
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	86,785	847

		3,301

Thailand - 0.3%
Bangkok Bank PCL	204,700	799

United Kingdom - 18.6%
Aegis Group PLC	755,902	1,198
Anglo American PLC (Æ)	43,074	1,497
Autonomy Corp. PLC (Æ)	35,064	946
Aviva PLC	214,921	999
BAE Systems PLC	195,600	909
Barclays PLC	788,110	3,124
BP PLC - ADR	6,700	193
BP PLC	555,647	2,669
Bunzl PLC	62,900	627
Burberry Group PLC	61,280	691
Cable & Wireless Worldwide PLC	622,700	798
Carillion PLC	213,025	971
Compass Group PLC	130,184	988
Dairy Crest Group PLC	160,609	884
Diageo PLC	107,641	1,687
Hays PLC	233,430	317
Home Retail Group PLC	131,403	415
HSBC Holdings PLC	731,779	6,676
Imperial Tobacco Group PLC	70,947	1,978
International Power PLC	149,687	663
Ladbrokes PLC	115,425	218
National Grid PLC	90,725	668
Reckitt Benckiser Group PLC	64,713	2,993
Reed Elsevier PLC	139,800	1,032
Rolls-Royce Group PLC (Æ)(Å)	117,172	976
Royal Bank of Scotland Group PLC (Æ)	991,298	597
Royal Dutch Shell PLC Class A	154,323	3,911
Sage Group PLC (The)	463,767	1,587
Smith & Nephew PLC	144,960	1,365
Smiths Group PLC	52,272	827
Spectris PLC	102,113	1,176
Standard Chartered PLC	114,095	2,770
Tesco PLC	241,842	1,362
Travis Perkins PLC (Æ)	119,200	1,297
Vodafone Group PLC	1,700,892	3,525

Non-U.S. Fund	23

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

William Hill PLC	108,497	274
Wolseley PLC (Æ)	13,916	272
WPP PLC	127,027	1,194

		54,274

United States - 1.3%
MercadoLibre, Inc. (Æ)	5,800	305
Philip Morris International, Inc.	44,000	2,017
Synthes, Inc. (Æ)	13,446	1,546

		3,868

Total Common Stocks (cost $280,399)		265,121

Preferred Stocks - 0.4%
Brazil - 0.1%
NET Servicos de Comunicacao SA (Æ)	15,200	143

Germany - 0.3%
Volkswagen AG	11,150	977

Total Preferred Stocks (cost $1,170)		1,120

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 7.2%
United States - 7.2%
Russell U.S. Cash Management Fund (£)	20,891,543	20,892

Total Short-Term Investments (cost $20,892)		20,892

Other Securities - 3.7%
State Street Securities Lending Quality Trust (×)	10,910,675	10,872

Total Other Securities (cost $10,911)		10,872

Total Investments - 102.2% (identified cost $313,372)		298,005

Other Assets and Liabilities, Net - (2.2%)		(6,423)

Net Assets - 100.0%		291,582

See accompanying notes which are an integral part of the financial statements.

24	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
CAC-40 Index (France)	70	EUR	2,409	07/10	(188)
DAX Index (Germany)	11	EUR	1,639	09/10	(71)
EUR STOXX 50 Index (EMU)	164	EUR	4,212	09/10	(280)
FTSE-100 Index (UK)	68	GBP	3,319	09/10	(323)
TOPIX Index (Japan)	100	JPY	838,500	09/10	(177)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,039)

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	25

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	1,689	EUR	1,410	09/15/10	36
Bank of America	USD	846	GBP	584	09/15/10	26
Bank of America	USD	1,591	JPY	145,833	09/15/10	61
Bank of America	EUR	700	USD	856	09/15/10	—
Bank of America	GBP	150	USD	224	09/15/10	—
Bank of America	JPY	60,000	USD	679	09/15/10	—
Barclays Bank PLC	USD	1,688	EUR	1,410	09/15/10	37
Barclays Bank PLC	USD	80	GBP	53	07/02/10	(1)
Barclays Bank PLC	USD	846	GBP	584	09/15/10	26
Barclays Bank PLC	CHF	20	USD	18	07/01/10	—
Barclays Bank PLC	GBP	66	USD	99	07/01/10	1
Brown Brothers Harriman Co.	USD	327	EUR	267	07/02/10	—
Brown Brothers Harriman Co.	USD	836	EUR	700	09/15/10	20
Brown Brothers Harriman Co.	USD	290	GBP	200	09/15/10	9
Brown Brothers Harriman Co.	CHF	9	USD	9	07/01/10	—
Brown Brothers Harriman Co.	EUR	12	USD	15	07/01/10	—
Brown Brothers Harriman Co.	EUR	12	USD	15	07/01/10	—
Brown Brothers Harriman Co.	EUR	39	USD	48	07/06/10	—
Brown Brothers Harriman Co.	EUR	61	USD	75	07/06/10	—
Brown Brothers Harriman Co.	EUR	68	USD	83	07/06/10	—
Credit Suisse First Boston	USD	102	EUR	83	07/01/10	(1)
Credit Suisse First Boston	CHF	3	USD	3	07/06/10	—
HSBC	USD	1,689	EUR	1,410	09/15/10	36
HSBC	USD	846	GBP	584	09/15/10	26
HSBC	USD	1,590	JPY	145,833	09/15/10	62
JP Morgan	USD	178	EUR	145	07/01/10	(1)
JP Morgan	USD	1,689	EUR	1,410	09/15/10	36
JP Morgan	USD	846	GBP	584	09/15/10	26
JP Morgan	USD	1,591	JPY	145,833	09/15/10	61
JP Morgan	SGD	107	USD	76	07/02/10	—
JP Morgan	SGD	11	USD	8	07/06/10	—
Mellon Bank	USD	1,689	EUR	1,410	09/15/10	36
Mellon Bank	USD	846	GBP	584	09/15/10	26
Mellon Bank	USD	1,591	JPY	145,833	09/15/10	62
Morgan Stanley	USD	20	GBP	14	07/01/10	1
Morgan Stanley	USD	143	JPY	12,651	07/01/10	—
Morgan Stanley	EUR	20	USD	26	07/01/10	1
Royal Bank of Canada	USD	1,590	JPY	145,833	09/15/10	62
Royal Bank of Scotland	USD	25	JPY	2,202	07/02/10	—
Royal Bank of Scotland	USD	116	HKD	901	07/02/10	—
Royal Bank of Scotland	CHF	9	USD	9	07/02/10	—
Societe Generale	USD	1,688	EUR	1,410	09/15/10	36
Societe Generale	USD	1,591	JPY	145,833	09/15/10	61
State Street Bank and Trust Company	USD	1	BRL	1	07/02/10	—
State Street Bank and Trust Company	USD	41	BRL	73	07/02/10	—
State Street Bank and Trust Company	USD	34	EUR	28	07/02/10	—
State Street Bank and Trust Company	USD	244	EUR	200	09/15/10	—
State Street Bank and Trust Company	USD	39	GBP	26	07/02/10	—
State Street Bank and Trust Company	USD	292	GBP	200	09/15/10	6
State Street Bank and Trust Company	USD	846	GBP	584	09/15/10	26
State Street Bank and Trust Company	USD	57	JPY	5,068	07/01/10	—
State Street Bank and Trust Company	BRL	63	USD	35	07/02/10	—
State Street Bank and Trust Company	EUR	1	USD	1	07/01/10	—

See accompanying notes which are an integral part of the financial statements.

26	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank and Trust Company	EUR	1	USD	1	07/01/10	—
State Street Bank and Trust Company	EUR	4	USD	5	07/01/10	—
State Street Bank and Trust Company	EUR	300	USD	366	09/15/10	(2)
State Street Bank and Trust Company	GBP	18	USD	27	07/01/10	—
State Street Bank and Trust Company	GBP	200	USD	299	09/15/10	—
State Street Bank and Trust Company	HKD	458	USD	59	07/02/10	—
State Street Bank and Trust Company	JPY	344	USD	4	07/01/10	—
State Street Bank and Trust Company	JPY	550	USD	6	07/01/10	—
State Street Bank and Trust Company	JPY	3,280	USD	37	07/01/10	—
State Street Bank and Trust Company	JPY	5,773	USD	65	07/01/10	—
State Street Bank and Trust Company	SGD	44	USD	31	07/01/10	—
UBS	CHF	51	USD	47	07/02/10	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Contracts						775

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	27

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Industry Diversification	% of Net Assets	Market Value $

Consumer Discretionary	15.7	45,645
Consumer Staples	9.7	28,320
Energy	5.5	16,011
Financial Services	21.3	62,223
Health Care	5.5	15,949
Materials and Processing	8.8	25,584
Producer Durables	12.3	36,138
Technology	7.3	21,304
Utilities	5.2	15,067
Short-Term Investments	7.2	20,892
Other Securities	3.7	10,872

Total Investments	102.2	298,005
Other Assets and Liabilities, Net	(2.2)	(6,423)

Net Assets	100.0	291,582

Geographic Diversification	% of Net Assets	Market Value $

Africa	0.2	504
Asia	7.7	22,499
Europe	43.8	127,691
Japan	12.6	36,860
Latin America	4.5	13,069
Middle East	0.7	2,057
Other Regions	10.4	30,179
United Kingdom	18.6	54,274
Other Securities	3.7	10,872

Total Investments	102.2	298,005
Other Assets and Liabilities, Net	(2.2)	(6,423)

Net Assets	100.0	291,582

See accompanying notes which are an integral part of the financial statements.

28	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Presentation of Portfolio Holdings — June 30, 2010 (Unaudited)

(Amounts in thousands)

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$—	$1,255	$—	$1,255	0.4
Austria	—	315	—	315	0.1
Belgium	—	2,297	—	2,297	0.8
Bermuda	743	6,114	—	6,857	2.4
Brazil	4,880	—	—	4,880	1.7
Canada	5,419	—	—	5,419	1.9
Cayman Islands	658	277	—	935	0.3
China	678	539	657	1,874	0.6
Czech Republic	—	434	—	434	0.2
Denmark	—	2,056	—	2,056	0.7
Finland	—	2,454	—	2,454	0.8
France	—	26,316	—	26,316	9.0
Germany	322	23,336	—	23,658	8.1
Guernsey	623	—	—	623	0.2
Hong Kong	—	4,084	—	4,084	1.4
India	3,223	705	—	3,928	1.3
Ireland	1,948	—	—	1,948	0.7
Israel	2,057	—	—	2,057	0.7
Italy	—	8,394	—	8,394	2.9
Japan	31	36,829	—	36,860	12.6
Luxembourg	1,021	832	—	1,853	0.6
Mexico	254	—	—	254	0.1
Netherlands	—	14,544	—	14,544	5.0
Norway	—	3,348	—	3,348	1.2
Russia	—	1,254	—	1,254	0.4
Singapore	—	6,265	—	6,265	2.2
South Africa	—	504	—	504	0.2
South Korea	—	993	—	993	0.3
Spain	—	5,772	—	5,772	2.0
Sweden	—	3,414	—	3,414	1.2
Switzerland	3,283	24,751	—	28,034	9.6
Taiwan	847	2,454	—	3,301	1.1
Thailand	—	799	—	799	0.3
United Kingdom	4,104	50,170	—	54,274	18.6
United States	2,322	1,546	—	3,868	1.3
Preferred Stocks	143	977	—	1,120	0.4
Short-Term Investments	—	20,892	—	20,892	7.2
Other Securities	—	10,872	—	10,872	3.7

Total Investments	32,556	264,792	657	298,005	102.2

Other Assets and Liabilities, Net					(2.2)

					100.0

Other Financial Instruments
Futures Contracts	(1,039)	—	—	(1,039)	(0.4)
Foreign Currency Exchange Contracts	—	775	—	775	0.3

Total Other Financial Instruments*	(1,039)	775	—	(264)

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending June 30, 2010 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	29

Russell Investment Funds

Non-U.S. Fund

Fair Value of Derivative Instruments — June 30, 2010 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$780

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$5
Daily variation margin on futures contracts*	1,039	—

	1,039	5

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(756)	$—
Foreign currency-related transactions	—	(3,322)

	(756)	(3,322)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(1,594)	$—
Foreign currency-related transactions	—	1,608

	(1,594)	1,608

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

30	Non-U.S. Fund

Russell Investment Funds

Core Bond Fund

Shareholder Expense Example — June 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Expense Example, which appears on the Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for this Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
January 1, 2010	$1,000.00	$1,000.00
Ending Account Value
June 30, 2010	$1,067.90	$1,021.47
Expenses Paid During Period*	$3.44	$3.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.67% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Core Bond Fund	31

Russell Investment Funds

Core Bond Fund

Schedule of Investments — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 86.1%
Asset-Backed Securities - 4.9%
Access Group, Inc. (Ê) Series 2008-1 Class A 1.616% due 10/27/25	797	817
Accredited Mortgage Loan Trust (Ê) Series 2004-2 Class A2 0.647% due 07/25/34	29	20
ACE Securities Corp. (Ê) Series 2003-OP1 Class M2 1.847% due 12/25/33	18	15
Series 2005-SD3 Class A 0.747% due 08/25/45	104	96
Aegis Asset Backed Securities Trust (Ê) Series 2003-3 Class M2 2.822% due 01/25/34	98	60
Ally Auto Receivables Trust (Þ) Series 2009-A Class A2 1.320% due 03/15/12	176	176
Ameriquest Mortgage Securities, Inc. (Ê) Series 2002-D Class M1 4.097% due 02/25/33	90	38
ARES CLO Funds (Ê)(Å) Series 2003-7A Class A1B 0.924% due 05/08/15	518	478
Armstrong Loan Funding, Ltd. (Ê)(Å) Series 2008-1A Class A 0.894% due 08/01/16	487	468
BA Credit Card Trust (Ê) Series 2008-A1 Class A1 0.930% due 04/15/13	200	200
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	190	148
Centex Home Equity (Ê) Series 2006-A Class AV4 0.597% due 06/25/36	700	379
CIT Mortgage Loan Trust (Ê)(Å) Series 2007-1 Class 2A1 1.347% due 10/25/37	136	125
Series 2007-1 Class 2A2 1.593% due 10/25/37	130	70
Series 2007-1 Class 2A3 1.793% due 10/25/37	180	73
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2003-HE4 Class A (Þ) 0.757% due 12/25/33	592	485
Series 2006-WFH Class A2 0.447% due 10/25/36	209	206
Series 2007-WFH Class A2B 1.397% due 07/25/37	1,290	659
Series 2007-WFH Class A3 0.497% due 01/25/37	1,045	711
Series 2007-WFH Class A4 0.547% due 01/25/37	840	360

	Principal Amount ($) or Shares	Market Value $
Conseco Financial Corp. Series 1999-2 Class A5 6.680% due 12/01/30	960	965
Continental Airlines 1999-1 Class A Pass Through Trust Series 991A 6.545% due 08/02/20	190	191
Continental Airlines 2007-1 Class A Pass Through Trust Series 071A 5.983% due 10/19/23	147	145
Continental Airlines 2009-1 Class A Pass Through Trust 9.000% due 07/08/16	245	263
Countrywide Asset-Backed Certificates Series 2004-AB2 Class M3 (Ê) 0.947% due 05/25/36	95	17
Series 2004-BC1 Class M1 (Ê) 1.097% due 02/25/34	83	76
Series 2006-11 Class 1AF4 6.261% due 09/25/46	168	58
Countrywide Home Equity Loan Trust (Ê) Series 2006-HW Class 2A1B 0.487% due 11/15/36	369	266
First Franklin Mortgage Loan Asset Backed Certificates (Ê) Series 2006-FF1 Class A3 0.397% due 11/25/36	36	35
Series 2007-FF1 Class A2B 0.437% due 01/25/38	999	616
GMAC Mortgage Corp. Loan Trust Series 2007-HE3 Class 1A1 7.000% due 09/25/37	53	31
Series 2007-HE3 Class 2A1 7.000% due 09/25/37	63	34
Goal Capital Funding Trust (Ê)(Å) Series 2010-1 Class A 1.238% due 08/25/48	500	499
GSAA Trust Series 2006-2 Class 2A3 (Ê) 0.617% due 12/25/35	320	285
Series 2006-4 Class 1A2 5.814% due 03/25/36	192	20
GSAMP Trust (Ê) Series 2003-HE2 Class M1 1.322% due 08/25/33	61	33
HSBC Home Equity Loan Trust (Ê) Series 2005-1 Class A 0.638% due 01/20/34	171	155
Series 2006-4 Class A3V 0.498% due 03/20/36	800	740
Series 2007-1 Class AS 0.548% due 03/20/36	634	579
Series 2007-3 Class APT 1.548% due 11/20/36	283	238

32	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

HSI Asset Securitization Corp. Trust (Ê) Series 2006-HE2 Class 2A1 0.397% due 12/25/36	11	10
Indymac Residential Asset Backed Trust (Ê) Series 2006-H2 Class A 0.497% due 06/28/36	234	95
IXIS Real Estate Capital Trust (Ê) Series 2005-HE1 Class M2 1.082% due 06/25/35	496	464
JPMorgan Mortgage Acquisition Corp. (Ê) Series 2007-CH4 Class A4 0.507% due 05/25/37	1,000	416
Lehman XS Trust (Ê) Series 2005-1 Class 2A2 1.843% due 07/25/35	53	31
Series 2005-5N Class 3A1A 0.647% due 11/25/35	342	220
Series 2005-7N Class 1A1A 0.617% due 12/25/35	372	240
Series 2006-16N Class A1A 0.427% due 11/25/46	9	9
Series 2006-16N Class A4A 0.537% due 11/25/46	607	309
Long Beach Mortgage Loan Trust (Ê) Series 2004-4 Class 1A1 0.627% due 10/25/34	5	4
Master Asset Backed Securities Trust (Ê) Series 2003-WMC Class M2 2.822% due 08/25/33	57	30
Series 2005-WMC Class M1 0.767% due 03/25/35	401	396
Morgan Stanley ABS Capital I (Ê) Series 2003-NC8 Class M3 3.497% due 09/25/33	26	5
Series 2006-HE1 Class A4 0.637% due 01/25/36	1,950	1,020
Series 2007-HE2 Class A2B 0.437% due 01/25/37	1,043	526
New Century Home Equity Loan Trust (Ê) Series 2004-4 Class M2 0.877% due 02/25/35	215	134
Option One Mortgage Loan Trust (Ê) Series 2003-2 Class M2 2.897% due 04/25/33	36	13
Series 2003-3 Class M3 3.347% due 06/25/33	27	12
Series 2003-4 Class M2 2.822% due 07/25/33	24	9
Park Place Securities, Inc. (Ê) Series 2005-WCW Class M1 0.797% due 09/25/35	210	129
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	141	123
Renaissance Home Equity Loan Trust Series 2005-1 Class M1 5.357% due 05/25/35	61	27

	Principal Amount ($) or Shares	Market Value $
Series 2005-2 Class AF4 4.934% due 08/25/35	85	71
Series 2006-1 Class AF6 5.746% due 05/25/36	169	92
Residential Asset Mortgage Products, Inc. Series 2003-RS1 Class AI6A 5.980% due 12/25/33	122	111
Series 2003-RS9 Class AI6A 6.110% due 10/25/33	401	372
Residential Asset Securities Corp. Series 2003-KS2 Class MI1 4.800% due 04/25/33	126	55
Series 2003-KS2 Class MI3 6.100% due 04/25/33	51	7
Series 2003-KS4 Class AIIB (Ê) 0.927% due 06/25/33	34	16
Series 2007-KS2 Class AI1 (Ê) 0.417% due 02/25/37	65	62
SBI Heloc Trust (Ê)(Þ) Series 2006-1A Class 1A2A 0.517% due 08/25/36	10	10
SG Mortgage Securities Trust (Ê) Series 2006-OPT Class A3C 0.497% due 10/25/36	1,500	618
SLM Student Loan Trust (Ê) Series 2007-3 Class A1 0.306% due 10/27/14	36	36
Series 2008-2 Class A1 0.616% due 01/25/15	53	53
Series 2008-7 Class A2 0.816% due 10/25/17	2,800	2,797
Small Business Administration Participation Certificates Series 2005-20G Class 1 4.750% due 07/01/25	680	728
Soundview Home Equity Loan Trust (Ê) Series 2005-OPT Class A4 0.647% due 11/25/35	643	601
Structured Asset Securities Corp. (Ê) Series 2006-BC3 Class A2 0.397% due 10/25/36	23	23
Series 2007-BC3 Class 2A2 0.487% due 05/25/47	1,220	753

		21,457

Corporate Bonds and Notes - 20.4%
ACE Capital Trust II 9.700% due 04/01/30	175	210
Achmea Hypotheekbank NV (Þ) 3.200% due 11/03/14	900	930
AES Corp. (The) (Ñ)(Þ) 8.750% due 05/15/13	267	271
Agilent Technologies, Inc. 5.500% due 09/14/15	300	323
Allied Waste NA, Inc. Series B 7.125% due 05/15/16	90	97

Core Bond Fund	33

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Allstate Life Global Funding Trusts 5.375% due 04/30/13	200	219
Ally Financial, Inc. 6.875% due 09/15/11	525	532
7.500% due 12/31/13	1,900	1,895
Altria Group, Inc. 9.700% due 11/10/18	100	127
American Express Bank FSB Series BKNT 5.500% due 04/16/13 (Ñ)	300	324
6.000% due 09/13/17	400	439
American Express Centurion Bank Series BKN1 6.000% due 09/13/17	400	440
American Express Co. 7.000% due 03/19/18	200	231
American General Finance Corp. 6.900% due 12/15/17	300	239
Series MTNI (Ñ) 4.875% due 07/15/12	100	90
American International Group, Inc. (Ñ) 5.450% due 05/18/17	1,000	887
5.850% due 01/16/18	900	804
Amgen, Inc. 6.900% due 06/01/38	1,000	1,256
Anglo American Capital PLC (Þ) 9.375% due 04/08/14	100	120
Anheuser-Busch InBev Worldwide, Inc. 7.200% due 01/15/14 (Þ)	125	144
4.125% due 01/15/15 (Ñ)	225	236
7.750% due 01/15/19 (Þ)	200	243
Appalachian Power Co. Series O 5.650% due 08/15/12	65	70
Arizona Public Service Co. 5.800% due 06/30/14	100	110
6.250% due 08/01/16	150	168
AT&T, Inc. 4.950% due 01/15/13	200	217
5.500% due 02/01/18	200	221
6.300% due 01/15/38	900	977
6.400% due 05/15/38	175	192
BAC Capital Trust XV (Ê) 1.338% due 06/01/56	375	245
Bank of America Corp. 5.625% due 10/14/16	115	119
6.000% due 09/01/17	335	353
5.750% due 12/01/17	140	145
5.625% due 07/01/20	125	126
Bank of America NA Series BKNT 0.817% due 06/15/16 (Ê)	200	175
6.100% due 06/15/17	175	181
Bank of Montreal (Þ) 2.850% due 06/09/15	100	102

	Principal Amount ($) or Shares	Market Value $
BankAmerica Capital III (Ê) Series * 0.873% due 01/15/27	350	232
Bear Stearns Cos. LLC (The) 6.950% due 08/10/12	600	658
7.250% due 02/01/18	445	520
BellSouth Telecommunications, Inc. 7.000% due 12/01/95	245	271
BNP Paribas Capital Trust (ƒ)(Þ) 9.003% due 12/29/49	450	441
Boardwalk Pipelines, LP 5.875% due 11/15/16	225	245
Boston Scientific Corp. 4.500% due 01/15/15	125	123
6.000% due 01/15/20 (Ñ)	100	99
7.000% due 11/15/35	63	61
Burlington Northern Santa Fe LLC 6.875% due 12/01/27	25	29
6.750% due 03/15/29	10	11
Caterpillar Financial Services Corp. 4.850% due 12/07/12	100	108
Cellco Partnership / Verizon Wireless Capital LLC 5.250% due 02/01/12	700	742
8.500% due 11/15/18	175	228
CenterPoint Energy Houston Electric LLC (Ñ) Series J2 5.700% due 03/15/13	110	121
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	50	55
Chase Capital III (Ê) Series C 1.088% due 03/01/27	295	223
Chesapeake Energy Corp. 7.000% due 08/15/14	350	356
CHS/Community Health Systems, Inc. Series WI 8.875% due 07/15/15	335	345
Chubb Corp. 6.375% due 03/29/67	175	168
CIT Group, Inc. (Ñ) 7.000% due 05/01/13	156	150
7.000% due 05/01/14	85	80
7.000% due 05/01/15	285	263
7.000% due 05/01/16	141	129
7.000% due 05/01/17	198	178
Citibank NA Series FXD 1.875% due 05/07/12	100	102
Citigroup Capital XXI (Ñ) 8.300% due 12/21/57	500	487
Citigroup Funding, Inc. 2.250% due 12/10/12	200	206
Citigroup, Inc. 2.875% due 12/09/11 (Ñ)	500	516
2.125% due 04/30/12	800	820
5.500% due 08/27/12 (Ñ)	200	208

34	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.625% due 08/27/12	200	206
5.500% due 04/11/13	700	728
5.850% due 07/02/13 (Ñ)	100	105
6.375% due 08/12/14	150	159
5.000% due 09/15/14	400	400
4.700% due 05/29/15 (Ñ)	50	50
5.850% due 08/02/16	55	57
6.000% due 08/15/17	850	883
6.125% due 11/21/17	405	423
6.125% due 08/25/36	300	273
6.875% due 03/05/38	600	629
8.125% due 07/15/39	165	197
Columbus Southern Power Co. Series C 5.500% due 03/01/13	10	11
Comcast Cable Communications Holdings, Inc. 9.455% due 11/15/22	100	138
Comcast Cable Holdings LLC 9.800% due 02/01/12	180	201
Comcast Holdings Corp. 10.625% due 07/15/12	125	145
Commonwealth Edison Co. 6.950% due 07/15/18	50	58
Countrywide Financial Corp. Series MTn 5.800% due 06/07/12	100	105
COX Communications, Inc. (Þ) 5.875% due 12/01/16	75	83
8.375% due 03/01/39	125	170
Credit Agricole SA (ƒ)(Þ) 8.375% due 10/29/49	150	142
Credit Suisse USA, Inc. 5.500% due 08/15/13 (Ñ)	45	49
4.875% due 01/15/15	55	59
Danske Bank A/S (Þ) 2.500% due 05/10/12	500	512
DCP Midstream LLC (Þ) 9.750% due 03/15/19	100	129
Dell, Inc. (Ñ) Series WI 4.700% due 04/15/13	400	433
Delta Air Lines, Inc. 9.500% due 09/15/14 (Þ)	480	504
Series 00A2 (Ñ) 7.570% due 05/18/12	205	208
Series 01A2 7.111% due 03/18/13	400	413
Developers Diversified Realty Corp. 7.500% due 04/01/17	175	172
DirecTV Holdings LLC / DirecTV Financing Co., Inc. (Ñ) 5.875% due 10/01/19	125	137
6.350% due 03/15/40	75	80
Discover Bank/Greenwood DE Series BKNT 8.700% due 11/18/19	250	278

	Principal Amount ($) or Shares	Market Value $
DISH DBS Corp. 7.125% due 02/01/16	125	125
Dolphin Energy, Ltd. (Þ) 5.888% due 06/15/19	125	129
Dow Chemical Co. (The) 7.600% due 05/15/14	300	346
5.900% due 02/15/15	75	82
DPL, Inc. 6.875% due 09/01/11	193	204
Dynegy Roseton / Danskammer Pass Through Trust Series B 7.670% due 11/08/16	700	616
Edison Mission Energy 7.000% due 05/15/17	675	432
El Paso Corp. Series GMTN 8.050% due 10/15/30	200	198
El Paso Natural Gas Co. 7.500% due 11/15/26	100	109
El Paso Pipeline Partners Operating Co. LLC 6.500% due 04/01/20	75	77
Enel Finance International SA (Þ) 5.125% due 10/07/19	175	176
Energy Transfer Partners, LP (Ñ) 5.950% due 02/01/15	300	320
Enterprise Products Operating LLC
6.650% due 04/15/18	250	285
Series A
8.375% due 08/01/66	100	100
Farmers Exchange Capital (Þ)
7.050% due 07/15/28	500	477
7.200% due 07/15/48	300	277
Fifth Third Bancorp 8.250% due 03/01/38	1,100	1,233
Fifth Third Bank (Ê) Series BKNT 0.546% due 05/17/13	250	235
First Niagara Financial Group, Inc. 6.750% due 03/19/20	125	131
FirstEnergy Corp. Series B 6.450% due 11/15/11	12	13
FPL Energy Wind Funding LLC (Þ) 6.876% due 06/27/17	235	232
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	300	330
General Electric Capital Corp.
3.000% due 12/09/11	500	516
1.384% due 05/22/13 (Ê)	75	74
5.900% due 05/13/14 (Ñ)	350	386
5.625% due 05/01/18	230	244
5.875% due 01/14/38	300	294
6.375% due 11/15/67	1,900	1,767
Series EMtn (Ê)
0.595% due 03/20/14	400	374

Core Bond Fund	35

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series GMTN
2.000% due 09/28/12	400	410
2.625% due 12/28/12	1,000	1,039
Series MTNA (Ê)
0.797% due 09/15/14	300	283
General Electric Co. 5.250% due 12/06/17	250	272
Goldman Sachs Group, Inc. (The)
1.151% due 12/05/11 (Ê)	1,020	1,032
4.750% due 07/15/13	350	365
6.000% due 05/01/14	150	161
6.250% due 09/01/17	600	635
6.150% due 04/01/18	150	157
7.500% due 02/15/19	550	615
6.000% due 06/15/20 (Ñ)	285	294
6.750% due 10/01/37	800	784
Series MTNB (Ê)
0.707% due 07/22/15	100	90
Hartford Financial Services Group, Inc. 6.625% due 03/30/40	50	46
HBOS PLC (Þ) 6.750% due 05/21/18	825	772
HCA, Inc.
8.500% due 04/15/19	300	318
7.875% due 02/15/20	125	129
HCP, Inc.
5.950% due 09/15/11	585	606
6.700% due 01/30/18	425	448
Healthcare Realty Trust, Inc. 6.500% due 01/17/17	700	732
Historic TW, Inc. 8.050% due 01/15/16	195	234
Indiantown Cogeneration, LP Series A-10 9.770% due 12/15/20	275	304
International Paper Co. (Ñ) 7.950% due 06/15/18	75	89
Jackson National Life Fund LLC 0.628% due 08/06/11	2,800	2,763
Jersey Central Power & Light Co. 5.625% due 05/01/16	90	97
JPMorgan Chase & Co.
5.375% due 01/15/14 (Ñ)	170	183
6.000% due 01/15/18	200	221
Series 1 (ƒ)
7.900% due 04/29/49	300	309
JPMorgan Chase Bank NA
Series AI (Þ)
5.875% due 06/13/16	70	77
Series BKNT
6.000% due 10/01/17	570	621
JPMorgan Chase Capital XIII (Ê) Series M 1.483% due 09/30/34	480	356
JPMorgan Chase Capital XXI (Ê) Series U 1.294% due 01/15/87	335	242

	Principal Amount ($) or Shares	Market Value $
JPMorgan Chase Capital XXIII (Ê) 1.436% due 05/15/77	545	399
KCP&L Greater Missouri Operations Co. 11.875% due 07/01/12	640	737
Kinder Morgan Energy Partners, LP 5.950% due 02/15/18	700	756
Kraft Foods, Inc.
6.125% due 02/01/18 (Ñ)	200	227
6.125% due 08/23/18	125	142
5.375% due 02/10/20	700	750
6.500% due 02/09/40	175	196
L-3 Communications Corp. Series B 6.375% due 10/15/15	125	125
Landwirtschaftliche Rentenbank 1.875% due 09/24/12	1,700	1,721
Lehman Brothers Holdings, Inc. (Ø)
6.200% due 09/26/14	200	39
Macquarie Bank, Ltd. (Þ) 3.300% due 07/17/14	1,000	1,048
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	84	80
MBNA Capital B (Ê) Series B 1.144% due 02/01/27	985	666
MBNA Corp. 6.125% due 03/01/13	200	215
Merrill Lynch & Co., Inc.
6.050% due 08/15/12	100	106
6.050% due 05/16/16	300	310
6.400% due 08/28/17	325	339
6.875% due 04/25/18	725	773
MetLife, Inc.
6.125% due 12/01/11	205	217
6.400% due 12/15/36	100	88
Series A
6.817% due 08/15/18	200	226
Metropolitan Life Global Funding I (Þ) 5.125% due 06/10/14	200	217
Mirant Mid Atlantic Pass Through Trust A Series A 8.625% due 06/30/12	242	247
Mirant Mid Atlantic Pass Through Trust B Series B 9.125% due 06/30/17	282	291
Morgan Stanley
3.250% due 12/01/11	700	725
5.375% due 10/15/15	500	506
0.754% due 10/18/16 (Ê)	435	378
5.450% due 01/09/17	225	223
6.250% due 08/28/17	100	102
5.950% due 12/28/17	125	127
6.625% due 04/01/18	450	472
7.300% due 05/13/19	100	108
5.625% due 09/23/19	100	97
Series GMTN (Ê)
2.930% due 05/14/13	200	201

36	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

0.595% due 01/09/14	425	391
National City Bank (Ê) Series BKNT 0.908% due 06/07/17	700	626
Nevada Power Co. Series L 5.875% due 01/15/15	100	111
News America Holdings, Inc.
7.900% due 12/01/95	90	107
8.250% due 10/17/96	20	23
NGPL PipeCo LLC (Þ) 6.514% due 12/15/12	200	199
Nisource Finance Corp.
10.750% due 03/15/16	100	128
6.400% due 03/15/18	145	160
6.125% due 03/01/22	335	358
North American Development Bank 4.375% due 02/11/20	500	523
Ohio Power Co. Series F 5.500% due 02/15/13	20	22
Oncor Electric Delivery Co. LLC (Ñ) 6.800% due 09/01/18	550	646
Panhandle Eastern Pipeline Co., LP 8.125% due 06/01/19	450	504
Petroleos Mexicanos 8.000% due 05/03/19	320	381
Philip Morris International, Inc. 6.375% due 05/16/38	100	117
PNC Bank NA Series BKNT 6.875% due 04/01/18	175	198
Progress Energy, Inc.
5.625% due 01/15/16 (Ñ)	40	44
7.050% due 03/15/19	200	236
ProLogis 1.875% due 11/15/37	150	135
Prudential Financial, Inc. 3.875% due 01/14/15	375	378
Prudential Holdings LLC (Þ) 8.695% due 12/18/23	550	657
Public Service Co. of New Mexico 7.950% due 05/15/18	260	274
Puget Sound Energy, Inc. Series A 6.974% due 06/01/67	125	114
Pulte Group, Inc. 5.250% due 01/15/14	1,000	967
Qwest Corp.
7.875% due 09/01/11	120	125
7.625% due 06/15/15 (Ñ)	100	107
8.375% due 05/01/16	175	191
Reinsurance Group of America, Inc. 6.750% due 12/15/65	75	62
Reliant Energy Mid-Atlantic Power Holdings LLC Series B 9.237% due 07/02/17	318	331

	Principal Amount ($) or Shares	Market Value $
Rensselaer Polytechnic Institute 5.600% due 09/01/20	325	352
Royal Bank of Scotland PLC (The) (Þ) 4.875% due 08/25/14	100	100
Sabine Pass LNG, LP
7.250% due 11/30/13	730	657
7.500% due 11/30/16	65	54
Simon Property Group, LP
5.300% due 05/30/13	395	425
6.100% due 05/01/16	130	144
5.650% due 02/01/20	275	291
Southern Union Co. 7.200% due 11/01/66	740	656
Sprint Capital Corp. 8.375% due 03/15/12	125	131
State Street Capital Trust III (ƒ)(Ñ) 8.250% due 01/29/49	200	200
Symetra Financial Corp. (Å) 6.125% due 04/01/16	150	151
Target Corp. 5.125% due 01/15/13	400	436
Tennessee Gas Pipeline Co.
8.000% due 02/01/16	200	232
7.500% due 04/01/17	75	86
8.375% due 06/15/32	100	117
Time Warner, Inc. (Ñ) 5.875% due 11/15/16	400	451
Transatlantic Holdings, Inc. 8.000% due 11/30/39	150	151
TransCanada PipeLines, Ltd. 6.350% due 05/15/67	225	201
Transocean, Inc. Series B 1.500% due 12/15/37	650	577
UAL 2009-1 Pass Through Trust 10.400% due 05/01/18	97	105
Union Electric Co. 6.400% due 06/15/17	205	233
Union Pacific Corp. (Ñ) 5.700% due 08/15/18	400	448
UnitedHealth Group, Inc.
4.875% due 02/15/13 (Ñ)	200	215
6.000% due 06/15/17	3	3
Series WI
6.500% due 06/15/37	45	49
Vale Overseas, Ltd. (Ñ) 5.625% due 09/15/19	400	422
Valero Energy Corp. (Ñ)
9.375% due 03/15/19	450	545
6.125% due 02/01/20	250	257
Wachovia Corp.
5.625% due 10/15/16	100	108
5.750% due 02/01/18 (Ñ)	500	548
WEA Finance LLC / WT Finance Aust Pty, Ltd. (Þ)
7.500% due 06/02/14	205	232
6.750% due 09/02/19	95	106

Core Bond Fund	37

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Wells Fargo & Co.
5.625% due 12/11/17 (Ñ)	300	328
Series K (ƒ)
7.980% due 03/29/49	3,300	3,399
Westpac Banking Corp. (Þ) 1.900% due 12/14/12	800	805
Whirlpool Corp.
8.000% due 05/01/12	25	27
8.600% due 05/01/14	75	88
Williams Cos., Inc. (The) 7.875% due 09/01/21	366	419
Windstream Corp. Series WI 8.625% due 08/01/16	125	126
XTO Energy, Inc. (Ñ) 6.500% due 12/15/18	175	212
ZFS Finance USA Trust I (Þ) Series 144a 6.150% due 12/15/65	200	186
ZFS Finance USA Trust II (Þ) 6.450% due 12/15/65	300	268

		89,746

International Debt - 6.3%
Anglo American Capital PLC (Þ) 9.375% due 04/08/19	100	129
ANZ National International, Ltd. (Þ) 6.200% due 07/19/13	600	665
ArcelorMittal Series WI 6.125% due 06/01/18	175	183
ARES CLO Funds (Ê)(Å) Series 2005-10A Class A3 0.779% due 09/18/17	730	672
Argentina Government International Bond (Ê) Series $GDP Zero coupon due 12/15/35	1,650	126
AstraZeneca PLC 5.900% due 09/15/17	100	117
Barclays Bank PLC
5.450% due 09/12/12	1,300	1,382
6.050% due 12/04/17 (Þ)	200	202
BAT International Finance PLC (Þ) 9.500% due 11/15/18	150	197
BBVA Bancomer SA(Þ) 7.250% due 04/22/20	300	296
Black Diamond CLO, Ltd. (Ê)(Å) Series 2007-1A Class AD 0.578% due 04/29/19	750	662
BNP Paribas (ƒ)(Þ) 5.186% due 06/29/49	300	246
BRFkredit AS (Þ) 2.050% due 04/15/13	1,200	1,222
Canadian Natural Resources, Ltd. 5.150% due 02/01/13	100	108

	Principal Amount ($) or Shares		Market Value $
Chatham Light CLO, Ltd. (Ê)(Å) Series 2005-2A Class A1 0.594% due 08/03/19		495	464
Corp. Nacional del Cobre de Chile (Þ) 7.500% due 01/15/19		200	245
Covidien International Finance SA 4.200% due 06/15/20		175	179
Credit Suisse NY 6.000% due 02/15/18		770	803
Deutsche Bank AG 6.000% due 09/01/17		600	662
Dexia Credit Local (Ê)(Þ) 0.808% due 04/29/14		500	499
Electricite De France (Þ)
5.500% due 01/26/14		200	221
6.500% due 01/26/19		200	233
6.950% due 01/26/39		200	241
Endurance Specialty Holdings, Ltd. 6.150% due 10/15/15		100	107
Enel Finance International SA (Þ) 6.250% due 09/15/17		300	325
Export-Import Bank of Korea (Ñ) 5.875% due 01/14/15		700	758
FIH Erhvervsbank A/S (Þ) 2.450% due 08/17/12		500	512
Gazprom International SA for Gazprom Series regs 7.201% due 02/01/20		64	66
HSBC Holdings PLC
6.500% due 05/02/36		100	104
6.500% due 09/15/37		100	104
International Lease Finance Corp. (Ê) 1.058% due 08/15/11		100	111
Israel Government AID Bond 5.500% due 09/18/33		400	461
JPMorgan Chase Bank
10.000% due 07/17/17	IDR	2,137,000	259
11.000% due 11/17/20	IDR	2,248,000	293
Korea Electric Power Corp. (Þ) 5.125% due 04/23/34		60	64
Kreditanstalt fuer Wiederaufbau (Ñ) 1.875% due 01/14/13		900	913
Landwirtschaftliche Rentenbank 5.250% due 07/02/12		700	756
LeasePlan Corp. NV (Þ) 3.000% due 05/07/12		400	411
Lloyds TSB Bank PLC (Þ) 4.375% due 01/12/15		200	193
Mexico Government International Bond 6.050% due 01/11/40		260	274
Morgan Stanley Bank AG for OAO Gazprom Series REGS 9.625% due 03/01/13		900	1,001
MUFG Capital Finance 1, Ltd. (ƒ) 6.346% due 07/29/49		200	194

38	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

National Australia Bank, Ltd. (Þ) 5.350% due 06/12/13	800	867
Peruvian Government International Bond 7.125% due 03/30/19	180	213
Petro-Canada 6.050% due 05/15/18	100	113
Petrobras International Finance Co. - Pifco (Ñ) 7.875% due 03/15/19	800	915
Province of Ontario Canada 4.100% due 06/16/14	400	430
Qatar Government International Bond (Þ) 5.250% due 01/20/20	520	543
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ) 5.838% due 09/30/27	250	258
Resona Bank, Ltd. (ƒ)(Þ) 5.850% due 09/29/49	100	95
Royal Bank of Scotland Group PLC
6.990% due 10/29/49 (ƒ)(Þ)	300	195
Series 1 (ƒ)
9.118% due 03/31/49	300	258
Royal Bank of Scotland PLC (The) (Þ)
3.000% due 12/09/11	200	205
1.500% due 03/30/12	1,200	1,202
State of Qatar 5.150% due 04/09/14	100	107
Suncor Energy, Inc. 6.100% due 06/01/18	100	113
Swedbank AB
3.000% due 12/22/11 (Å)	500	515
2.800% due 02/10/12 (Þ)	100	103
2.900% due 01/14/13 (Å)	100	104
Swedish Housing Finance Corp. (Þ) 3.125% due 03/23/12	1,000	1,035
Systems 2001 AT LLC (Þ) 7.156% due 12/15/11	41	42
Teck Resources, Ltd. 10.750% due 05/15/19	200	245
Telecom Italia Capital SA
6.200% due 07/18/11	255	264
7.200% due 07/18/36	225	218
TransCapitalInvest, Ltd. for OJSC AK Transneft (Þ) 8.700% due 08/07/18	100	117
UBS AG
5.850% due 12/31/17	270	141
Series DPNT
5.875% due 12/20/17	400	423
5.750% due 04/25/18	100	103
UBS Luxembourg SA for OJSC Vimpel Communications Series REGS 8.250% due 05/23/16	100	103
US Bank National Associtaion 4.375% due 02/28/17	100	121
WCI Finance LLC / WEA Finance LLC (Þ) 5.400% due 10/01/12	75	79
Wells Fargo & Co. 0.933% due 03/23/16	400	461

	Principal Amount ($) or Shares	Market Value $
Westpac Banking Corp. (Þ) 3.250% due 12/16/11	300	309
Westpac Securities NZ, Ltd. (Þ) 2.500% due 05/25/12	100	102
WG Horizons CLO (Ê)(Å) Series 2006-1A Class A1 0.796% due 05/24/19	1,300	1,166
Xstrata Canada Corp. 6.000% due 10/15/15	45	49

		27,874

Loan Agreements - 0.3%
Adam Aircraft Term Loan (Å)(Ø) 15.290% due 05/01/12	49	—
HCA, Inc., Term Loan A (Ê) 2.033% due 11/18/12	507	479
Kelson Holdings, Inc., 1st Lien Term Loan (Ê) 3.783% due 03/08/13	1,000	951

		1,430

Mortgage-Backed Securities - 35.2%
ABN Amro Mortgage Corp. Series 2003-13 Class A3 5.500% due 01/25/34	1,857	1,681
Adjustable Rate Mortgage Trust
Series 2004-5 Class 2A1
3.092% due 04/25/35	56	50
Series 2005-3 Class 8A2 (Ê)
0.587% due 07/25/35	85	72
American Home Mortgage Assets (Ê) Series 2007-4 Class A2 0.537% due 08/25/37	1,060	705
American Home Mortgage Investment Trust (Ê) Series 2004-4 Class 4A 2.442% due 02/25/45	76	69
Banc of America Alternative Loan Trust
Series 2003-2 Class CB2 (Ê)
0.847% due 04/25/33	47	41
Series 2003-10 Class 2A2 (Ê)
0.797% due 12/25/33	137	122
Series 2006-5 Class CB17
6.000% due 06/25/46	166	120
Banc of America Commercial Mortgage, Inc.
Series 2002-PB2 Class A4
6.186% due 06/11/35	555	582
Series 2005-2 Class A4
4.783% due 07/10/43	325	337
Series 2005-3 Class A2
4.501% due 07/10/43	110	111
Series 2006-1 Class A4
5.372% due 09/10/45	280	296
Series 2006-2 Class A4
5.928% due 05/10/45	200	212
Series 2006-4 Class A4
5.634% due 07/10/46	500	514

Core Bond Fund	39

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Banc of America Funding Corp.
Series 2005-D Class A1 (Ê)
2.926% due 05/25/35	92	90
Series 2006-3 Class 5A8
5.500% due 03/25/36	475	387
Series 2006-A Class 3A2
5.721% due 02/20/36	141	87
Series 2006-A Class 4A1 (Ê)
5.520% due 02/20/36	385	291
Series 2006-I Class 5A1 (Ê)
6.063% due 10/20/46	1,617	1,389
Banc of America Mortgage Securities, Inc.
Series 2003-9 Class 1A12 (Ê)
0.797% due 12/25/33	66	66
Series 2004-1 Class 5A1
6.500% due 09/25/33	7	7
Series 2004-2 Class 1A9 (Ê)
0.797% due 03/25/34	59	56
Series 2004-11 Class 2A1
5.750% due 01/25/35	245	246
Series 2005-H Class 2A5 (Ê)
4.784% due 09/25/35	220	185
Series 2005-L Class 3A1 (Ê)
5.401% due 01/25/36	163	151
Series 2006-2 Class A15
6.000% due 07/25/46	122	112
Series 2006-B Class 1A1 (Ê)
4.264% due 10/20/46	75	49
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-1 Class 6A1
2.960% due 04/25/33	28	27
Series 2003-8 Class 4A1
3.529% due 01/25/34	77	73
Series 2004-9 Class 22A1 (Ê)
4.069% due 11/25/34	52	49
Series 2005-2 Class A1 (Ê)
2.760% due 03/25/35	867	803
Series 2007-3 Class 1A1
5.370% due 05/25/47	298	215
Bear Stearns Alt-A Trust
Series 2005-4 Class 23A1
2.759% due 05/25/35	172	133
Series 2005-7 Class 22A1
4.539% due 09/25/35	84	63
Chase Mortgage Finance Corp.
Series 2003-S8 Class A1
4.500% due 09/25/18	84	86
Series 2006-S4 Class A3
6.000% due 12/25/36	142	140
Series 2006-S4 Class A4
6.000% due 12/25/36	32	30
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A (Ê)
4.700% due 12/25/35	53	48
Series 2006-AR7 Class 1A4A
5.590% due 11/25/36	674	499

	Principal Amount ($) or Shares	Market Value $
Series 2007-AR8 Class 2A1A
5.825% due 07/25/37	885	645
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A4
5.397% due 07/15/44	340	364
Series 2006-CD3 Class A5
5.617% due 10/15/48	190	195
Citimortgage Alternative Loan Trust Series 2006-A3 Class 1A5 6.000% due 07/25/36	96	70
Commercial Mortgage Loan Trust Series 2008-LS1 Class AJ 6.217% due 10/10/17	120	61
Commercial Mortgage Pass Through Certificates
Series 2006-C8 Class A4
5.306% due 12/10/46	200	195
Series 2007-C9 Class A4
6.010% due 12/10/49	360	372
Countrywide Alternative Loan Trust
Series 2005-32T Class A7 (Ê)
0.597% due 08/25/35	65	55
Series 2005-J8 Class 1A3
5.500% due 07/25/35	161	135
Series 2005-J13 Class 2A3
5.500% due 11/25/35	100	79
Series 2006-9T1 Class A7
6.000% due 05/25/36	71	47
Series 2006-J2 Class A3
6.000% due 04/25/36	112	89
Series 2006-OA1 Class A1 (Ê)
0.528% due 02/20/47	698	348
Series 2006-OA1 Class A2 (Ê)
0.537% due 10/25/46	1,675	956
Series 2007-15C Class A5
5.750% due 07/25/37	722	515
Series 2007-J2 Class 2A1
6.000% due 07/25/37	210	156
Series 2007-OA1 Class A1A (Ê)
1.801% due 11/25/47	916	449
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-8 Class A2 (Ê)
0.847% due 05/25/18	82	76
Series 2003-52 Class A1
3.416% due 02/19/34	126	116
Series 2004-16 Class 1A1 (Ê)
0.747% due 09/25/34	127	71
Series 2004-22 Class A3
3.506% due 11/25/34	162	139
Series 2004-HYB Class 1A1
3.205% due 02/20/35	269	247
Series 2005-1 Class 2A1 (Ê)
0.637% due 03/25/35	1,621	845
Series 2005-3 Class 1A2 (Ê)
0.637% due 04/25/35	24	14

40	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-HYB Class 3A2A (Ê)
5.250% due 02/20/36	53	39
Series 2007-1 Class A1
6.000% due 03/25/37	1,546	1,280
Series 2007-2 Class A2
6.000% due 03/25/37	2,100	1,667
Series 2007-4 Class 1A10
6.000% due 05/25/37	2,000	1,505
Series 2007-18 Class 2A1
6.500% due 11/25/37	177	154
Series 2007-HY1 Class 1A2
5.593% due 04/25/37	71	14
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9 Class 2A1 5.500% due 10/25/35	352	306
Credit Suisse Mortgage Capital Certificates
Series 2006-8 Class 4A1 (Å)
6.500% due 10/25/21	520	351
Series 2006-C2 Class A3
5.846% due 03/15/39	100	104
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2005-AR1 Class 2A3
4.273% due 08/25/35	465	239
Series 2007-OA1 Class A1 (Ê)
0.497% due 02/25/47	2,403	1,255
Series 2007-OA2 Class A1 (Ê)
1.191% due 04/25/47	1,305	722
DLJ Commercial Mortgage Corp. (Ê) Series 1999-CG1 Class S Interest Only STRIP 1.597% due 03/10/32	245	8
Fannie Mae
5.190% due 2012	200	213
2.829% due 2017 (Ê)	28	30
6.000% due 2017	39	42
4.000% due 2018	496	525
4.500% due 2018	536	574
5.000% due 2018	103	111
6.000% due 2019	254	277
4.500% due 2020	101	108
5.000% due 2020	3,077	3,309
5.500% due 2020	124	134
6.000% due 2020	315	343
5.500% due 2021	192	208
5.500% due 2022	250	271
5.000% due 2023	523	559
5.500% due 2023	267	290
4.500% due 2025	1,335	1,410
6.000% due 2026	550	602
6.000% due 2027	290	317
6.000% due 2028	21	23
5.500% due 2029	55	60
6.000% due 2032	297	328
7.000% due 2032	96	108

	Principal Amount ($) or Shares	Market Value $
2.745% due 2033 (Ê)	56	58
2.818% due 2033 (Ê)	125	129
5.000% due 2033	371	395
5.500% due 2033	396	427
6.000% due 2033	94	104
5.000% due 2034	1,049	1,116
5.500% due 2034	654	705
5.000% due 2035	109	115
5.500% due 2035	6	7
6.000% due 2035	102	112
3.843% due 2036 (Ê)	294	298
6.000% due 2036	143	154
6.500% due 2036	75	82
7.000% due 2036	12	13
5.500% due 2037	360	388
5.503% due 2037 (Ê)	194	207
6.000% due 2037	246	269
6.500% due 2037	696	758
5.500% due 2038	2,100	2,258
6.000% due 2038	1,501	1,635
4.500% due 2039	2,723	2,837
5.000% due 2039	1,823	1,939
4.500% due 2040	1,660	1,731
5.000% due 2040	294	313
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/01/33	172	29
Series 2003-345 Class 18
Interest Only STRIP
4.500% due 12/01/18	440	47
Series 2003-345 Class 19
Interest Only STRIP
4.500% due 01/01/19	487	51
Series 2005-365 Class 12
Interest Only STRIP
5.500% due 12/01/35	657	102
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/01/36	123	17
30 Year TBA (Ï)
4.000%	—	19
4.500%	5,000	5,175
6.500%	13,000	14,237
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29	70	78
Series 2003-32 Class FH (Ê)
0.747% due 11/25/22	159	158
Series 2003-35 Class FY (Ê)
0.747% due 05/25/18	234	232
Series 2003-78 Class FI (Ê)
0.747% due 01/25/33	156	156
Series 2004-21 Class FL (Ê)
0.697% due 11/25/32	93	93
Series 2005-79 Class FC (Ê)
0.647% due 02/25/22	24	24

Core Bond Fund	41

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-27 Class SH (Ê)
Interest Only STRIP
6.353% due 04/25/36	3,387	478
Series 2006-48 Class LG
Principal Only STRIP
Zero coupon due 06/25/36	24	24
Series 2007-30 Class AF (Ê)
0.657% due 04/25/37	117	116
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.500% due 12/25/42	30	33
Federal Home Loan Mortgage Corp. Structured Pass Through Securities (Ê) Series 2005-63 Class 1A1 1.621% due 02/25/45	24	24
First Horizon Alternative Mortgage Securities
Series 2004-AA3 Class A1 (Ê)
2.331% due 09/25/34	36	31
Series 2006-FA3 Class A6
6.000% due 07/25/36	115	96
First Horizon Asset Securities, Inc. (Ê)
Series 2005-AR5 Class 3A1
5.561% due 10/25/35	67	63
Freddie Mac
6.000% due 2016	14	15
5.000% due 2018	252	271
5.000% due 2019	403	433
5.000% due 2020	727	781
5.500% due 2020	432	469
3.138% due 2030 (Ê)	1	1
5.000% due 2033	118	125
2.873% due 2034 (Ê)	53	54
5.000% due 2035	1,326	1,406
5.779% due 2036 (Ê)	57	60
5.882% due 2036 (Ê)	119	126
5.970% due 2036 (Ê)	70	74
5.315% due 2037 (Ê)	247	261
5.452% due 2037 (Ê)	92	98
5.500% due 2037	1,266	1,357
5.642% due 2037 (Ê)	342	365
5.687% due 2037 (Ê)	45	48
5.724% due 2037 (Ê)	146	156
5.745% due 2037 (Ê)	110	117
5.812% due 2037 (Ê)	116	123
5.859% due 2037 (Ê)	29	31
5.947% due 2037 (Ê)	61	65
6.000% due 2037	1,049	1,141
5.000% due 2038	79	83
5.500% due 2038	5,536	5,948
6.000% due 2038	6,834	7,424
4.500% due 2039	3,584	3,718
5.000% due 2039	3,588	3,799
6.000% due 2039	105	113
3.594% due 2040 (Ê)	1,205	1,252
Freddie Mac REMICS
Series 2000-226 Class F (Ê)
0.800% due 11/15/30	11	11

	Principal Amount ($) or Shares	Market Value $
Series 2003-256 Class FJ (Ê)
0.750% due 02/15/33	78	79
Series 2004-281 Class DF (Ê)
0.800% due 06/15/23	63	63
Series 2005-294 Class FA (Ê)
0.520% due 03/15/20	122	120
Series 2005-299 Class KF (Ê)
0.750% due 06/15/35	22	22
Series 2005-301 Class IM
Interest Only STRIP
5.500% due 01/15/31	72	3
Series 2007-330 Class GL (Ê)(Å)
20.057% due 04/15/37	8	8
Series 2007-333 Class BF (Ê)
0.500% due 07/15/19	177	176
Series 2007-333 Class FT (Ê)
0.500% due 08/15/19	362	360
Ginnie Mae I
6.000% due 2029	8	9
6.500% due 2037	754	829
6.500% due 2038	2,378	2,612
4.500% due 2039	1,881	1,964
5.000% due 2039	289	309
5.500% due 2039	174	188
6.500% due 2039	939	1,032
30 Year TBA (Ï)
4.500%	3,900	4,062
5.500%	410	443
Ginnie Mae II (Ê)
4.375% due 01/01/26	124	128
3.625% due 01/01/27	8	9
2.750% due 01/01/32	46	47
GMAC Mortgage Corp. Loan Trust (Ê) Series 2004-JR1 Class A6 0.797% due 12/25/33	38	37
Government National Mortgage Association (Ê)
Series 1999-40 Class FE
0.900% due 11/16/29	68	68
Series 2000-29 Class F
0.848% due 09/20/30	14	14
Series 2007-26 Class SD Interest Only STRIP
6.450% due 05/16/37	3,876	448
Greenwich Capital Commercial Funding Corp.
Series 2003-C2 Class A2
4.022% due 01/05/36	4	4
Series 2004-GG1 Class A7
5.317% due 06/10/36	465	497
Series 2006-GG7 Class A4
6.085% due 07/10/38	1,105	1,155
Series 2007-GG9 Class A4
5.444% due 03/10/39	315	316
GS Mortgage Securities Corp. II
Series 2006-GG6 Class A4
5.553% due 04/10/38	320	329
Series 2006-GG8 Class AAB
5.535% due 11/10/39	200	215

42	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

GSR Mortgage Loan Trust
Series 2005-AR7 Class 6A1
5.209% due 11/25/35	188	176
Series 2006-3F Class 2A3
5.750% due 03/25/36	460	396
Series 2007-AR1 Class 1A1
3.565% due 03/25/37	1,824	1,143
Harborview Mortgage Loan Trust
Series 2005-3 Class 2A1A (Ê)
0.588% due 06/19/35	1,455	835
Series 2005-4 Class 3A1
2.964% due 07/19/35	127	100
Series 2005-14 Class 3A1A
5.225% due 12/19/35	59	44
Indymac Index Mortgage Loan Trust
Series 2005-AR1 Class A1
5.185% due 09/25/35	544	397
Series 2006-AR2 Class A2 (Ê)
0.427% due 11/25/36	42	20
Series 2006-AR3 Class 2A1A (Ê)
0.517% due 01/25/37	584	307
Series 2007-AR5 Class 1A1
5.367% due 05/25/37	711	352
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-LN2 Class A1
4.475% due 07/15/41	250	256
Series 2005-LDP Class A3A1
4.871% due 10/15/42	210	213
Series 2005-LDP Class A4
4.918% due 10/15/42	325	340
5.360% due 12/15/44	390	415
Series 2006-CB1 Class A4
5.552% due 05/12/45	220	231
Series 2006-LDP Class A3B
5.447% due 05/15/45	250	260
Series 2006-LDP Class A4
6.064% due 04/15/45	650	693
5.399% due 05/15/45	290	305
Series 2007-CB1 Class A4
5.440% due 06/12/47	1,200	1,198
5.937% due 02/12/49	340	343
Series 2007-LD1 Class A4
5.882% due 02/15/51	380	381
Series 2007-LDP Class A3
5.420% due 01/15/49	700	684
JPMorgan Mortgage Trust
Series 2005-A1 Class 6T1 (Ê)
5.017% due 02/25/35	74	74
Series 2005-A5 Class TA1
5.429% due 08/25/35	670	671
Series 2005-S3 Class 1A2
5.750% due 01/25/36	106	93
Series 2007-A1 Class 2A2 (Ê)
3.547% due 07/25/35	463	429
Series 2007-A4 Class 3A1
5.874% due 06/25/37	2,512	2,173

	Principal Amount ($) or Shares	Market Value $
Series 2007-S3 Class 1A8
6.000% due 08/25/37	1,564	1,395
LB-UBS Commercial Mortgage Trust
Series 2006-C1 Class A4
5.156% due 02/15/31	1,500	1,560
Series 2006-C3 Class A4
5.661% due 03/15/39	210	217
Series 2006-C4 Class A4
6.080% due 06/15/38	105	113
Series 2007-C6 Class A4
5.858% due 07/15/40	270	268
Lehman Mortgage Trust
Series 2005-3 Class 1A3
5.500% due 01/25/36	343	294
Series 2006-8 Class 2A1 (Ê)
0.767% due 12/25/36	700	359
Series 2007-8 Class 3A1
7.250% due 09/25/37	827	458
Lehman XS Trust (Ê) Series 2007-7N Class 1A2 0.587% due 06/25/47	831	391
MASTR Alternative Loans Trust
Series 2003-4 Class B1
5.725% due 06/25/33	158	106
Series 2004-10 Class 5A6
5.750% due 09/25/34	164	163
MASTR Asset Securitization Trust (Ê)
Series 2003-7 Class 4A35
0.747% due 09/25/33	63	60
Series 2004-4 Class 2A2
0.797% due 04/25/34	29	27
Mellon Residential Funding Corp. (Ê) Series 2000-TBC Class A1 0.817% due 06/15/30	124	107
Merrill Lynch Floating Trust (Ê)(Þ) Series 2006-1 Class A1 0.420% due 06/15/22	550	521
Merrill Lynch Mortgage Investors, Inc. (Ê) Series 2005-A10 Class A 0.557% due 02/25/36	84	64
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-6 Class A4
5.485% due 03/12/51	100	96
Series 2007-7 Class A4
5.810% due 06/12/50	1,160	1,134
MLCC Mortgage Investors, Inc. (Ê)
Series 2004-HB1 Class A2
1.150% due 04/25/29	28	23
Series 2005-3 Class 5A
0.597% due 11/25/35	52	45
Morgan Stanley Capital I
Series 2005-HQ6 Class A4A
4.989% due 08/13/42	740	769
Series 2005-IQ1 Class AAB
5.178% due 09/15/42	415	434

Core Bond Fund	43

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-HQ1 Class A4
5.328% due 11/12/41	130	135
Series 2006-HQ9 Class A4
5.731% due 07/12/44	295	316
Series 2007-IQ1 Class A4
5.809% due 12/12/49	320	331
Series 2007-T27 Class A4
5.802% due 06/11/42	675	707
Prime Mortgage Trust (Ê) Series 2004-CL1 Class 1A2 0.747% due 02/25/34	21	19
Residential Accredit Loans, Inc.
Series 2004-QS5 Class A6 (Ê)
0.947% due 04/25/34	38	35
Series 2004-QS8 Class A4 (Ê)
0.747% due 06/25/34	147	129
Series 2005-QA8 Class NB3
5.474% due 07/25/35	185	126
Series 2005-QO5 Class A1 (Ê)
1.413% due 01/25/46	1,816	967
Series 2005-QS1 Class 2A3
5.750% due 09/25/35	453	345
Series 2006-QS6 Class 1A13
6.000% due 06/25/36	190	134
Series 2007-QH9 Class A1
6.435% due 11/25/37	877	402
Series 2007-QO4 Class A1 (Ê)
0.547% due 05/25/47	1,478	761
Residential Asset Securitization Trust
Series 2003-A15 Class 1A2 (Ê)
0.797% due 02/25/34	185	164
Series 2005-A10 Class A3
5.500% due 09/25/35	377	289
Series 2006-A9C Class A6
6.000% due 09/25/36	278	148
Series 2007-A5 Class 2A3
6.000% due 05/25/37	92	71
Residential Funding Mortgage Securities I
Series 2003-S5 Class 1A2 (Ê)
0.797% due 11/25/18	91	91
Series 2003-S14 Class A5 (Ê)
0.747% due 07/25/18	104	85
Series 2005-SA4 Class 2A1
5.042% due 09/25/35	478	416
Series 2006-SA4 Class 2A1
6.098% due 11/25/36	306	234
Sequoia Mortgage Trust (Ê) Series 2001-5 Class A 0.698% due 10/19/26	49	40
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12 Class 3A2
2.548% due 09/25/34	49	42
Series 2004-16 Class 3A1
2.628% due 11/25/34	193	168
Series 2005-21 Class 7A1
5.959% due 11/25/35	999	791

	Principal Amount ($) or Shares	Market Value $
Series 2006-12 Class 2A1
5.729% due 01/25/37	663	493
Structured Asset Mortgage Investments, Inc. (Ê)
Series 2005-AR5 Class A3
0.598% due 07/19/35	141	127
Series 2006-AR2 Class A1
0.577% due 02/25/36	471	267
Series 2006-AR8 Class A1A
0.547% due 10/25/36	653	361
Suntrust Adjustable Rate Mortgage Loan Trust (Ê) Series 2007-2 Class 3A3 5.688% due 04/25/37	3,486	2,847
Thornburg Mortgage Securities Trust (Ê)
Series 2003-2 Class A1
1.027% due 04/25/43	53	49
Series 2006-5 Class A1
0.467% due 10/25/46	616	601
Series 2006-6 Class A1
0.457% due 11/25/46	85	81
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4 5.382% due 10/15/44	1,000	1,070
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-4 Class CB11
5.500% due 06/25/35	90	69
Series 2007-OA1 Class 2A (Ê)
1.141% due 12/25/46	618	248
Washington Mutual Mortgage Pass Through Certificates
Series 2003-S9 Class A2 (Ê)
0.897% due 10/25/33	121	119
Series 2005-AR1 Class 1A1
4.800% due 10/25/35	128	120
Series 2005-AR1 Class A1A1 (Ê)
0.637% due 10/25/45	29	23
0.617% due 12/25/45	352	265
Series 2005-AR6 Class B3 (Ê)(Å)
1.007% due 04/25/45	192	12
Series 2006-AR2 Class 1A1
5.252% due 03/25/37	537	442
Series 2007-HY3 Class 4B1
5.293% due 03/25/37	124	9
Series 2007-HY4 Class 1A1 (Ê)
5.416% due 04/25/37	117	88
Wells Fargo Mortgage Backed Securities Trust
Series 2006-2 Class 2A3
5.500% due 03/25/36	285	258
Series 2006-6 Class 1A22 (Ê)
6.000% due 05/25/36	1,300	1,125
Series 2006-AR1 Class 4A1 (Ê)
5.487% due 07/25/36	58	46
Series 2006-AR1 Class A1 (Ê)
5.130% due 10/25/36	1,238	1,003
Series 2006-AR2 Class 2A1
4.807% due 03/25/36	221	196

44	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Series 2007-8 Class 1A16
6.000% due 07/25/37		258	224
Series 2007-10 Class 2A5
6.250% due 07/25/37		108	99

			155,044

Municipal Bonds - 1.7%
Chicago Transit Authority Revenue Bonds 6.899% due 12/01/40		400	444
City of New York New York General Obligation Unlimited 6.246% due 06/01/35		1,100	1,109
County of Clark Nevada Revenue Bonds 6.820% due 07/01/45		100	112
Illinois Municipal Electric Agency Revenue Bonds 6.832% due 02/01/35		100	110
Los Angeles Unified School District General Obligation Unlimited (µ) 4.500% due 07/01/22		400	406
Missouri Higher Education Loan Authority (Ê) Series 2010-1 Class A1 1.447% due 11/26/32		971	978
North Carolina Turnkpike Authority Revenue Bonds 6.700% due 01/01/39		100	107
Northern California Power Agency Revenue Bonds 7.311% due 06/01/40		1,000	1,031
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41		100	104
State of California General Obligation Unlimited
7.500% due 04/01/34		425	454
7.950% due 03/01/36		110	116
5.650% due 04/01/39 (Ê)		100	105
7.550% due 04/01/39		975	1,046
7.625% due 03/01/40		400	432
State of Illinois General Obligation Unlimited 4.071% due 01/01/14		100	99
State of Louisiana Revenue Bonds (Ê) 3.000% due 05/01/43		400	405
University of California Revenue Bonds 6.270% due 05/15/31		400	411

			7,469

Non-US Bonds - 1.3%
Canadian Government Bond 2.000% due 12/01/14	CAD	1,000	930
Deutsche Bank AG
10.000% due 07/17/17	IDR	3,300,000	400
10.500% due 08/19/30 (Å)	IDR	1,000,000	118
FCE Bank plc 7.125% due 01/15/13	EUR	600	737
Federative Republic of Brazil
12.500% due 01/05/22	BRL	300	188
10.250% due 01/10/28	BRL	1,400	782

	Principal Amount ($) or Shares		Market Value $
Fortis Bank Nederland Holding NV 3.000% due 04/17/12	EUR	200	251
Hellas Telecommunications Luxembourg V (Ê) Series REGS 4.644% due 10/15/12	EUR	126	46
Impress Holdings BV (Ê) Series REGS 3.769% due 09/15/13	EUR	125	144
Mexican Bonos Series MI10 9.000% due 12/20/12	MXN	14,800	1,240
Morgan Stanley (Ê) 1.029% due 03/01/13	EUR	600	689
Societe Financement de l’Economie Francaise 2.125% due 05/20/12	EUR	100	125

			5,650

United States Government Agencies - 0.9%
Federal Home Loan Banks 4.500% due 09/13/19		1,100	1,193
Federal Home Loan Mortgage Corp. 1.125% due 07/27/12		100	101
Freddie Mac 5.000% due 11/13/14		2,200	2,487

			3,781

United States Government Treasuries - 15.1%
United States Treasury Inflation Indexed Bonds
2.000% due 01/15/16		1,058	1,141
2.375% due 01/15/25		231	257
2.000% due 01/15/26		110	116
2.375% due 01/15/27		540	599
1.750% due 01/15/28		3,208	3,254
United States Treasury Principal
Zero coupon due 05/15/21		100	69
Zero coupon due 11/15/21		1,938	1,295
United States Treasury Notes
1.000% due 04/30/12 (Ñ)		3,900	3,929
0.750% due 05/31/12 (Ñ)		4,300	4,312
0.625% due 06/30/12		7,300	7,301
1.125% due 06/15/13		600	602
2.375% due 02/28/15		4,785	4,932
2.500% due 04/30/15 (Ñ)		800	828
2.125% due 05/31/15 (Ñ)		200	204
1.875% due 06/30/15		8,245	8,277
2.625% due 04/30/16		800	822
3.250% due 12/31/16		2,725	2,872
3.250% due 03/31/17		3,000	3,161
3.125% due 04/30/17 (Ñ)		900	941
2.625% due 06/30/17		1,200	1,205
3.125% due 05/15/19		2,400	2,450
3.625% due 08/15/19		3,500	3,701
3.375% due 11/15/19		4,855	5,028
3.500% due 05/15/20 (Ñ)		3,200	3,349
8.750% due 05/15/20		500	747
8.000% due 11/15/21		840	1,222
5.375% due 02/15/31 (§)		600	738

Core Bond Fund	45

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

4.375% due 02/15/38	500	541
4.250% due 05/15/39 (Ñ)	335	354
4.375% due 11/15/39 (Ñ)	700	756
4.625% due 02/15/40	200	225
4.375% due 05/15/40	1,200	1,298

		66,526

Total Long-Term Investments (cost $373,191)		378,977

Preferred Stocks - 0.2%
Consumer Discretionary - 0.1%
Motors Liquidation Co. (Æ)	80,000	539

Financial Services - 0.1%
DG Funding Trust (Å)(Æ)	49	382

Total Preferred Stocks (cost $766)		921

Short-Term Investments - 15.6%
Ally Financial, Inc. Series * 7.250% due 03/02/11	525	534
American Express Travel Related Services Co., Inc. (Ê) 0.554% due 06/01/11	100	99
Cellco Partnership / Verizon Wireless Capital LLC (Ê) 3.065% due 05/20/11	400	409
Comcast Corp. 5.500% due 03/15/11	100	103
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	290	295
DCP Midstream LLC 6.875% due 02/01/11	20	21
Fannie Mae (ç)(ž) Zero coupon due 10/13/10	3,000	2,999
Federal National Mortgage Association Discount Notes (ç)(ž)
0.010% due 10/04/10	1,345	1,344
0.240% due 11/08/10	8,000	7,994
Freddie Mac (ç)(ž)
0.210% due 09/01/10	5,000	4,999
0.010% due 10/13/10	310	310
General Electric Capital Corp. (Ñ) Series GMTN 5.500% due 04/28/11	220	227
International Lease Finance Corp.
5.450% due 03/24/11	600	591
5.750% due 06/15/11	800	785
Moody’s Corp. Zero coupon due 07/07/10	1,895	1,895
Nisource Finance Corp. 7.875% due 11/15/10	125	128

	Principal Amount ($) or Shares	Market Value $
Progress Energy, Inc. 7.100% due 03/01/11	77	80
Reckson Operating Partnership, LP 5.150% due 01/15/11	92	92
Royal Bank of Scotland PLC (The) (Ê)(Þ) 0.823% due 04/08/11	800	799
Russell U.S. Cash Management Fund (£)	25,006,454	25,006
SLM Corp. (Ê) 0.476% due 07/26/10	50	50
Small Business Administration Series 2000-P10 Class 1 7.449% due 08/01/10	3	3
Sun Life Financial Global Funding, LP (Ê)(Þ) 0.542% due 07/06/10	700	700
United States Treasury BIlls (ç)(ž)(Ñ) 0.090% due 07/01/10	4,000	4,000
United States Treasury Bills (ç)(ž)
0.030% due 07/01/10 (Ñ)	11,000	11,000
0.081% due 08/05/10 (Ñ)	4,055	4,055
0.150% due 08/12/10	180	180
0.219% due 08/26/10 (Ñ)	74	74
UnitedHealth Group, Inc. 5.250% due 03/15/11	95	97

Total Short-Term Investments (cost $68,712)		68,869

Repurchase Agreements - 4.2%
Agreement with Barclays Capital Inc. and State Street Bank & Co. (Tri-party) of $16,600 dated June 30, 2010, at 0.010% to be repurchased at $16,600 on July 1, 2010 collateralized by: $13,340 par United States Treasury Inflation Protected Obligation, valued at $16,742	16,600	16,600
Agreement with Credit Suisse First Boston and State Street Bank & Co. (Tri-party) of $1,900 dated June 30, 2010, at 0.010% to be repurchased at $1,900 on July 1, 2010 collateralized by: $2,078 par United States Treasury Obligations, valued at $1,937	1,900	1,900

Total Repurchase Agreements (cost $18,500)		18,500

Other Securities - 5.2%
State Street Securities Lending Quality Trust (×)	23,128,425	23,047

Total Other Securities (cost $23,128)		23,047

Total Investments - 111.3% (identified cost $484,297)		490,314

Other Assets and Liabilities, Net - (11.3%)		(49,607)

Net Assets - 100.0%		440,707

See accompanying notes which are an integral part of the financial statements.

46	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euro-Bobl Futures (Germany)	31	EUR	3,748	09/10	39
Eurodollar Futures (CME)	90	USD	22,353	09/10	7
Eurodollar Futures (CME)	79	USD	19,598	12/10	82
Eurodollar Futures (CME)	1	USD	248	03/11	3
Long Gilt Bond (UK)	1	GBP	121	09/10	3
United States Treasury 2 Year Notes	114	USD	24,946	09/10	103
United States Treasury 5 Year Notes	114	USD	13,492	09/10	128
United States Treasury 10 Year Notes	102	USD	12,500	09/10	236
United States Treasury 30 Year Bond	60	USD	7,650	09/10	200

Short Positions
Japanese 10 Year Mini Bond (Japan)	5	JPY	708,300	09/10	(93)
United States Treasury 5 Year Notes	23	USD	2,722	09/10	(30)
United States Treasury 10 Year Notes	16	USD	1,961	09/10	(1)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					677

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	47

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except contracts)

Options Written (Number of Contracts)	Notional Amount		Market Value $

Cross Currency
USD/JPY 1 Year Jul 2010 90.00 Put (2)	USD	1,400	(18)
Eurodollar Futures Sep 2010 97.38 Put (133)	USD	333	(1)
Inflationary Floor Mar 2020 0.00 Put (2)	USD	2,400	(25)
Apr 2020 0.00 Put (1)	USD	5,500	(62)

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 3.250%
Aug 2010 0.00 Call (3)		5,800	(133)
USD Three Month LIBOR/USD 3.250%
Jan 2011 0.00 Call (1)		1,100	(32)
USD 4.500%/USD Three Month LIBOR
Aug 2010 0.00 Put (2)		3,400	—
USD 4.750%/USD Three Month LIBOR
Aug 2010 0.00 Put (2)		2,400	—
USD 5.500%/USD Three Month LIBOR
Aug 2010 0.00 Put (3)		17,000	—
USD 6.000%/USD Three Month LIBOR
Aug 2010 0.00 Put (1)		2,000	—
USD 4.000%/USD Three Month LIBOR
Oct 2010 0.00 Put (1)		7,900	(1)
USD 4.000%/USD Three Month LIBOR
Dec 2010 0.00 Put (2)		10,100	(4)
USD 5.000%/USD Three Month LIBOR
Jan 2011 0.00 Put (1)		1,100	(1)
USD 10.000%/USD Three Month LIBOR
Jul 2012 0.00 Put (2)		17,400	(4)

United States Treasury Notes
10 Year Futures
Aug 2010 119.00 Call (15)	USD	15	(58)
Aug 2010 122.00 Call (2)	USD	2	(3)
Aug 2010 114.00 Put (17)	USD	17	(1)
Aug 2010 117.00 Put (2)	USD	2	—

Total Liability for Options Written (premiums received $570)			(343)

See accompanying notes which are an integral part of the financial statements.

48	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	208	JPY	18,545	09/15/10	2
Bank of America	EUR	169	USD	207	09/15/10	—
Bank of America	EUR	174	GBP	144	09/15/10	(4)
Bank of America	EUR	174	GBP	144	09/15/10	7
Bank of America	JPY	96,021	USD	1,049	07/14/10	(39)
Barclays Bank PLC	USD	95	TWD	3,017	08/31/10	(1)
Barclays Bank PLC	EUR	162	SEK	1,540	09/15/10	(2)
Barclays Bank PLC	EUR	162	SEK	1,540	09/15/10	2
Barclays Bank PLC	JPY	18,822	NOK	1,366	09/15/10	(9)
Barclays Bank PLC	JPY	18,822	NOK	1,366	09/15/10	5
Barclays Bank PLC	KRW	285,775	USD	232	07/28/10	(2)
Barclays Bank PLC	SEK	1,677	USD	207	09/15/10	(8)
Citibank	USD	1,874	EUR	1,518	08/24/10	(17)
Citibank	USD	207	GBP	139	09/15/10	1
Citibank	USD	203	NZD	298	09/15/10	—
Citibank	USD	206	NZD	297	09/15/10	(4)
Citibank	BRL	124	USD	68	08/03/10	—
Citibank	EUR	71	USD	87	07/26/10	—
Citibank	EUR	337	USD	412	09/15/10	—
Citibank	NOK	2,688	EUR	337	09/15/10	(1)
Citibank	NOK	2,688	EUR	337	09/15/10	2
Citibank	SEK	1,602	EUR	167	09/15/10	—
Citibank	SEK	1,602	EUR	167	09/15/10	(1)
Credit Suisse First Boston	USD	454	KRW	516,294	07/28/10	(34)
Credit Suisse First Boston	BRL	82	USD	46	07/12/10	—
Credit Suisse First Boston	CHF	234	AUD	247	09/15/10	(13)
Credit Suisse First Boston	CHF	234	AUD	247	09/15/10	2
Credit Suisse First Boston	CHF	456	EUR	338	09/15/10	(3)
Credit Suisse First Boston	CHF	456	EUR	338	09/15/10	(7)
Credit Suisse First Boston	EUR	192	USD	230	07/15/10	(5)
Credit Suisse First Boston	EUR	3,173	USD	4,252	07/26/10	372
Credit Suisse First Boston	EUR	170	GBP	140	09/15/10	(2)
Credit Suisse First Boston	EUR	170	GBP	140	09/15/10	3
Credit Suisse First Boston	GBP	139	EUR	171	09/15/10	1
Credit Suisse First Boston	GBP	139	EUR	171	09/15/10	—
Deutsche Bank	USD	42	KRW	47,242	07/28/10	(3)
Deutsche Bank	AUD	245	USD	206	09/15/10	1
Deutsche Bank	AUD	254	USD	204	09/15/10	(7)
Deutsche Bank	IDR	9,719,055	USD	1,044	07/12/10	(26)
HSBC	USD	206	SEK	1,594	09/15/10	(2)
HSBC	EUR	171	USD	206	09/15/10	(3)
HSBC	KRW	12,358	USD	10	07/28/10	—
HSBC	KRW	12,425	USD	10	07/28/10	—
HSBC	KRW	37,073	USD	30	07/28/10	—
HSBC	NOK	1,360	EUR	170	09/15/10	1
HSBC	NOK	1,360	EUR	170	09/15/10	(1)
HSBC	SEK	1,612	EUR	168	09/15/10	(2)
HSBC	SEK	1,612	EUR	168	09/15/10	1
JP Morgan	USD	219	AUD	252	07/30/10	(7)
JP Morgan	USD	207	CNY	1,400	08/25/10	—
JP Morgan	USD	145	KRW	178,685	08/27/10	1
JP Morgan	USD	55	MYR	180	08/30/10	1
JP Morgan	CAD	215	EUR	171	09/15/10	6

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	49

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
JP Morgan	CAD	215	EUR	171	09/15/10	2
JP Morgan	EUR	168	CAD	215	09/15/10	(5)
JP Morgan	EUR	168	CAD	215	09/15/10	2
JP Morgan	EUR	171	JPY	18,963	09/15/10	(4)
JP Morgan	EUR	171	JPY	18,963	09/15/10	10
JP Morgan	EUR	272	NOK	2,152	09/15/10	(1)
JP Morgan	EUR	272	NOK	2,152	09/15/10	(3)
JP Morgan	GBP	156	USD	234	08/09/10	1
JP Morgan	KRW	178,685	USD	145	07/28/10	(1)
Morgan Stanley	KRW	12,450	USD	10	07/28/10	—
Morgan Stanley	KRW	24,770	USD	20	07/28/10	—
Royal Bank of Canada	USD	206	CAD	211	09/15/10	(8)
Royal Bank of Canada	USD	413	EUR	333	09/15/10	(5)
Royal Bank of Canada	USD	414	EUR	338	09/15/10	(1)
Royal Bank of Canada	EUR	170	USD	207	09/15/10	(1)
Royal Bank of Canada	EUR	298	USD	364	09/15/10	(1)
Royal Bank of Canada	EUR	174	CAD	219	09/15/10	(1)
Royal Bank of Canada	EUR	174	CAD	219	09/15/10	(6)
Royal Bank of Canada	JPY	18,933	USD	207	09/15/10	(7)
Royal Bank of Canada	JPY	19,014	EUR	173	09/15/10	5
Royal Bank of Canada	JPY	19,014	EUR	173	09/15/10	(8)
Royal Bank of Canada	MXN	846	USD	66	07/02/10	—
Royal Bank of Scotland PLC	USD	155	EUR	126	07/26/10	(1)
Royal Bank of Scotland PLC	USD	209	EUR	171	09/15/10	—
Royal Bank of Scotland PLC	EUR	587	USD	715	07/26/10	(3)
Royal Bank of Scotland PLC	SEK	1,620	USD	208	09/15/10	—
State Street Bank and Trust Company	USD	348	CAD	362	09/15/10	(8)
State Street Bank and Trust Company	SEK	2,507	USD	310	09/15/10	(11)
UBS	USD	414	SEK	3,245	09/15/10	2
UBS	AUD	257	EUR	173	09/15/10	(7)
UBS	AUD	257	EUR	173	09/15/10	5
UBS	CAD	795	USD	790	07/07/10	42
UBS	EUR	168	USD	206	09/15/10	1
UBS	EUR	168	NOK	1,340	09/15/10	1
UBS	EUR	168	NOK	1,340	09/15/10	(1)
UBS	EUR	174	CHF	240	09/15/10	17
UBS	EUR	174	CHF	240	09/15/10	(6)
UBS	EUR	518	CHF	728	09/15/10	45
UBS	EUR	518	CHF	728	09/15/10	(5)
Westpac Banking Corporation	USD	205	AUD	235	09/15/10	(9)
Westpac Banking Corporation	USD	205	NZD	300	09/15/10	—
Westpac Banking Corporation	AUD	243	USD	205	09/15/10	2
Westpac Banking Corporation	AUD	244	USD	204	09/15/10	—
Westpac Banking Corporation	AUD	248	CHF	237	09/15/10	(2)
Westpac Banking Corporation	AUD	248	CHF	237	09/15/10	15
Westpac Banking Corporation	CHF	225	AUD	245	09/15/10	(4)
Westpac Banking Corporation	CHF	225	AUD	245	09/15/10	(1)
Westpac Banking Corporation	EUR	336	USD	413	09/15/10	2
Westpac Banking Corporation	NZD	294	USD	207	09/15/10	7

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Contracts						254

See accompanying notes which are an integral part of the financial statements.

50	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	500	3.000%	Three Month LIBOR	12/15/15	16
Barclays Bank PLC	BRL	600	10.835%	Brazil Interbank Deposit Rate	01/02/12	1
Barclays Bank PLC	EUR	2,100	4.259%	Six Month EURIBOR	04/23/20	45
Barclays Bank PLC	EUR	2,370	4.270%	Six Month EURIBOR	05/12/20	51
Barclays Bank PLC	EUR	630	Six Month EURIBOR	4.085%	04/23/40	(54)
Barclays Bank PLC	EUR	700	Six Month EURIBOR	3.953%	05/12/40	(43)
Barclays Bank PLC	GBP	4,570	Six Month LIBOR	4.360%	08/10/25	(446)
Barclays Bank PLC	USD	500	3.000%	Three Month LIBOR	12/15/15	16
Barclays Bank PLC	USD	530	Three Month LIBOR	4.633%	11/15/21	(123)
Barclays Bank PLC	USD	266	Three Month LIBOR	4.540%	11/15/21	(57)
Barclays Bank PLC	USD	146	Three Month LIBOR	4.420%	11/15/21	(28)
Barclays Bank PLC	USD	144	Three Month LIBOR	4.524%	11/15/21	(31)
BNP Paribas	BRL	300	11.390%	Brazil Interbank Deposit Rate	01/02/12	—
BNP Paribas	BRL	200	12.110%	One Month LIBOR	01/02/14	1
BNP Paribas	EUR	500	2.090%	Consumer Price Index (France)	10/15/10	19
Citibank	EUR	2,100	4.286%	Six Month EURIBOR	04/23/20	48
Citibank	EUR	630	Six Month EURIBOR	4.119%	04/23/40	(57)
Citibank	USD	100	3.000%	Three Month LIBOR	12/15/15	3
Credit Suisse First Boston	BRL	300	12.480%	Brazil Interbank Deposit Rate	01/02/13	2
Credit Suisse First Boston	GBP	5,450	Six Month LIBOR	3.400%	08/10/15	(339)
Credit Suisse First Boston	GBP	9,130	4.113%	Six Month LIBOR	08/10/20	801
Deutsche Bank	AUD	200	4.500%	Three Month BBSW	06/15/11	(1)
Deutsche Bank	KRW	416,000	2.820%	Korean Interbank Offer Rate	01/28/11	—
Deutsche Bank	KRW	200,000	3.870%	Korean Interbank Offer Rate	06/12/11	2
Deutsche Bank	KRW	1,120,000	3.693%	Korean Interbank Offer Rate	06/26/11	5
Deutsche Bank	KRW	467,700	3.620%	Korean Interbank Offer Rate	07/06/11	3
Deutsche Bank	KRW	781,412	3.626%	Three Month LIBOR	07/07/11	5
Deutsche Bank	USD	200	3.000%	Three Month LIBOR	12/15/15	6
Goldman Sachs	BRL	400	10.835%	Brazil Interbank Deposit Rate	01/02/12	1
Goldman Sachs	BRL	600	10.990%	Brazil Interbank Deposit Rate	01/02/12	1
Goldman Sachs	BRL	1,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	2
Goldman Sachs	BRL	400	12.650%	One Month LIBOR	01/02/14	7
HSBC	BRL	400	11.140%	One Month LIBOR	01/02/12	3
HSBC	BRL	400	11.360%	Brazil Interbank Deposit Rate	01/02/12	2
HSBC	BRL	1,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	2
HSBC	BRL	100	12.540%	One Month LIBOR	01/02/14	1
HSBC	MXN	4,900	7.330%	Mexico Interbank 28 Day Deposit Rate	01/28/15	14
HSBC	USD	100	4.000%	Three Month LIBOR	06/16/15	10
JP Morgan	BRL	500	12.170%	Brazil Interbank Deposit Rate	01/02/13	3
JP Morgan	KRW	405,000	2.830%	Korean Interbank Offer Rate	01/28/11	—
JP Morgan	KRW	350,000	3.900%	Korean Interbank Offer Rate	06/15/11	2
JP Morgan	KRW	1,100,000	3.720%	Korean Interbank Offer Rate	06/22/11	6
JP Morgan	KRW	371,651	3.660%	Korean Interbank Offer Rate	07/08/11	2
Merrill Lynch	BRL	700	11.980%	Brazil Interbank Deposit Rate	01/02/12	16
Merrill Lynch	BRL	800	12.540%	Brazil Interbank Deposit Rate	01/02/12	28
Merrill Lynch	BRL	100	14.765%	Brazil Interbank Deposit Rate	01/02/12	8
Merrill Lynch	BRL	500	10.990%	Brazil Interbank Deposit Rate	01/02/12	1
Morgan Stanley	BRL	200	11.630%	Brazil Interbank Deposit Rate	01/02/12	—
Morgan Stanley	BRL	100	12.590%	Brazil Interbank Deposit Rate	01/02/13	1
Morgan Stanley	BRL	400	12.510%	Brazil Interbank Deposit Rate	01/02/14	6
Morgan Stanley	USD	2,300	3.000%	Three Month LIBOR	12/15/15	71
Royal Bank of Scotland	CAD	1,500	5.700%	Canadian Dealer Offer Rate	12/18/24	10
Royal Bank of Scotland	USD	700	4.000%	Three Month LIBOR	12/16/14	78

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	51

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

UBS	AUD	1,900	4.500%	Three Month LIBOR	06/15/11	(6)
UBS	AUD	1,600	6.000%	Six Month BBSW	09/15/12	27
UBS	BRL	800	10.575%	Brazil Interbank Deposit Rate	01/02/12	(17)
UBS	BRL	300	12.070%	Brazil Interbank Deposit Rate	01/02/13	1
UBS	BRL	200	12.250%	One Month LIBOR	01/02/14	1

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $105 (å)						126

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/Receives Fixed Rate		Termination Date	Market Value $

Centex Corporation	JP Morgan	1.344%	USD	325	(4.400%	)	12/20/13	(34)
Darden Restaurants, Inc.	Deutsche Bank	0.887%	USD	400	(2.250%	)	03/20/14	(20)
DR Horton, Inc.	Citibank	3.006%	USD	100	(1.000%	)	09/20/16	11
DR Horton, Inc.	Deutsche Bank	3.006%	USD	80	(1.000%	)	09/20/16	8
DR Horton, Inc.	Goldman Sachs	3.006%	USD	80	(1.000%	)	09/20/16	9
Federative Republic of Brazil	Barclays Bank PLC	1.342%	USD	500	1.000%		06/20/15	(8)
Federative Republic of Brazil	Deutsche Bank	1.342%	USD	1,000	1.000%		06/20/15	(16)
Federative Republic of Brazil	Goldman Sachs	1.342%	USD	500	1.000%		06/20/15	(8)
Ford Motor Credit Co.	Barclays Bank PLC	4.142%	USD	1,000	6.150%		09/20/12	42
Gaz Capital for Gazprom	Barclays Bank PLC	2.576%	USD	300	1.600%		12/20/12	(6)
Gaz Capital for Gazprom	Morgan Stanley	2.610%	USD	200	2.480%		02/20/13	2
GE Capital Corp.	Citibank	2.030%	USD	200	4.000%		12/20/13	14
GE Capital Corp.	Deutsche Bank	2.030%	USD	100	4.900%		12/20/13	10
Japan Government Bond	Bank of America	0.884%	USD	300	1.000%		03/20/15	2
Japan Government Bond	Deutsche Bank	0.884%	USD	100	1.000%		03/20/15	1
Japan Government Bond	JP Morgan	0.884%	USD	600	1.000%		03/20/15	3
Lowe’s Companies, Inc.	Citigroupglobal Markets, Inc.	0.522%	USD	340	(1.450%	)	03/20/14	(13)
Mexico Government International Bond	Morgan Stanley	0.835%	USD	100	0.750%		01/20/12	—
Pulte Homes, Inc.	Goldman Sachs	3.063%	USD	725	(1.000%	)	09/20/16	79
Pulte Homes, Inc.	JP Morgan	2.534%	USD	1,000	(3.870%	)	03/20/14	(47)
SLM Corp.	Citibank	5.488%	USD	200	4.850%		03/20/13	(2)
SLM Corp.	Citibank	5.475%	USD	1,800	5.000%		06/20/13	(8)
Target Corp.	Credit Suisse First Boston	0.508%	USD	125	(1.000%	)	12/20/14	(3)
Target Corp.	Deutsche Bank	0.508%	USD	125	(1.000%	)	12/20/14	(3)
The Home Depot, Inc.	Citigroupglobal Markets, Inc.	0.501%	USD	340	(3.250%	)	03/20/14	(37)
Toll Brothers, Inc.	Credit Suisse First Boston	2.210%	USD	255	(1.000%	)	09/20/16	17
United Kingdom Gilt	Deutsche Bank	0.698%	USD	300	1.000%		12/20/14	3
United Kingdom Gilt	JP Morgan	0.719%	USD	300	1.000%		03/20/15	3
United Kingdom Gilt	JP Morgan	0.719%	USD	700	1.000%		03/20/15	7
United Kingdom Gilt	Morgan Stanley	0.698%	USD	100	1.000%		12/20/14	1
United Kingdom Gilt	Societe Generale	0.719%	USD	500	1.000%		03/20/15	5

Total Market Value of Open Corporate Issue Credit Default Swap Contracts Premiums Paid (Received) - $7								12

See accompanying notes which are an integral part of the financial statements.

52	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/Receives Fixed Rate		Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	Barclays Bank PLC	USD	1,292	0.760%		01/25/38	(743)
ABX - HE Index for Sub-Prime Home Equity Sector	Citibank	USD	595	0.170%		05/25/46	(498)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	1,287	0.090%		08/25/37	(743)
CMBX AJ Index	Bank of America	USD	100	(0.840%	)	10/12/52	21
CMBX AJ Index	Bank of America	USD	460	(0.840%	)	10/12/52	96
CMBX AJ Index	Barclays Bank PLC	USD	340	(0.840%	)	10/12/52	70
CMBX AJ Index	Barclays Bank PLC	USD	360	(0.840%	)	10/12/52	75
CMBX AJ Index	Credit Suisse First Boston	USD	930	(0.840%	)	10/12/52	194
Dow Jones CDX Index	Barclays Bank PLC	USD	200	5.000%		06/20/15	21
Dow Jones CDX Index	Deutsche Bank	USD	772	0.708%		12/20/12	10
Dow Jones CDX Index	Deutsche Bank	USD	1,000	5.000%		06/20/15	104
Dow Jones CDX Index	JP Morgan	USD	386	0.553%		12/20/17	4
Dow Jones CDX Index	Pershing LLC 1st Republic P.B. CNS	USD	193	0.548%		12/20/17	1

Total Market Value of Open Credit Index Credit Default Swap Contracts Premiums Paid (Received) - ($1,089)							(1,388)

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($1,082) (å)							(1,376)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	53

Russell Investment Funds

Core Bond Fund

Presentation of Portfolio Holdings — June 30, 2010 (Unaudited)

(Amounts in thousands)

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$21,457	$—	$21,457	4.9
Corporate Bonds and Notes	—	89,746	—	89,746	20.4
International Debt	—	27,874	—	27,874	6.3
Loan Agreements	—	1,430	—	1,430	0.3
Mortgage-Backed Securities	—	155,044	—	155,044	35.2
Municipal Bonds	—	7,469	—	7,469	1.7
Non-US Bonds	—	5,650	—	5,650	1.3
United States Government Agencies	—	3,781	—	3,781	0.9
United States Government Treasuries	—	66,526	—	66,526	15.1
Preferred Stocks	539	—	382	921	0.2
Short-Term Investments	—	68,869	—	68,869	15.6
Repurchase Agreements	—	18,500	—	18,500	4.2
Other Securities	—	23,047	—	23,047	5.2

Total Investments	539	489,393	382	490,314	111.3

Other Assets and Liabilities, Net					(11.3)

					100.0

Other Financial Instruments
Futures Contracts	677	—	—	677	0.2
Options Written	(81)	(175)	(87)	(343)	(0.1)
Foreign Currency Exchange Contracts	—	254	—	254	0.1
Interest Rate Swap Contracts	—	21	—	21	— *
Credit Default Swaps	—	(294)	—	(294)	(0.1)

Total Other Financial Instruments**	596	(194)	(87)	315

*	Less than .05% of net assets.
**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending June 30, 2010 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

54	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Fair Value of Derivative Instruments — June 30, 2010 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$567	$—
Daily variation margin on futures contracts*	—	—	801
Interest rate swap contracts, at market value	—	—	1,328
Credit default swap contracts, at market value	813	—	—

Total	$813	$567	$2,129

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$313	$—
Daily variation margin on futures contracts*	—	—	124
Interest rate swap contracts, at market value	—	—	1,202
Credit default swap contracts, at market value	2,189	—	—
Options written, at market value	—	—	343

Total	$2,189	$313	$1,669

Derivatives not accounted for as hedging instruments	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$—	$—	$2,647
Options Written	—	—	411
Credit default swap contracts	(342)	—	—
Interest rate swap contracts	—	—	611
Foreign currency-related transactions	—	412	—

Total	$(342)	$412	$3,669

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$—	$—	$1,591
Options Written	—	—	19
Credit default swap contracts	587	—	—
Interest rate swap contracts	—	—	(488)
Foreign currency-related transactions	—	182	—

Total	$587	$182	$1,122

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	55

Russell Investment Funds

Real Estate Securities Fund

Shareholder Expense Example — June 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Expense Example, which appears on the Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for this Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2010	$1,000.00	$1,000.00
Ending Account Value
June 30, 2010	$1,034.90	$1,020.03
Expenses Paid During Period*	$4.84	$4.81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.96% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

56	Real Estate Securities Fund

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.1%
Diversified - 8.4%
BGP Holdings PLC (Æ)(ö)	926,311	—
BR Properties SA	43,935	313
British Land Co. PLC (ö)	58,781	376
CapitaLand, Ltd.	197,512	504
Cousins Properties, Inc. (ö)(Ñ)	109,527	738
Dexus Property Group (ö)	627,737	404
FKP Property Group (ö)	168,636	96
Forest City Enterprises, Inc. Class A (Æ)(Ñ)	136,408	1,544
Glorious Property Holdings, Ltd.	802,666	228
Goldcrest Co., Ltd.	4,956	86
GPT Group (ö)	121,634	286
Great Eagle Holdings, Ltd.	34,955	89
Hang Lung Properties, Ltd. - ADR	132,000	506
Henderson Land Development Co., Ltd.	45,403	214
Hysan Development Co., Ltd.	80,460	226
IVG Immobilien AG (Æ)	7,561	45
Keppel Land, Ltd.	121,005	333
Kerry Properties, Ltd.	38,500	165
KWG Property Holding, Ltd.	280,691	173
Land Securities Group PLC (ö)	87,939	721
Mirvac Group (ö)	346,408	379
Mitsubishi Estate Co., Ltd.	83,000	1,152
Mitsui Fudosan Co., Ltd.	67,104	938
New World Development, Ltd.	433,995	701
Norwegian Property ASA (Æ)	79,112	103
Sponda OYJ	94,442	284
Stockland (ö)	308,236	958
Sumitomo Realty & Development Co., Ltd.	17,000	290
Sun Hung Kai Properties, Ltd.	141,606	1,925
Tokyu Land Corp.	12,000	42
Unibail-Rodamco SE (ö)	6,420	1,042
Vornado Realty Trust (ö)	252,117	18,392
Washington Real Estate Investment Trust (ö)	30,857	851
Wharf Holdings, Ltd.	167,000	808
Wihlborgs Fastigheter AB	4,938	94

		35,006

Free Standing Retail - 0.6%
National Retail Properties, Inc. (ö)(Ñ)	94,139	2,019
Realty Income Corp. (ö)(Ñ)	15,900	482

		2,501

Health Care - 11.4%
Brookdale Senior Living, Inc. (Æ)(Ñ)	100,201	1,503
HCP, Inc. (ö)	353,599	11,404
Health Care REIT, Inc. (ö)	215,563	9,079
Nationwide Health Properties, Inc. (ö)	277,729	9,934
Omega Healthcare Investors, Inc. (ö)(Ñ)	202,285	4,032
Senior Housing Properties Trust (ö)	217,248	4,369
Ventas, Inc. (ö)	150,798	7,080

		47,401

	Principal Amount ($) or Shares	Market Value $
Industrial - 4.5%
AMB Property Corp. (ö)(Ñ)	207,223	4,913
Ascendas Real Estate Investment Trust (ö)	144,000	186
DCT Industrial Trust, Inc. (ö)(Ñ)	807,558	3,650
EastGroup Properties, Inc. (ö)(Ñ)	48,799	1,736
First Potomac Realty Trust (ö)(Ñ)	103,100	1,482
Goodman Group (ö)	750,375	396
ProLogis (ö)(Ñ)	640,459	6,488

		18,851

Lodging/Resorts - 6.1%
DiamondRock Hospitality Co. (ö)	130,294	1,071
Hersha Hospitality Trust (ö)(Ñ)	217,610	984
Hospitality Properties Trust (ö)	68,326	1,442
Host Hotels & Resorts, Inc. (ö)(Ñ)	1,003,901	13,532
Hyatt Hotels Corp. (Æ)(Ñ)	31,352	1,163
LaSalle Hotel Properties (ö)	44,200	909
Marriott International, Inc. Class A (Ñ)	71,147	2,130
Pebblebrook Hotel Trust (Æ)(ö)(Ñ)	38,700	729
Shangri-La Asia, Ltd.	228,576	421
Starwood Hotels & Resorts Worldwide, Inc. (ö)(Ñ)	42,100	1,744
Strategic Hotels & Resorts, Inc. (Æ)(ö)	132,252	581
Sunstone Hotel Investors, Inc. (Æ)(ö)	69,460	690

		25,396

Mixed Industrial/Office - 3.6%
Duke Realty Corp. (ö)(Ñ)	206,383	2,342
Liberty Property Trust (ö)(Ñ)	363,591	10,490
PS Business Parks, Inc. (ö)(Ñ)	37,835	2,110

		14,942

Office - 11.6%
Alexandria Real Estate Equities, Inc. (ö)	74,230	4,704
BioMed Realty Trust, Inc. (ö)(Ñ)	247,158	3,977
Boston Properties, Inc. (ö)	234,339	16,718
Brookfield Properties Corp.	76,182	1,070
CapitaCommercial Trust (Æ)(ö)	505,000	437
Commonwealth Property Office Fund (ö)	147,402	115
Corporate Office Properties Trust SBI MD (ö)(Ñ)	15,951	602
DA Office Investment Corp. Class A (ö)	32	71
Derwent London PLC (ö)	14,324	266
Douglas Emmett, Inc. (ö)(Ñ)	75,216	1,070
Fabege AB	52,253	310
Great Portland Estates PLC (ö)	42,164	180
Highwoods Properties, Inc. (ö)(Ñ)	23,575	654
Hongkong Land Holdings, Ltd.	219,300	1,084
Hudson Pacific Properties, Inc. (Æ)(ö)	47,933	827
ICADE (ö)	2,809	237
Japan Prime Realty Investment Corp. Class A (ö)	84	176
Japan Real Estate Investment Corp. Class A (ö)	3	24
Kenedix Realty Investment Corp. Class A (ö)	40	111

Real Estate Securities Fund	57

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kilroy Realty Corp. (ö)(Ñ)	204,028	6,066
Mack-Cali Realty Corp. (ö)	48,377	1,438
Nippon Building Fund, Inc. Class A (ö)	45	356
Orix JREIT, Inc. Class A (ö)	3	12
Piedmont Office Realty Trust, Inc. (ö)(Ñ)	179,199	3,356
SL Green Realty Corp. (ö)(Ñ)	77,903	4,288

		48,149

Regional Malls - 12.4%
BR Malls Participacoes SA	8,751	114
CapitaMalls Asia, Ltd.	139,000	207
Macerich Co. (The) (ö)(Ñ)	289,930	10,820
Simon Property Group, Inc. (ö)	470,383	37,983
Taubman Centers, Inc. (ö)(Ñ)	19,724	742
Westfield Group (ö)	138,706	1,412

		51,278

Residential - 16.2%
Apartment Investment & Management Co. Class A (ö)	112,570	2,180
AvalonBay Communities, Inc. (ö)	151,178	14,116
Boardwalk Real Estate Investment Trust (ö)	15,341	577
BRE Properties, Inc. Class A (ö)	58,726	2,169
Camden Property Trust (ö)(Ñ)	217,826	8,898
China Overseas Land & Investment, Ltd.	247,200	460
China Resources Land, Ltd.	98,000	184
Colonial Properties Trust (ö)(Ñ)	56,594	822
Deutsche Wohnen AG (Æ)	457	4
Education Realty Trust, Inc. (ö)(Ñ)	66,534	401
Equity Lifestyle Properties, Inc. (ö)(Ñ)	64,899	3,130
Equity Residential (ö)	509,651	21,222
Essex Property Trust, Inc. (ö)(Ñ)	79,518	7,756
Home Properties, Inc. (ö)(Ñ)	28,057	1,265
Mid-America Apartment Communities, Inc. (ö)	12,646	651
Post Properties, Inc. (ö)(Ñ)	73,233	1,665
UDR, Inc. (ö)(Ñ)	90,392	1,729
Unite Group PLC (Æ)	5,272	14

		67,243

Self Storage - 5.6%
Extra Space Storage, Inc. (ö)(Ñ)	252,800	3,514
Public Storage (ö)	204,131	17,945
Sovran Self Storage, Inc. (ö)	47,739	1,644

		23,103

Shopping Centers - 9.6%
Acadia Realty Trust (ö)	58,337	981
Alexander’s, Inc. (ö)	2,225	674
Atrium European Real Estate, Ltd.	23,403	101
Corio NV (ö)	5,952	289
Developers Diversified Realty Corp. (ö)(Ñ)	433,561	4,292
Excel Trust, Inc. (Æ)(ö)	21,700	260

	Principal Amount ($) or Shares	Market Value $
Federal Realty Investment Trust (ö)(Ñ)	89,327	6,277
Hammerson PLC (ö)	93,498	472
Inland Real Estate Corp. (ö)(Ñ)	30,580	242
Kimco Realty Corp. (ö)(Ñ)	429,370	5,771
Kite Realty Group Trust (ö)	247,500	1,035
Primaris Retail Real Estate Investment Trust (ö)	17,365	285
Ramco-Gershenson Properties Trust (ö)	70,100	708
Regency Centers Corp. (ö)(Ñ)	313,283	10,777
Retail Opportunity Investments Corp. (Ñ)	188,790	1,822
RioCan Real Estate Investment Trust (ö)	3,255	58
Tanger Factory Outlet Centers (ö)(Ñ)	56,090	2,321
Weingarten Realty Investors (ö)	174,380	3,322

		39,687

Specialty - 6.1%
Digital Realty Trust, Inc. (ö)(Ñ)	210,408	12,136
DuPont Fabros Technology, Inc. (ö)	130,508	3,205
Entertainment Properties Trust (ö)	60,700	2,311
Plum Creek Timber Co., Inc. (ö)(Ñ)	129,546	4,473
Rayonier, Inc. (ö)(Ñ)	73,366	3,230

		25,355

Total Common Stocks (cost $328,500)		398,912

Short-Term Investments - 2.8%
Russell U.S. Cash Management Fund (£)	11,750,214	11,750

Total Short-Term Investments (cost $11,750)		11,750

Other Securities - 23.3%
State Street Securities Lending Quality Trust (×)	96,900,458	96,533

Total Other Securities (cost $96,900)		96,533

Total Investments - 122.2% (identified cost $437,150)		507,195

Other Assets and Liabilities, Net - (22.2%)		(92,138)

Net Assets - 100.0%		415,057

See accompanying notes which are an integral part of the financial statements.

58	Real Estate Securities Fund

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland PLC	USD	34	AUD	40	07/02/10	(1)
Royal Bank of Scotland PLC	USD	8	HKD	60	07/02/10	—
Royal Bank of Scotland PLC	USD	12	HKD	96	07/02/10	—
Royal Bank of Scotland PLC	USD	18	HKD	142	07/02/10	—
Royal Bank of Scotland PLC	USD	4	JPY	378	07/02/10	—
Royal Bank of Scotland PLC	AUD	4	USD	3	07/02/10	—
Royal Bank of Scotland PLC	AUD	4	USD	3	07/02/10	—
Royal Bank of Scotland PLC	AUD	91	USD	77	07/02/10	—
Royal Bank of Scotland PLC	GBP	1	USD	2	07/02/10	—
Royal Bank of Scotland PLC	HKD	112	USD	14	07/02/10	—
Royal Bank of Scotland PLC	JPY	1,271	USD	14	07/02/10	—
Royal Bank of Scotland PLC	JPY	1,470	USD	17	07/02/10	—
Royal Bank of Scotland PLC	SEK	81	USD	10	07/02/10	—
State Street Bank and Trust Company	USD	5	AUD	6	07/01/10	—
State Street Bank and Trust Company	USD	26	AUD	30	07/01/10	—
State Street Bank and Trust Company	USD	15	HKD	118	07/02/10	—
State Street Bank and Trust Company	USD	30	HKD	231	07/02/10	—
State Street Bank and Trust Company	USD	36	HKD	277	07/02/10	—
State Street Bank and Trust Company	USD	4	JPY	378	07/01/10	—
State Street Bank and Trust Company	AUD	8	USD	7	07/01/10	—
State Street Bank and Trust Company	AUD	15	USD	13	07/01/10	—
State Street Bank and Trust Company	EUR	2	USD	2	07/01/10	—
State Street Bank and Trust Company	EUR	5	USD	6	07/01/10	—
State Street Bank and Trust Company	EUR	2	USD	2	07/02/10	—
State Street Bank and Trust Company	GBP	1	USD	2	07/01/10	—
State Street Bank and Trust Company	JPY	1,475	USD	17	07/01/10	—
State Street Bank and Trust Company	SEK	64	USD	8	07/01/10	1

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						—

See accompanying notes which are an integral part of the financial statements.

Real Estate Securities Fund	59

Russell Investment Funds

Real Estate Securities Fund

Presentation of Portfolio Holdings — June 30, 2010 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Diversified	$35,006	$—	$—	$35,006	8.4
Free Standing Retail	2,501	—	—	2,501	0.6
Health Care	47,401	—	—	47,401	11.4
Industrial	18,851	—	—	18,851	4.5
Lodging/Resorts	25,396	—	—	25,396	6.1
Mixed Industrial/Office	14,942	—	—	14,942	3.6
Office	48,149	—	—	48,149	11.6
Regional Malls	51,278	—	—	51,278	12.4
Residential	67,243	—	—	67,243	16.2
Self Storage	23,103	—	—	23,103	5.6
Shopping Centers	39,687	—	—	39,687	9.6
Specialty	25,355	—	—	25,355	6.1
Short-Term Investments	—	11,750	—	11,750	2.8
Other Securities	—	96,533	—	96,533	23.3

Total Investments	398,912	108,283	—	507,195	122.2

Other Assets and Liabilities, Net					(22.2)

					100.0

Other Financial Instruments
Foreign Currency Exchange Contracts	—	—	—	—	—	*

Total Other Financial Instruments**	—	—	—	—

*	Less than .05% of net assets.

**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

60	Real Estate Securities Fund

Russell Investment Funds

Real Estate Securities Fund

Fair Value of Derivative Instruments — June 30, 2010 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Foreign Currency Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$1

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$1

Derivatives not accounted for as hedging instruments	Foreign Currency Contracts
Location: Statement of Operations - Net realized gain (loss)
Foreign currency-related transactions	$10

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Foreign currency-related transactions	$1

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Real Estate Securities Fund	61

Russell Investment Funds

Notes to Schedules of Investments — June 30, 2010 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	At amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ)	Bond is insured by a guarantor.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(Ø)	In default.
(ß)	Illiquid security.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(£)	A portion of this asset has been segregated to cover the liability caused by the valuation of the State Street Securities Lending Quality Trust Fund.

Abbreviations:

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

ADR - American Depositary Receipt

ADS - American Depositary Share

BBSW - Australian Bank Bill Short Term Rate

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

EMU - European Economic and Monetary Union

EURIBOR - Euro Interbank Offered Rate

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Foreign Currency Abbreviations:

ARS - Argentine peso	HKD - Hong Kong dollar	PLN - Polish zloty
AUD - Australian dollar	HUF - Hungarian forint	RUB - Russian ruble
BRL - Brazilian real	IDR - Indonesian rupiah	SEK - Swedish krona
CAD - Canadian dollar	ILS - Israeli shekel	SGD - Singapore dollar
CHF - Swiss franc	INR - Indian rupee	SKK - Slovakian koruna
CLP - Chilean peso	JPY - Japanese yen	THB - Thai baht
CNY - Chinese renminbi yuan	KES - Kenyan schilling	TRY - Turkish lira
COP - Colombian peso	KRW - South Korean won	TWD - Taiwanese dollar
CRC - Costa Rica colon	MXN - Mexican peso	USD - United States dollar
CZK - Czech koruna	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
DKK - Danish krone	NOK - Norweigian Krone	VND - Vietnamese dong
EGP - Egyptian pound	NZD - New Zealand dollar	ZAR - South African rand
EUR - Euro	PEN - Peruvian nouveau sol
GBP - British pound sterling	PHP - Philippine peso

62	Notes to Schedules of Investments

Russell Investment Funds

Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Amounts in thousands	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Real Estate Securities Fund

Assets
Investments, at identified cost	$328,615	$155,942	$313,372	$484,297	$437,150
Investments, at market***	336,721	158,107	298,005	490,314	507,195
Cash (restricted)	1,450	700	2,000	1,852	—
Foreign currency holdings*	—	—	961	111	38
Unrealized appreciation on foreign currency exchange contracts	—	—	780	567	1
Receivables:
Dividends and interest	496	183	728	2,857	1,341
Dividends from affiliated money market funds	1	1	3	3	1
Investments sold	3,222	1,319	888	15,915	22,038
Fund shares sold	833	508	683	458	88
Foreign taxes recoverable	—	—	286	—	—
Daily variation margin on futures contracts	—	—	23	360	—
Other receivable	—	—	7	2	—
Investments matured	—	—	—	275	—
Prepaid expenses	54	23	48	56	49
Interest rate swap contracts, at market value****	—	—	—	1,328	—
Credit default swap contracts, at market value*****	—	—	—	813	—

Total assets	342,777	160,841	304,412	514,911	530,751

Liabilities
Payables:
Due to Custodian	—	—	—	903	—
Due to Broker	—	—	—	1,400	—
Investments purchased	2,623	2,037	1,355	40,290	14,579
Fund shares redeemed	3,222	80	114	4,077	3,819
Accrued fees to affiliates	233	112	218	190	313
Other accrued expenses	69	47	66	79	82
Daily variation margin on futures contracts	114	50	161	17	—
Other payable	—	—	—	73	—
Unrealized depreciation on foreign currency exchange contracts	—	—	5	313	1
Options written, at market value**	—	—	—	343	—
Payable upon return of securities loaned	1,788	8,381	10,911	23,128	96,900
Interest rate swap contracts, at market value****	—	—	—	1,202	—
Credit default swap contracts, at market value*****	—	—	—	2,189	—

Total liabilities	8,049	10,707	12,830	74,204	115,694

Net Assets	$334,728	$150,134	$291,582	$440,707	$415,057

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	63

Russell Investment Funds

Statements of Assets and Liabilities, continued — June 30, 2010 (Unaudited)

Amounts in thousands	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Real Estate Securities Fund

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,052	$114	$3,604	$4,164	$3,859
Accumulated net realized gain (loss)	(107,175)	(61,038)	(110,572)	7,358	(99,371)
Unrealized appreciation (depreciation) on:
Investments	8,106	2,165	(15,367)	6,017	70,045
Futures contracts	(312)	(113)	(1,039)	677	—
Options written	—	—	—	227	—
Credit default swap contracts	—	—	—	(294)	—
Interest rate swap contracts	—	—	—	21	—
Foreign currency-related transactions	—	—	785	252	—
Other investments	—	—	7	2	—
Investments matured	—	—	—	(1,125)	—
Shares of beneficial interest	305	163	360	412	348
Additional paid-in capital	432,752	208,843	413,804	422,996	440,176

Net Assets	$334,728	$150,134	$291,582	$440,707	$415,057

Net Asset Value, offering and redemption price per share:
Net asset value per share******	$10.97	$9.22	$8.09	$10.71	$11.91
Net assets	$334,728,353	$150,134,328	$291,581,519	$440,706,518	$415,056,615
Shares outstanding ($.01 par value)	30,521,504	16,283,719	36,021,308	41,162,114	34,837,727
Amounts in thousands

* Foreign currency holdings - cost	$—	$—	$361	$112	$38
** Premiums received on options written	$—	$—	$—	$570	$—
*** Securities on loan included in investments	$4,751	$8,577	$10,355	$23,432	$95,200
**** Interest rate swap contracts - premiums paid (received)	$—	$—	$—	$105	$—
***** Credit default swap contracts - premiums paid (received)	$—	$—	$—	$(1,082)	$—
****** Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

64	Statements of Assets and Liabilities

Russell Investment Funds

Statements of Operations — For Period Ended June 30, 2010 (Unaudited)

Amounts in thousands	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Real Estate Securities Fund

Investment Income
Dividends	$3,441	$992	$5,636	$2	$8,015
Dividends from affiliated money market funds	5	2	9	11	5
Interest	—	—	—	9,011	—
Securities lending income	29	76	136	15	134
Less foreign taxes withheld	—	—	(584)	—	—

Total investment income	3,475	1,070	5,197	9,039	8,154

Expenses
Advisory fees	1,362	738	1,417	1,158	1,707
Administrative fees	93	41	79	105	107
Custodian fees	80	70	167	153	119
Transfer agent fees	8	4	7	9	9
Professional fees	36	25	41	51	38
Trustees’ fees	6	2	5	5	6
Printing fees	51	22	44	58	53
Miscellaneous	14	7	14	18	18

Expenses before reductions	1,650	909	1,774	1,557	2,057
Expense reductions	—	(49)	(94)	(148)	—

Net expenses	1,650	860	1,680	1,409	2,057

Net investment income (loss)	1,825	210	3,517	7,630	6,097

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	16,125	12,717	(134)	2,796	21,465
Futures contracts	(729)	409	(756)	2,647	—
Options written	—	—	—	411	—
Credit default swap contracts	—	—	—	(342)	—
Interest rate swap contracts	—	—	—	611	—
Foreign currency-related transactions	—	—	(3,322)	400	(13)

Net realized gain (loss)	15,396	13,126	(4,212)	6,523	21,452

Net change in unrealized appreciation (depreciation) on:
Investments	(39,766)	(18,614)	(37,558)	12,573	(13,165)
Futures contracts	(675)	(490)	(1,594)	1,591	—
Options written	—	—	—	19	—
Credit default swap contracts	—	—	—	587	—
Interest rate swap contracts	—	—	—	(488)	—
Foreign currency-related transactions	—	—	1,608	177	1
Other investments	—	—	—	(2)	—
Investments matured	—	—	—	(1,125)	—

Net change in unrealized appreciation (depreciation)	(40,441)	(19,104)	(37,544)	13,332	(13,164)

Net realized and unrealized gain (loss)	(25,045)	(5,978)	(41,756)	19,855	8,288

Net Increase (Decrease) in Net Assets from Operations	$(23,220)	$(5,768)	$(38,239)	$27,485	$14,385

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	65

Russell Investment Funds

Statements of Changes In Net Assets

	Multi-Style Equity Fund		Aggressive Equity Fund
Amounts in thousands	Period Ended June 30, 2010 (Unaudited)	Fiscal Year Ended December 31, 2009	Period Ended June 30, 2010 (Unaudited)	Fiscal Year Ended December 31, 2009

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,825	$3,384	$210	$860
Net realized gain (loss)	15,396	(37,389)	13,126	(16,950)
Net change in unrealized appreciation (depreciation)	(40,441)	126,483	(19,104)	56,497

Net increase (decrease) in net assets from operations	(23,220)	92,478	(5,768)	40,407

Distributions
From net investment income	(1,550)	(4,298)	(261)	(695)
From net realized gain	—	—	—	—

Net decrease in net assets from distributions	(1,550)	(4,298)	(261)	(695)

Share Transactions
Net increase (decrease) in net assets from share transactions	(17,253)	(9,640)	(2,508)	(4,129)

Total Net Increase (Decrease) in Net Assets	(42,023)	78,540	(8,537)	35,583

Net Assets
Beginning of period	376,751	298,211	158,671	123,088

End of period	$334,728	$376,751	$150,134	$158,671

Undistributed (overdistributed) net investment income included in net assets	$1,052	$777	$114	$165

See accompanying notes which are an integral part of the financial statements.

66	Statements of Changes In Net Assets

Non-U.S. Fund		Core Bond Fund		Real Estate Securities Fund
Period Ended June 30, 2010 (Unaudited)	Fiscal Year Ended December 31, 2009	Period Ended June 30, 2010 (Unaudited)	Fiscal Year Ended December 31, 2009	Period Ended June 30, 2010 (Unaudited)	Fiscal Year Ended December 31, 2009

$3,517	$4,273	$7,630	$15,362	$6,097	$10,546
(4,212)	(16,624)	6,523	6,556	21,452	(39,112)
(37,544)	81,171	13,332	28,987	(13,164)	130,393

(38,239)	68,820	27,485	50,905	14,385	101,827

(2,908)	(7,901)	(5,532)	(16,238)	(2,341)	(14,717)
—	—	(1,512)	(4,631)	—	—

(2,908)	(7,901)	(7,044)	(20,869)	(2,341)	(14,717)

10,584	5,476	19,697	51,424	(7,695)	20,182

(30,563)	66,395	40,138	81,460	4,349	107,292

322,145	255,750	400,569	319,109	410,708	303,416

$291,582	$322,145	$440,707	$400,569	$415,057	$410,708

$3,604	$2,995	$4,164	$2,066	$3,859	$103

See accompanying notes which are an integral part of the financial statements.

Statements of Changes In Net Assets	67

Russell Investment Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Multi-Style Equity Fund
June 30, 2010*	11.77	.06	(.81)	(.75)	(.05)	—	(.05)
December 31, 2009	9.00	.10	2.80	2.90	(.13)	—	(.13)
December 31, 2008	15.65	.19	(6.52)	(6.33)	(.19)	(.13)	(.32)
December 31, 2007	14.93	.16	1.37	1.53	(.16)	(.65)	(.81)
December 31, 2006	13.37	.14	1.55	1.69	(.13)	—	(.13)
December 31, 2005	12.60	.12	.79	.91	(.14)	—	(.14)
Aggressive Equity Fund
June 30, 2010*	9.59	.01	(.36)	(.35)	(.02)	—	(.02)
December 31, 2009	7.18	.05	2.40	2.45	(.04)	—	(.04)
December 31, 2008	12.99	.09	(5.81)	(5.72)	(.09)	— (c)	(.09)
December 31, 2007	14.45	.06	.40	.46	(.05)	(1.87)	(1.92)
December 31, 2006	14.40	.03	2.10	2.13	(.03)	(2.05)	(2.08)
December 31, 2005	14.90	.03	.90	.93	(.03)	(1.40)	(1.43)
Non-U.S. Fund
June 30, 2010*	9.25	.10	(1.18)	(1.08)	(.08)	—	(.08)
December 31, 2009	7.48	.12	1.88	2.00	(.23)	—	(.23)
December 31, 2008	13.20	.21	(5.83)	(5.62)	—	(.10)	(.10)
December 31, 2007	15.01	.25	1.14	1.39	(.38)	(2.82)	(3.20)
December 31, 2006	12.68	.23	2.75	2.98	(.35)	(.30)	(.65)
December 31, 2005	11.33	.16	1.38	1.54	(.19)	—	(.19)
Core Bond Fund
June 30, 2010*	10.20	.19	.50	.69	(.14)	(.04)	(.18)
December 31, 2009	9.33	.44	1.02	1.46	(.46)	(.13)	(.59)
December 31, 2008	10.32	.47	(.86)	(.39)	(.39)	(.21)	(.60)
December 31, 2007	10.14	.51	.20	.71	(.53)	—	(.53)
December 31, 2006	10.23	.45	(.08)	.37	(.46)	—	(.46)
December 31, 2005	10.50	.38	(.17)	.21	(.37)	(.11)	(.48)
Real Estate Securities Fund
June 30, 2010*	11.58	.17	.23	.40	(.07)	—	(.07)
December 31, 2009	9.30	.30	2.41	2.71	(.43)	—	(.43)
December 31, 2008	15.22	.38	(6.03)	(5.65)	(.27)	—	(.27)
December 31, 2007	21.34	.35	(3.68)	(3.33)	(.47)	(2.32)	(2.79)
December 31, 2006	17.28	.37	5.72	6.09	(.39)	(1.64)	(2.03)
December 31, 2005	17.09	.32	1.82	2.14	(.37)	(1.58)	(1.95)

See accompanying notes which are an integral part of the financial statements.

68	Financial Highlights

$ Net Asset Value, End of Period	% Total Return(d)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(e)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Net Investment Income to Average Net Assets(b)(e)	% Portfolio Turnover Rate(d)

10.97	(6.42)	334,728.88		.88	.98	58
11.77	32.72	376,751.85		.86	1.06	136
9.00	(41.15)	298,211.87		.89	1.50	135
15.65	10.36	479,922.87		.87	1.04	136
14.93	12.75	417,507.87		.87	1.03	128
13.37	7.27	349,659.83		.87	.94	130

9.22	(3.71)	150,134	1.05	1.11	.26	61
9.59	34.32	158,671	1.02	1.13	.65	161
7.18	(44.16)	123,088	1.05	1.18	.84	161
12.99	3.42	228,927	1.05	1.13	.39	180
14.45	14.79	223,646	1.05	1.12	.16	184
14.40	6.36	204,292.99		1.13	.21	130

8.09	(11.71)	291,582	1.07	1.13	2.23	33
9.25	27.33	322,145	1.04	1.12	1.56	133
7.48	(42.79)	255,750	1.15	1.21	2.01	123
13.20	10.12	431,686	1.15	1.18	1.70	106
15.01	23.64	369,884	1.15	1.21	1.64	111
12.68	13.69	302,261	1.12	1.26	1.41	88

10.71	6.79	440,707.67		.74	3.69	89
10.20	16.18	400,569.66		.73	4.49	151
9.33	(3.87)	319,109.70		.77	4.70	164
10.32	7.24	346,067.70		.78	5.04	965
10.14	3.72	265,783.70		.73	4.40	453
10.23	2.01	216,774.70		.72	3.70	193

11.91	3.49	415,057.96		.96	2.86	55
11.58	31.16	410,708.97		.97	3.36	110
9.30	(37.76)	303,416.96		.96	2.72	71
15.22	(15.86)	488,809.92		.92	1.75	77
21.34	35.84	625,477.90		.91	1.86	53
17.28	12.96	443,092.91		.91	1.86	64

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	69

Russell Investment Funds

Notes to Financial Highlights — June 30, 2010 (Unaudited)

*	For the period ended June 30, 2010 (Unaudited).
(a)	Average month-end outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by Russell Investment Management Company (“RIMCo”), and for certain funds, custody credit arrangements.
(c)	Less than $.01 per share.
(d)	Periods less than one year are not annualized.
(e)	The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

70	Notes to Financial Highlights

Russell Investment Funds

Notes to Financial Statements — June 30, 2010 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds. These financial statements report on five of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Debt obligation securities maturing within 60 days at the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

Ordinarily, the Funds value each portfolio security based on market quotations provided by independent pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Pricing services may utilize evaluated pricing models which apply available market information through the use of benchmark curves, benchmarking of similar securities, sector groupings, spread adjustments and ratings. Generally, Fund portfolio securities are valued at the close of the principal exchange on which they are traded as follows:

•	U.S. listed equities, equity and fixed income options and rights/warrants: Last sale price; last bid price if no last sale price.

•	U.S. over-the-counter (“OTC”) equities: Official closing price; last bid price if no closing price.

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price.

•	Municipal bonds, U.S. bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price.

•	Futures: Settlement price.

•	Options on futures: Last sale price; settlement price if no last sale price.

•	Bank loans and forwards: Mean between bid and ask price.

•

Investments in other mutual funds (including unregistered collective vehicles) are valued at their net asset value per share, as provided in the applicable fund prospectus or offering document and applicable law.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The fair value procedures may involve subjective judgments (e.g. trade information, news, broker quotes) as to the fair value of securities. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

Notes to Financial Statements	71

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2010 (Unaudited)

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. Index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

The net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments

Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data. Included are the following:

•	common stocks traded or quoted only on inactive markets

•	privately placed bonds whose values are derived from a similar bond that is publicly traded

•	interest rate swaps valued based on compilation of primarily observable swap curves incorporated into a model or matrix price

•	euro commercial paper valued at amortized cost which approximates market and is not priced daily or a broker quote in a non-active market with inputs incorporated into a model or matrix price

•	non registered mutual funds that are daily priced, but not publicly traded

•	currency forwards valued based on a compilation of primarily observable market currency spot rates incorporated into a model or matrix price

•

corporate bonds and notes, domestic commercial paper, time deposits, U.S. Government Agencies, U.S. Treasury and Yankee Certificates of Deposit using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs incorporated into a model or matrix price

•

mortgage-related and other asset backed securities are valued based on evaluators analyzing features such as the pricing speed, spread and volatility in order to confirm the deal structure. Spreads and other information solicited from Wall Street buy and sell-side sources, including primary and secondary dealers, portfolio managers, and research analysts are used as model inputs. Using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs are incorporated into a model or matrix price (security characteristics including coupon rates and maturity dates are disclosed in the Statement of Investments).

Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

72	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2010 (Unaudited)

Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.

Included are the following:

•	OTC securities using the Company’s own data/models

•	prices with significant haircuts applied

•	staled securities — fair valuation procedures are applied

•	securities that have broken tolerance outlined in the Board-approved securities valuation procedures

•	no current market quotations — fair valuation procedures are applied

•	unreliable prices — fair valuation procedures are applied

Level 3 investments include positions with prices not derived from existing market data. As such, Level 3 assets typically involve the use of financial models, such as discounted cash flow analysis for investments in privately held companies, or other non-market based methods to determine an investment’s Fair Value. One may consider Level 3 investments as those that cannot be quickly liquidated for their stated market value.

The levels associated with valuing the Funds’ investments for the period ended June 30, 2010 are disclosed in the Presentation of Portfolio Holdings.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

Each Fund qualifies as a regulated investment company under sub-chapter M of the Internal Revenue Code and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

Each Fund files a U. S. tax return. At June 30, 2010, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending December 31, 2006 through December 31, 2008, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

For all Funds, income and capital gain distributions, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid quarterly, except for the Non-U.S. Fund, which generally declares and pays income distributions annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The

Notes to Financial Statements	73

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2010 (Unaudited)

differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards.

Expenses

The Funds will pay their own expenses other than those expressly assumed by Russell Investment Management Company (“RIMCo”) or RFSC. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included within the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Non-U.S. Fund may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which it invests. The Non-U.S. Fund may record a deferred tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at June 30, 2010. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities for the Fund. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments in the Statements of Operations for the Fund. The Non-U.S. Fund had no deferred tax liability for the period ended June 30, 2010.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. In addition, the Non-U.S. and Real Estate Securities Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds, other than the Real Estate Securities Fund, may pursue their strategy to be fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

74	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2010 (Unaudited)

The Funds’ period end derivatives, as presented in the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended June 30, 2010.

The effect of derivative instruments on the Statement of Assets and Liabilities and the Statement of Operations for the period ended June 30, 2010 are disclosed in the Fair Value of Derivative Instruments presentation following each Funds’ Schedule of Investments.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objective and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). From time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statements of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

For the period ended June 30, 2010, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Strategies
Non-U.S. Fund	Exposing cash reserves to markets and trade settlement
Core Bond Fund	Return enhancement and hedging
Real Estate Securities Fund	Trade settlement

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash reserves to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments on the Statements of Operations.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund’s Statement of Assets and Liabilities.

For the period ended June 30, 2010, the Core Bond Fund purchased/sold options primarily for return enhancement and hedging.

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held

Notes to Financial Statements	75

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2010 (Unaudited)

by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended June 30, 2010, the following funds entered into future contracts primarily for the strategies listed below:

Strategies
Multi Style Equity Fund	Exposing cash reserves to markets
Aggressive Equity Fund	Exposing cash reserves to markets
Non-U.S. Fund	Exposing cash reserves to markets
Core Bond Fund	Return enhancement, hedging and exposing cash reserves to markets

As of June 30, 2010, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Cash Collateral
Multi-Style Equity Fund	$1,450,000
Aggressive Equity Fund	700,000
Non-U.S. Bond Fund	2,000,000

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of agreements including interest rate, credit default and currency swaps. The Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies followed by each paying the other a series of interest payments based on the principal cash flow. At maturity the principal amounts are returned. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios, to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet RIMCo’s credit quality limitations. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long term counterparty credit rating, including reassignments, of A- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest or split ratings) at the time of entering into such transaction.

Swap agreements generally are entered into by “eligible contract participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

As of June 30, 2010, the Core Bond Fund had cash collateral balances in connection with swaps contracts purchased (sold) as follows:

	Cash Collateral	Due to Broker
Core Bond Fund	$1,852,071	$1,400,120

76	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2010 (Unaudited)

Credit Default Swaps

The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs on a corporate issue and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit-default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedule of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current

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status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2010 for which the Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when its purchases a credit default swap. As a buyer of credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended June 30. 2010, the Core Bond Fund entered into credit default swaps primarily for return enhancement and hedging.

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended June 30, 2010, the Core Bond Fund entered into interest rate swaps primarily for return enhancement and hedging.

Index Swaps

Certain Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended June 30, 2010, the Core Bond Fund did not enter into index swaps.

ISDA Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations,

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agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Loan Agreements

The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When a Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. At June 30, 2010, the Core Bond Fund had no unfunded loan commitments.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Repurchase Agreements

The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor the Fund’s repurchase agreement transactions generally and will evaluate the credit worthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. The Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

The Core Bond Fund may invest in mortgage or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to sub-prime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are

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paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, the Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refers to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgages loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgage that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on

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repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Forward Commitments

Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Funds’ investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Funds’ records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

To be announced (“TBA”) is a forward mortgage-backed securities trade. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. As of June 30, 2010, the Core Bond Fund had no cash collateral balances in connection with TBAs.

Inflation-Indexed Bonds

The Core Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is the U.S. Treasury Inflation-Protected Security, or TIPS. The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market and Credit Risk

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the assets recorded in the financial statements (the “Assets”). Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to

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Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc., among other Lehman subsidiaries, filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Core Bond Fund and Non-U.S. Fund had direct holdings, swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuers or counterparties at the time the relevant Lehman Brothers entities filed for protection or were placed in administration. The direct holdings associated with Lehman Brothers have been written down to their estimated recoverable values and incorporated as components of other receivable and liabilities on the Statements of Assets and Liabilities and net change in realized gain (loss) or unrealized appreciation (depreciation) on the Statement of Operations. The Funds have also utilized certain netting arrangements to offset payables and receivables of Lehman securities.

RIMCo or the Funds’ Money Managers have delivered notices of default and early termination to the relevant Lehman Brothers entities where required. For transactions with Lehman Brothers counterparties, RIMCo or the Funds’ Money Managers have terminated trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

The court overseeing all the U.S. Lehman entities’ bankruptcy cases set a filing deadline for all those entities. The Lehman Brothers Inc. claims filing deadline was January 30, 2009 for all customer claims and June 1, 2009 for all general creditor claims related to Lehman Brothers Inc. In the case of all other U.S. Lehman entities, court set filing deadlines of September 22, 2009 and November 2, 2009 (for certain “Program Securities”). To the extent that the Funds held accounts with Lehman Brothers Inc., the Funds filed the appropriate customer claims on January 29, 2009 and filed all other claims related to U.S. Lehman entities on the foregoing deadlines. The relevant Funds have entered into a confidential settlement agreement with respect to certain claims for terminated derivatives transactions between the Funds, Lehman Brothers Special Financing Inc. and its parent company Lehman Brothers Holdings Inc.

3.	Investment Transactions

Securities

During the period ended June 30, 2010, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales
Multi-Style Equity Fund	$204,444,143	$211,274,959
Aggressive Equity Fund	94,945,021	93,933,106
Non-U.S. Bond Fund	102,293,641	94,028,438
Core Bond Fund	71,553,723	68,345,707
Real Estate Securities Fund	224,796,093	230,093,259

Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales
Core Bond Fund	$273,495,316	$256,863,307

Written Options Contracts

Transactions in written options contracts for the period ended June 30, 2010 were as follows:

	Core Bond Fund
	Number of Contracts	Premiums Received
Outstanding December 31, 2009	88	$484,268
Opened	293	531,538
Closed	(42)	(38,225)
Expired	(147)	(407,115)

Outstanding June 30, 2010	192	$570,466

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Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33  1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”), in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for Non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy.

The Funds that participate in securities lending have cash collateral invested in the State Street Securities Lending Quality Trust Fund (“SLQT”). The short-term portfolio instruments held by SLQT are valued on the basis of amortized cost. Issuances and redemptions of interests in SLQT are made on each business day (“valuation date”). Currently, interests in SLQT are purchased and redeemed at a constant net asset value of $1.00 per unit for daily operational liquidity purposes, although redemptions for certain other purposes may be in-kind. In the event that a significant disparity develops between the net asset value based on amortized cost and the market based net asset value of SLQT, the Trustee of SLQT may determine that continued redemption at a constant $1.00 net asset value would create inequitable results for the SLQT’s interest holders. In these circumstances, the Trustee of SLQT, in its sole discretion and acting on behalf of the SLQT interest holders, may direct that interests be redeemed at the market-based net asset value until such time as the disparity between the market-based and the constant net asset value per unit is deemed to be insignificant.

At June 30, 2010, the SLQT Fund was transacting at its amortized cost value of $1.00 per unit for daily operational liquidity purposes. The SLQT’s market value per unit is lower than its amortized cost value per unit. Effective February 10, 2009, the Funds began valuing the units of SLQT for purposes of the Funds’ daily valuation calculation at the unit’s market value rather than the unit’s amortized cost value. Each Fund has earmarked liquid assets to cover the difference between SLQT’s market value per unit and its amortized cost value per unit.

As of June 30, 2010, the non-cash collateral received for the securities on loan in the following funds was:

	Non-Cash Collateral Value	Non-Cash Collateral Holding

Multi-Style Equity Fund	$3,098,221	Pool of US Government Securities
Aggressive Equity Fund	512,327	Pool of US Government Securities
Core Bond Fund	770,373	Pool of US Government Securities
Real Estate Securities Fund	1,677,028	Pool of US Government Securities

Custodian

The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ expenses. During the period ended June 30, 2010, the Funds’ custodian fees were reduced by the following amounts under these arrangements which are included in expense reductions on the Statements of Operations:

Custody Credit Amount

Multi-Style Equity Fund	$2
Aggressive Equity Fund	6
Non-U.S. Fund	18
Core Bond Fund	229
Real Estate Securities Fund	1

Brokerage Commissions

The Funds effect certain transactions through Recapture Services, division of BNY ConvergeEX Execution Solutions LLC (“LJR”) and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Funds or RIMCo.

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Notes to Financial Statements, continued — June 30, 2010 (Unaudited)

Trades placed through LJR and its correspondents are used (i) to obtain research services for RIMCo to assist RIMCo in its investment decision-making process in its capacity as advisor to the Funds or (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain research services for RIMCo or to generate commission rebates to the Funds, the Funds’ money managers are requested to and RIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the money managers or RIMCo believe that the Funds will receive best execution. In addition, RIMCo recommends targets for the amount of trading that money managers allocate through LJR based upon asset class, investment style and other factors. Research services provided to RIMCo by LJR or other brokers include performance measurements statistics, fund analytic systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within RIF and other funds clients managed or advised by RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients. In some cases, research may also be provided by other non-affiliated brokers.

LJR may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through LJR and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once RIMCo’s research budget has been met, as determined annually in the Soft Dollar Committee budgeting process.

Additionally, the Fund paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Adviser.

4.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIF and RIMCo.

The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund an unregistered Fund advised by RIMCo. As of June 30, 2010, the Investment Company Funds have invested $70,545,642 in the Russell U.S. Cash Management Fund.

The advisory and administrative fees specified in the table below are based upon the average daily net assets of each Fund and are payable monthly.

	Annual Rate
	Advisor	Administrator
Multi-Style Equity Fund	0.73%	0.05%
Aggressive Equity Fund	0.90	0.05
Non-U.S. Fund	0.90	0.05
Core Bond Fund	0.55	0.05
Real Estate Securities Fund	0.80	0.05

The following shows the respective totals for advisory and administrative fees for the period ended June 30, 2010.

	Advisory	Administrative
Multi-Style Equity Fund	$1,362,344	$93,311
Aggressive Equity Fund	738,144	41,008
Non-U.S. Fund	1,416,990	78,722
Core Bond Fund	1,158,332	105,303
Real Estate Securities Fund	1,707,366	106,710

RIMCo agreed to certain waivers of its advisory fees as follows:

For the Aggressive Equity Fund, RIMCo has contractually agreed, until April 30, 2011, to waive 0.06% of its 0.90% advisory fee. The waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2010 was $49,210. There were no reimbursements during the period.

For the Non-U.S. Fund, RIMCo has contractually agreed, until April 30, 2011, to waive 0.06% of its 0.90% advisory fee. The waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2010 was $94,466. There were no reimbursements during the period.

84	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2010 (Unaudited)

For the Core Bond Fund, RIMCo has contractually agreed, until April 30, 2011, to waive 0.07% of its 0.55% advisory fee. The waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2010 was $147,424. There were no reimbursements during the period.

Transfer and Dividend Disbursing Agent

RFSC serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RFSC retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2010 were as follows:

Amount

Multi-Style Equity Fund	$8,211
Aggressive Equity Fund	3,609
Non-U.S. Bond Fund	6,928
Core Bond Fund	9,267
Real Estate Securities Fund	9,391

Distributor

Russell Financial Services, Inc. (the “Distributor’), a wholly-owned subsidiary of RIMCo, serves as distributor for RIF, pursuant to the Distribution Agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended June 30, 2010 were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Real Estate Securities Fund

Advisory fees	$214,312	$103,961	$202,153	$169,456	$290,239
Administration fees	14,806	6,572	12,450	18,099	18,140
Transfer agent fees	1,295	579	1,090	1,532	1,578
Trustee fees	2,097	1,075	1,919	714	2,900

	$232,510	$112,187	$217,612	$189,801	$312,857

Affiliated Brokerage Commissions

The Funds will effect certain transactions through Russell Implementation Services Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions or (ii) to execute portfolio securities transactions for each Fund’s assets that RIMCo determines not to allocate to money managers and for each Fund’s cash reserves.

Board of Trustees

The Russell Fund Complex consists of RIC, which has 40 Funds, and RIF, which has nine Funds. Each of the Trustees is a Trustee of both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $72,000 per year, $6,500 for each regular quarterly meeting attended in person, $2,500 for each special meeting attended in person, and $2,500 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending the quarterly and special meetings (except for telephonic meetings called pursuant to the Funds’ valuation and pricing procedures) and a $500 fee for attending the committee meeting by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee Chair is paid a fee of $6,000 per year. The chairman of the Board receives additional annual compensation of $72,000.

Notes to Financial Statements	85

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2010 (Unaudited)

5.	Federal Income Taxes

At December 31, 2009, the following Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

	12/31/2016	12/31/2017	Totals

Multi-Style Equity Fund	$47,156,528	$61,778,100	$108,934,628
Aggressive Equity Fund	35,184,466	36,487,757	71,672,223
Non-U.S. Fund	51,009,325	51,040,032	102,049,357
Real Estate Securities Fund	25,966,146	54,146,913	80,113,059

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Real Estate Securities Fund
Cost of Investments for Tax Purposes	$339,074,308	$157,369,141	$317,726,495	$484,390,379	$459,974,848

Gross Tax Unrealized Appreciation	$6,702,887	$4,722,673	$21,864,837	$17,306,326	$57,316,383
Gross Tax Unrealized Depreciation	(9,056,464)	(3,984,597)	(41,586,815)	(11,382,762)	(10,095,733)

Net Tax Unrealized Appreciation (Depreciation)	$(2,353,577)	$738,076	$(19,721,978)	$5,923,564	$47,220,650

6.	Fund Share Transactions (amounts in thousands)

Share transactions were as follows:

	Shares		Dollars
Multi-Style Equity Fund	Period Ended June 30, 2010 (Unaudited)	Fiscal Year Ended December 31, 2009	Period Ended June 30, 2010 (Unaudited)	Fiscal Year Ended December 31, 2009

Proceeds from shares sold	1,087	2,436	$12,909	$23,857
Proceeds from reinvestment of distributions	127	483	1,551	4,298
Payments for shares redeemed	(2,708)	(4,036)	(31,713)	(37,795)

Net increase (decrease)	(1,494)	(1,117)	$(17,253)	$(9,640)

Aggressive Equity Fund
Proceeds from shares sold	784	1,485	$7,939	$11,475
Proceeds from reinvestment of distributions	26	95	260	695
Payments for shares redeemed	(1,066)	(2,176)	(10,707)	(16,299)

Net increase (decrease)	(256)	(596)	$(2,508)	$(4,129)

Non-U.S. Fund
Proceeds from shares sold	2,396	2,904	$21,260	$22,918
Proceeds from reinvestment of distributions	332	1,010	2,908	7,901
Payments for shares redeemed	(1,543)	(3,249)	(13,584)	(25,343)

Net increase (decrease)	1,185	665	$10,584	$5,476

Core Bond Fund
Proceeds from shares sold	3,980	7,232	$41,617	$71,125
Proceeds from reinvestment of distributions	682	2,152	7,043	20,869
Payments for shares redeemed	(2,759)	(4,313)	(28,963)	(40,570)

Net increase (decrease)	1,903	5,071	$19,697	$51,424

Real Estate Securities Fund

Proceeds from shares sold	959	4,224	$11,595	$34,059
Proceeds from reinvestment of distributions	190	1,793	2,341	14,718
Payments for shares redeemed	(1,793)	(3,178)	(21,631)	(28,595)

Net increase (decrease)	(644)	2,839	$(7,695)	$20,182

86	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2010 (Unaudited)

7.	Interfund Lending Program

The Investment Company Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Portfolios of the Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. Typically, Funds will borrow from the RIC Russell Money Market Fund. The RIC Russell Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the RIC Russell Money Market Fund. The Investment Company Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Russell Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended June 30, 2010, the Funds did not borrow through the interfund lending program.

8.	Record Ownership

As of June 30, 2010, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund. The Northwestern Mutual Life Insurance Company accounts were the largest shareholder in each Fund.

	# of Shareholders	%

Multi-Style Equity Fund	2	81.6
Aggressive Equity Fund	2	82.6
Non-U.S. Fund	2	80.9
Core Bond Fund	3	85.4
Real Estate Securities Fund	2	92.1

9.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

Notes to Financial Statements	87

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2010 (Unaudited)

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Nest Assets Securities	Acquisition Dates	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Aggressive Equity Fund - 0.0%
JER Investors Trust, Inc.	05/27/04	1,771	81.87	145	—

Non-U.S. Fund - 0.6%
Rolls-Royce Group PLC	03/18/10	117,172	8.81	1,033	976
Ping An Insurance Group Co. of China, Ltd. Class H	03/13/09	81,500	7.93	647	657

					1,633

Core Bond Fund - 1.4%
Adam Aircraft Term Loan	02/13/08	49,000	99.05	48	—
ARES CLO Funds	01/15/09	517,962	75.39	492	478
ARES CLO Funds	01/15/09	730,000	95.02	550	672
Armstrong Loan Funding, Ltd.	05/21/09	486,800	87.16	424	468
Black Diamond CLO, Ltd.	06/01/06	750,000	85.13	638	662
Chatham Light CLO, Ltd.	11/25/09	495,121	90.39	448	464
CIT Mortgage Loan Trust	09/11/08	136,121	100.00	136	125
CIT Mortgage Loan Trust	10/05/07	130,000	100.00	130	70
CIT Mortgage Loan Trust	10/05/07	180,000	100.00	180	73
Credit Suisse Mortgage Capital Certificates	09/03/08	520,000	68.10	377	351
Deutsche Bank AG	04/21/06	IDR 1,000,000	12.00	120	118
DG Funding Trust	11/04/03	49	10,537.11	516	382
Freddie Mac REMICS	06/28/07	8,000	99.05	9	8
Goal Capital Funding Trust	05/17/10	500,000	98.36	492	499
Swedbank AB	07/16/09	100,000	103.11	103	104
Swedbank AB	07/16/09	500,000	102.37	512	515
Symetra Financial Corp.	06/02/06	150,000	98.73	148	151
Washington Mutual Mortgage Pass Through Certificates	04/01/05	192,000	100.00	192	12
WG Horizons CLO	04/12/10	1,300,000	92.3	1,200	1,166

					6,318

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board.

10.	Dividends

On July 1, 2010, the Board declared the following dividends payable from net investment income. Dividends were paid on July 6, 2010, to shareholders of record July 2, 2010.

Net Investment Income

Multi-Style Equity Fund	$0.0344
Aggressive Equity Fund	0.0088
Core Bond Fund	0.0965
Real Estate Securities Fund	0.0658

11.	Subsequent Events

Management has evaluated events or transactions that may have occurred since June 30, 2010, that would merit recognition or disclosure in the financial statements. This evaluation was completed through August 13, 2010, the date the financial statements were available to be issued. During the review nothing was discovered which would require further disclosure within the financial statements.

88	Notes to Financial Statements

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts”) at a meeting held in person on April 20, 2010 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ shares, management of the Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information, analyses and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. In the case of certain Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 13, 2010, the Independent Trustees in preparation for the Agreement Evaluation Meeting met by conference telephone call to review Agreement Evaluation Information received to that date in a private session with their independent counsel at which no representatives of RIMCo or the Funds’ management were present and, on the basis of that review, requested additional Agreement Evaluation Information. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management, counsel to the Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in executive session with their independent counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Fund. RIMCo manages directly a portion of certain Funds’ assets employing a “select holdings strategy,” as described below, and directly manages the investment of each Fund’s cash reserves. RIMCo also may manage directly any portion of each Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of a Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Fund and for actively managing allocations and reallocations of assets among the Money Managers. The Board has been advised that RIMCo’s goal is to construct and manage diversified portfolios in a risk-aware manner. Each Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in a Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is

Basis for Approval of Investment Advisory Contracts	89

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore, RIMCo’s selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Fund. In light of the foregoing, the overall performance of each Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Fund’s investment program, structuring the Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board considered that the prospectuses for the Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Fund, rather than the investment selection role of the Funds’ Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation for and performance record in managing the Funds’ manager-of-managers structure.

The Board also considered the demands and complexity of managing the Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Funds and the likelihood that, at the current expense ratio of each Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIMCo;

2.	The advisory fee paid by the Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative, transfer agent or cash management fees and fees received for management of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board inquired as to the possible impact on the Funds’ operations of significant changes in RIMCo’s senior management and other personnel providing services to the Funds during 2009 and 2010 to the date of the Agreement Evaluation Meeting and a planned relocation of the Russell organization’s headquarters by the end of 2010. At the Agreement Evaluation Meeting, senior representatives of RIMCo discussed these changes with the Board and assured the Board that, while these changes likely would have a near term impact because of increased demands upon continuing personnel, steps were being taken to avoid any long-term diminution in the nature, scope or quality of the services provided to the Funds. The Board also discussed the possible impact of such changes on the compliance programs of the Funds and RIMCo and received assurances from senior representatives of the Russell organization that such changes would not result in any long-term diminution in the nature and quality of the Funds’ compliance programs.

As noted above, RIMCo, pursuant to the terms of the RIMCo Agreement, directly manages, a portion—up to 10%—of the assets of the Multi-Style Equity Fund (the “Participating Fund”) utilizing a select holdings strategy, the actual allocation being determined by the Participating Fund’s RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for the Participating Fund is designed to increase the Participating Fund’s exposure to stocks that are viewed as attractive by multiple Money Managers of the Participating Fund. The Board reviewed the results of the select holdings strategy in respect of the Participating Fund during the past year. The Trustees considered that RIMCo is not required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from the Participating Fund consequently may increase incrementally. The Board, however, also considered RIMCo’s advice that it pays certain Money Managers additional fees for providing information and other services in connection with the select

90	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

holdings strategy and incurs additional costs in carrying out the select holdings strategy, the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy, and the fact that the aggregate investment advisory fees paid by the Participating Fund are not increased as a result of the select holdings strategy.

In evaluating the reasonableness of the Funds’ Advisory Fees in light of Fund performance, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIMCo noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives, including fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than their Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Funds during the periods covered by the Third-Party Information did result, in lower performance than that of some of their Comparable Funds. According to RIMCo, the strategies pursued by the Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time, although Fund results in 2008 and early 2009 generally did not reflect uniform success in achieving lesser volatility.

With respect to the Funds’ Advisory Fees, the Third-Party Information showed that the Multi-Style Equity and Core Bond Fund each had an Advisory Fee which on a contractual basis, an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds), or on both a contractual and actual basis was ranked more than 5 basis points below the third quintile of its Expense Universe in the fourth quintile of its Expense Universe. On an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds), the RIF Aggressive Equity Fund Advisory Fee was ranked in the third quintile of its Expense Universe but the actual Advisory Fee for each of the other Funds was ranked in the fourth quintile of its Expense Universe. The comparison was based upon the latest fiscal years for the Expense Universe funds. In assessing the Funds’ Advisory Fees, the Board focused on actual Advisory Fees. The Board considered that the actual Advisory Fee for each Fund other than the Multi-Style Equity Fund and the Core Bond Fund was ranked within 5 basis points of the third quintile of its Expense Universe. The Board considered RIMCo’s explanation of the reasons for these Funds’ actual Advisory Fee rankings and its belief that the Funds’ Advisory Fees are reasonable notwithstanding such rankings. The Board determined that it would continue to monitor those fees against the Funds’ Comparable Funds’ advisory fees.

In discussing the Funds’ Advisory Fees generally, RIMCo noted, among other things, that its Advisory Fees for the Funds encompass services that may not be provided by investment advisers to the Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also observed that its “margins” in providing investment advisory services to the Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Funds’ Advisory Fees to their Money Managers.

The Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board noted that, generally, there was a reduction in the Funds’ assets as a result of market declines and related investor redemptions in 2008 and 2009 and that Fund asset levels generally have not rebounded completely from those levels. In the case of certain Funds, asset levels have continued to decline since 2008. The Board therefore determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the Advisory Fee for each Fund appropriately reflected any economies of scale realized by that Fund, based upon net asset flows since 2008 and such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Funds.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other RIC funds under the Board’s supervision are lower, and, in some cases, may be substantially lower, than the rates paid by RIC funds supervised by the Board, including the Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the Funds. RIMCo explained, among other things, that institutional clients have fewer administrative needs than the Funds. RIMCo also noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and all of the Funds’ officers. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

In evaluating the Funds’ Advisory Fees, the Board noted that none of the Funds had total expenses which ranked more than 5 basis points below the third quintile of its Expense Universe.

Basis for Approval of Investment Advisory Contracts	91

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Agreement Evaluation Meeting by RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements (1) the Advisory Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Funds; (2) the relative expense ratio of the Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Funds were not excessive; and (5) RIMCo’s profitability with respect to the Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

The Board further concluded that, under the circumstances, the performance of each of the Funds was consistent with continuation of the RIMCo Agreement, although the Board regarded the performance of the Non-U.S. Fund and the Aggressive Equity Fund relative to their respective Comparable Funds as disappointing. The Board, in assessing the Funds’ performance, focused upon each Fund’s performance for the 1-, 3- and 5-year periods ended December 31, 2009 as most relevant.

In evaluating the performance of the Funds generally relative to their Comparable Funds, the Board, in addition to the factors described above, also considered RIMCo’s advice that many of the Funds’ Comparable Funds do not “equitize” their cash (i.e., cash awaiting investment or disbursement to satisfy redemptions or other fund obligations) and may hold large positions uninvested in their investment portfolios. By contrast, the Funds generally follow a strategy of equitizing their cash and fully investing their assets in pursuit of their investment objectives (the Funds’ strategy of equitizing cash and fully investing their assets is hereinafter referred to as their “full investment strategy”). In support of the Funds’ full investment strategy, RIMCo advised the Board of its belief that investors manage their own cash positions based upon their personal investment goals, strategies and risk tolerances and generally expect Fund assets to be fully invested. RIMCo noted that the Funds’ full investment strategy generally will detract from relative performance in a declining market, such as 2008, but may enhance the Funds’ relative performance in a rising market, such as 2009.

With respect to the Non-US Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 1-, 3- and 5-year periods ended December 31, 2009. The Trustees considered management’s explanation of the Fund’s relative underperformance. According to RIMCo, the financial crisis that unfolded during 2008, along with certain portfolio positioning decisions by the Money Managers for the Fund, detracted from performance in both 2008 and 2009. During 2009, three of the Fund’s four Money Managers were replaced. RIMCo noted that the recent changes in the Fund’s Money Manager team made meaningful performance comparisons with its Comparable Funds difficult.

With respect to the Aggressive Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth and fourth quintiles of its Performance Universe for the 3- and 5-year periods ended December 31, 2009, respectively, but that its performance for the 1-year period was ranked in the second quintile. According to RIMCo, the financial crisis that unfolded throughout 2008 was detrimental to performance and the Fund was further affected by certain portfolio positioning decisions by certain Money Managers. In 2009, the fund’s quality bias was a disadvantage as speculative stocks outperformed. While Fund performance in 2009 was markedly better than 2008, RIMCo advised the Board that it intends to continue its focus on reviewing the Money Manager team to enhance the Fund’s structure, risk profile and excess return profile.

In evaluating performance, the Board considered each Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated investment strategy of managing the Funds in a risk-aware manner and the extraordinary capital market conditions during 2008 and early 2009 that continue to impact the Funds’ relative performance for periods greater than one year.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of each Fund and its respective shareholders and voted to approve the continuation of the RIMCo Agreement.

At the Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ Chief Compliance Officer regarding each Money Manager’s compliance program. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio

92	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the Agreement Evaluation Information and other information received from RIMCo in support of its recommendations at the Agreement Evaluation Meeting, the Board concluded that the fees paid to the Money Managers of each Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

Subsequently, the Board of Trustees received a proposal from RIMCo at a meeting held on May 24, 2010, to effect a money manager change for the Real Estate Securities Fund; In the case of such proposed change, the Trustees approved the terms of the proposed portfolio management contract based substantially upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc. the Fund’s underwriter; RIMCo’s explanation as to the lack of relevance of profitability to the evaluation of portfolio management contracts with money mangers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the fees charged by the Money Manager to other clients; and RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at their April 20, 2010 meeting as to the reasonableness of the aggregate investment advisory fees paid by the Fund, and the fact that the aggregate investment advisory fees paid by the Fund would not increase as a result of the implementation of the proposed money manager change because the money managers’ investment advisory fee is paid by RIMCo.

Basis for Approval of Investment Advisory Contracts	93

Russell Investment Funds

Shareholder Requests for Additional Information — June 30, 2010 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Insurance Company for further details.

94	Shareholder Requests for Additional Information

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers — June 30, 2010

(Unaudited)

The following tables provide information for each officer and Trustee of the Russell Fund Complex. The Russell Fund Complex consists of RIC, which has 40 funds, and RIF, which has nine funds. Each of the Trustees is a Trustee of both RIC and RIF. The first table provides information for the interested Trustee. The second table provides information for the independent Trustees. The third table provides information for the Trustees emeritus. The fourth table provides information for the officers.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE
# Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer from 2004–January 22, 2010* Trustee since 2007	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	•President and CEO RIC and RIF •Chairman of the Board, President and CEO, RIMCo •Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) •Chairman of the Board, President and CEO, Russell Financial Services, Inc. •Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) •Until 2004, Managing Director, of Individual Investor Services, FRC •2000 to 2004 Managing Director, Sales and Client Service, RIMCo	49	None

# Sandra Cavanaugh Born May 10, 1954 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2010 Trustee since 2010	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	•President and CEO RIC and RIF •May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank •2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/Washington Mutual, Inc. •1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services	49	None

#	Mr. Stark is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

*	Effective January 22, 2010, Greg J. Stark resigned as President and Chief Executive Officer of RIC and RIF. Mr. Stark’s successor is Sandra Cavanaugh.

Disclosure of Information about Fund Trustees and Officers	95

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2010 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	Trustee since 2006 Chairman of the Investment Committee since 2010	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	•Senior Vice President, Larco Investments, Ltd. (real estate firm)	49	None

Kristianne Blake, Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	•Director and Chairman of the Audit Committee, Avista Corp. •Trustee and Chairman of the Operations Committee, Principal Investor Funds and Principal Variable Contracts Funds •Regent, University of Washington •President, Kristianne Gates Blake, P.S. (accounting services) •February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF •Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999–2006	49	•Director, Avista Corp (electric utilities) •Trustee, Principal Investor Funds (investment company); •Trustee, Principal Variable Contracts Funds (investment company)

Daniel P. Connealy Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	Trustee since 2003 Chairman of the Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	•June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc.	49	None
Jonathan Fine, Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2004	Appointed until successor is duly elected and qualified	•President and Chief Executive Officer, United Way of King County, WA	49	None
Raymond P. Tennison, Jr. Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	•Vice Chairman, Simpson Investment Company •Until April 2009, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	49	None

96	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2010 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)
Jack R. Thompson, Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	Trustee since 2005	Appointed until successor is duly elected and qualified	•September 2003 to September 2009, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds •September 2007 to present, Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	49	•Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)
Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	Trustee since 2002	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	Retired	49	None

*	Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Trustees and Officers	97

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2010 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES EMERITUS
* George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	•Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)) and RIMCo •Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) •Chairman, Sunshine Management Services, LLC (investment adviser)	49	None

Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2007	Five year term	•President, Anderson Management Group LLC (private investments consulting) •Trustee, RIC and RIF until 2006 •February 2002 to June 2005, Lead Trustee, RIC and RIF •Chairman of the Nominating and Governance Committee, 2006	49	None

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	•Retired since 1995 •Trustee of RIC and RIF until 2005 •Chairman of the Nominating and Governance Committee 2001–2005	49	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

98	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2010 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees	•Chief Compliance Officer, RIC •Chief Compliance Officer, RIF •Chief Compliance Officer, RIMCo •Chief Compliance Officer, RFSC •April 2002–May 2005, Manager, Global Regulatory Policy

Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer from 2004–January 22, 2010	Until successor is chosen and qualified by Trustees

•President and CEO, RIC and RIF

•Chairman of the Board, President and CEO, RIMCo

•Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•Chairman of the Board, President and CEO, RFSC

•Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•Until 2004, Managing Director of Individual Investor Services, FRC

•2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Sandra Cavanaugh Born May 10, 1954 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2010	Appointed until successor is duly elected and qualified

•President and CEO RIC and RIF

•May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

•2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

•1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees	•Treasurer, Chief Accounting Officer and CFO, RIC and RIF •Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc. •Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	•Chief Investment Officer, RIC and RIF •Director, RIMCo and FRC •1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Mary Beth Rhoden, Born April 25, 1969 909 A Street Tacoma, Washington 98402-1616	Secretary since 2010	Until successor is chosen and qualified by Trustees	•1999 to 2010 Assistant Secretary RIC and RIF •Associate Counsel, FRC •Secretary, RIMCo, RFSC and Russell Financial Services, Inc. •Secretary and Chief Legal Counsel, RIC and RIF

Disclosure of Information about Fund Trustees and Officers	99

Russell Investment Funds

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Interested Trustee

Sandra Cavanaugh

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul E. Anderson

Lee C. Gingrich

Officers

Sandra Cavanaugh, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Mary Beth Rhoden, Secretary

Adviser

Russell Investment Management Company

909 A Street

Tacoma, WA 98402

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

909 A Street

Tacoma, WA 98402

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

909 A Street

Tacoma, WA 98402

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

909 A Street

Tacoma, WA 98402

Money Managers as of June 30, 2010

Multi-Style Equity Fund

BlackRock Capital Management, Inc., New York, NY

Columbus Circle Investors, Stamford, CT

DePrince, Race & Zollo, Inc., Winter Park, FL

First Eagle Investment Management, LLC, New York, NY

Institutional Capital LLC, Chicago, IL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Montag & Caldwell, Inc., Atlanta, GA

Suffolk Capital Management, LLC, New York, NY

Aggressive Equity Fund

ClariVest Asset Management LLC, San Diego, CA

DePrince, Race & Zollo, Inc., Winter Park, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Ranger Investment Management, L.P., Dallas, TX

Signia Capital Management, LLC, Spokane, WA

Tygh Capital Management, Inc., Portland, OR

Non-U.S. Fund

Barrow, Hanley, Mewhinney & Strauss, Inc., Dallas, TX

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Pzena Investment Management, LLC, New York, NY

Core Bond Fund

Goldman Sachs Asset Management, L.P., New York, NY

Metropolitan West Asset Management, LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

Real Estate Securities Fund

AEW Capital Management, L.P., Boston, MA

Cohen & Steers Capital Management, Inc., New York, NY

INVESCO Advisers, Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Dallas, TX

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

100	Adviser, Money Managers and Service Providers

Russell Investment Funds	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-072

2010 SEMI-ANNUAL REPORT

Russell Investment Funds

LifePoints® Variable Target Portfolio Series

JUNE 30, 2010

FUND

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Russell Investment Funds

Russell Investment Funds is a

series investment company with

nine different investment portfolios

referred to as Funds. These

financial statements report on four

of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Semi-annual Report

June 30, 2010 (Unaudited)

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series

Copyright© Russell Investments 2010. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA, part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds

Moderate Strategy Fund

Shareholder Expense Example — June 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Expense Example, which appears on the Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for this Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2010	$1,000.00	$1,000.00
Ending Account Value
June 30, 2010	$1,012.00	$1,024.30
Expenses Paid During Period*	$0.50	$0.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.10% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Moderate Strategy Fund	3

Russell Investments Funds

Moderate Strategy Fund

Schedule of Investments - June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Bonds - 60.0%
RIF Core Bond Fund	1,551,715	16,619
RIC Russell Investment Grade Bond Fund	374,468	8,309

		24,928

Domestic Equities - 17.0%
RIF Aggressive Equity Fund	135,186	1,247
RIF Multi-Style Equity Fund	265,114	2,908
RIC Russell U.S. Quantitative Equity Fund	122,506	2,908

		7,063

International Equities - 17.0%
RIF Non-U.S. Fund	462,206	3,739
RIC Russell Emerging Markets Fund	50,027	831
RIC Russell Global Equity Fund	352,095	2,493

		7,063

Real Assets - 6.0%
RIF Real Estate Securities Fund	104,565	1,246
RIC Russell Commodity Strategies Fund	124,642	1,247

		2,493

Total Investments - 100.0% (identified cost $39,700)		41,547

Other Assets and Liabilities, Net – (0.0%)		(9)

Net Assets - 100.0%		41,538

See accompanying notes which are an integral part of the financial statements.

4	Moderate Strategy Fund

Russell Investment Funds

Balanced Strategy Fund

Shareholder Expense Example — June 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Expense Example, which appears on the Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for this Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2010	$1,000.00	$1,000.00
Ending Account Value
June 30, 2010	$984.40	$1,024.30
Expenses Paid During Period*	$0.49	$0.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.10% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Balanced Strategy Fund	5

Russell Investments Funds

Balanced Strategy Fund

Schedule of Investments — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Bonds - 40.0%
RIF Core Bond Fund	4,457,608	47,741

Domestic Equities - 28.0%
RIF Aggressive Equity Fund	517,798	4,774
RIF Multi-Style Equity Fund	1,305,587	14,322
RIC Russell U.S. Quantitative Equity Fund	603,298	14,323

		33,419

International Equities - 25.0%
RIF Non-U.S. Fund	2,065,432	16,709
RIC Russell Emerging Markets Fund	215,567	3,581
RIC Russell Global Equity Fund	1,348,615	9,548

		29,838

Real Assets - 7.0%
RIF Real Estate Securities Fund	300,384	3,580
RIC Russell Commodity Strategies Fund	477,410	4,774

		8,354

Total Investments - 100.0% (identified cost $121,935)		119,352

Other Assets and Liabilities, Net - (0.0%)		(9)

Net Assets - 100.0%		119,343

See accompanying notes which are an integral part of the financial statements.

6	Balanced Strategy Fund

Russell Investment Funds

Growth Strategy Fund

Shareholder Expense Example — June 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Expense Example, which appears on the Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for this Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2010	$1,000.00	$1,000.00
Ending Account Value
June 30, 2010	$957.00	$1,024.30
Expenses Paid During
Period*	$0.49	$0.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.10% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Growth Strategy Fund	7

Russell Investment Funds

Growth Strategy Fund

Schedule of Investments - June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Bonds - 20.0%
RIF Core Bond Fund	1,243,599	13,319

Domestic Equities - 37.0%
RIF Aggressive Equity Fund	433,371	3,996
RIF Multi-Style Equity Fund	971,300	10,655
RIC Russell U.S. Quantitative Equity Fund	420,776	9,989

		24,640

International Equities - 33.0%
RIF Non-U.S. Fund	1,564,030	12,653
RIC Russell Emerging Markets Fund	160,373	2,664
RIC Russell Global Equity Fund	940,604	6,659

		21,976

Real Assets - 10.0%
RIF Real Estate Securities Fund	223,472	2,664
RIC Russell Commodity Strategies Fund	399,568	3,996

		6,660

Total Investments - 100.0% (identified cost $72,391)		66,595

Other Assets and Liabilities, Net - (0.0%)		(14)

Net Assets - 100.0%		66,581

See accompanying notes which are an integral part of the financial statements.

8	Growth Strategy Fund

Russell Investment Funds

Equity Growth Strategy Fund

Shareholder Expense Example — June 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Expense Example, which appears on the Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for this Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2010	$1,000.00	$1,000.00
Ending Account Value
June 30, 2010	$927.70	$1,024.30
Expenses Paid During Period*	$0.48	$0.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.10% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Equity Growth Strategy Fund	9

Russell Investment Funds

Equity Growth Strategy Fund

Schedule of Investments - June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Domestic Equities - 47.1%
RIF Aggressive Equity Fund	161,666	1,490
RIF Multi-Style Equity Fund	388,217	4,259
RIC Russell U.S. Quantitative Equity Fund	179,391	4,259

		10,008

International Equities - 41.0%
RIF Non-U.S. Fund	605,383	4,898
RIC Russell Emerging Markets Fund	64,099	1,065
RIC Russell Global Equity Fund	390,986	2,768

		8,731

Real Assets - 12.0%
RIF Real Estate Securities Fund	107,183	1,277
RIC Russell Commodity Strategies Fund	127,762	1,278

		2,555

Total Investments - 100.1% (identified cost $22,721)		21,294

Other Assets and Liabilities, Net - (0.1%)		(14)

Net Assets - 100.0%		21,280

See accompanying notes which are an integral part of the financial statements.

10	Equity Growth Strategy Fund

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Amounts in thousands	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Assets
Investments, at identified cost	$39,700	$121,935	$72,391	$22,721
Investments, at market	41,547	119,352	66,595	21,294
Receivables:
Investments sold	1,596	6,919	4,509	1,292
Fund shares sold	249	364	—	2
From Adviser	3	4	2	1
Prepaid expenses	3	8	5	2

Total assets	43,398	126,647	71,111	22,591

Liabilities
Payables:
Investments purchased	1,845	7,282	4,508	1,294
Fund shares redeemed	—	—	1	—
Accrued fees to affiliates	2	5	3	1
Other accrued expenses	13	17	18	16

Total liabilities	1,860	7,304	4,530	1,311

Net Assets	$41,538	$119,343	$66,581	$21,280

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$21	$(34)	$(18)	$(6)
Accumulated net realized gain (loss)	(3,179)	(7,255)	(4,756)	(4,705)
Unrealized appreciation (depreciation) on investments	1,847	(2,583)	(5,796)	(1,427)
Shares of beneficial interest	46	148	91	33
Additional paid-in capital	42,803	129,067	77,060	27,385

Net Assets	$41,538	$119,343	$66,581	$21,280

Net Asset Value, offering and redemption price per share:
Net asset value per share*	$8.95	$8.04	$7.28	$6.44
Net assets	$41,538,000	$119,342,602	$66,581,050	$21,280,182
Shares outstanding ($.01 par value)	4,643,605	14,844,675	9,149,906	3,305,620

*	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	11

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Statements of Operations — For the Period Ended June 30, 2010 (Unaudited)

Amounts in thousands	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Investment Income
Income distributions from Underlying Funds	$438	$1,070	$427	$90

Expenses
Advisory fees	38	116	66	22
Administrative fees	10	29	16	5
Custodian fees	10	10	13	10
Transfer agent fees	1	3	1	1
Professional fees	15	19	16	14
Trustees’ fees	—	1	1	—
Printing fees	7	22	13	4
Miscellaneous	4	6	5	3

Expenses before reductions	85	206	131	59
Expense reductions	(66)	(148)	(98)	(48)

Net expenses	19	58	33	11

Net investment income (loss)	419	1,012	394	79

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(479)	(2,584)	(2,654)	(1,166)
Net change in unrealized appreciation (depreciation) on investments	377	(639)	(866)	(695)

Net realized and unrealized gain (loss)	(102)	(3,223)	(3,520)	(1,861)

Net Increase (Decrease) in Net Assets from Operations	$317	$(2,211)	$(3,126)	$(1,782)

See accompanying notes which are an integral part of the financial statements.

12	Statements of Operations

(This page intentionally left blank)

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Statements of Changes in Net Assets

	Moderate Strategy Fund		Balanced Strategy Fund
Amounts in thousands	Period Ended June 30, 2010 (Unaudited)	Fiscal Year Ended December 31, 2009	Period Ended June 30, 2010 (Unaudited)	Fiscal Year Ended December 31, 2009

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$419	$1,061	$1,012	$2,754
Net realized gain (loss)	(479)	(1,690)	(2,584)	(3,251)
Net change in unrealized appreciation (depreciation)	377	5,647	(639)	19,134

Net increase (decrease) in net assets from operations	317	5,018	(2,211)	18,637

Distributions
From net investment income	(462)	(1,078)	(1,218)	(2,602)
From net realized gain	—	(120)	—	(331)

Net decrease in net assets from distributions	(462)	(1,198)	(1,218)	(2,933)

Share Transactions
Net increase (decrease) in net assets from share transactions	6,012	12,543	17,587	29,323

Total Net Increase (Decrease) in Net Assets	5,867	16,363	14,158	45,027

Net Assets
Beginning of period	35,671	19,308	105,185	60,158

End of period	$41,538	$35,671	$119,343	$105,185

Undistributed (overdistributed) net investment income included in net assets	$21	$64	$(34)	$172

See accompanying notes which are an integral part of the financial statements.

14	Statements of Changes in Net Assets

Growth Strategy Fund		Equity Growth Strategy Fund
Period Ended June 30, 2010 (Unaudited)	Fiscal Year Ended December 31, 2009	Period Ended June 30, 2010 (Unaudited)	Fiscal Year Ended December 31, 2009

$394	$1,237	$79	$307
(2,654)	(1,439)	(1,166)	(2,467)
(866)	12,548	(695)	6,654

(3,126)	12,346	(1,782)	4,494

(473)	(1,156)	(126)	(220)
—	(213)	—	(87)

(473)	(1,369)	(126)	(307)

8,674	15,787	3,131	3,257

5,075	26,764	1,223	7,444

61,506	34,742	20,057	12,613

$66,581	$61,506	$21,280	$20,057

$(18)	$61	$(6)	$41

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	15

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Financial Highlights

For a Share Outstanding Throughtout the Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Moderate Strategy Fund
June 30, 2010**	8.95	.10	.01	.11	(.11)	—	—
December 31, 2009	7.67	.36	1.34	1.70	(.37)	(.05)	—
December 31, 2008	9.99	.33	(2.32)	(1.99)	(.23)	(.10)	—
December 31, 2007*	10.00	.46	(.11)	.35	(.36)	— (g)	—
Balanced Strategy Fund
June 30, 2010**	8.25	.08	(.20)	(.12)	(.09)	—	—
December 31, 2009	6.80	.26	1.47	1.73	(.24)	(.04)	—
December 31, 2008	9.93	.23	(2.88)	(2.65)	(.21)	(.27)	—
December 31, 2007*	10.00	.47	(.20)	.27	(.34)	— (g)	—
Growth Strategy Fund
June 30, 2010**	7.66	.05	(.37)	(.32)	(.06)	—	—
December 31, 2009	6.11	.19	1.56	1.75	(.17)	(.03)	—
December 31, 2008	9.90	.15	(3.46)	(3.31)	(.14)	(.34)	—
December 31, 2007*	10.00	.45	(.24)	.21	(.31)	—	—
Equity Growth Strategy Fund
June 30, 2010**	6.98	.03	(.53)	(.50)	(.04)	—	—
December 31, 2009	5.42	.12	1.56	1.68	(.09)	(.03)	—
December 31, 2008	9.83	.07	(3.92)	(3.85)	(.05)	(.51)	—
December 31, 2007*	10.00	.50	(.38)	.12	(.29)	—	—

See accompanying notes which are an integral part of the financial statements.

16	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(f)	% Ratio of Expenses to Average Net Assets, Gross(d)(e)	% Ratio of Net Investment Income to Average Net Assets(c)(f)	% Portfolio Turnover Rate(c)

(.11)	8.95	1.20	41,538.10		.45	1.14	38
(.42)	8.95	23.09	35,671.10		.48	4.40	21
(.33)	7.67	(20.39)	19,308.11		.53	3.77	39
(.36)	9.99	3.54	8,654.11		2.01	5.37	24

(.09)	8.04	(1.56)	119,343.10		.35	.91	13
(.28)	8.25	26.23	105,185.09		.35	3.62	8
(.48)	6.80	(27.70)	60,158.08		.35	2.75	16
(.34)	9.93	2.73	35,697.08		.74	5.37	11

(.06)	7.28	(4.30)	66,581.10		.40	.59	16
(.20)	7.66	29.43	61,506.09		.40	2.80	6
(.48)	6.11	(34.73)	34,742.04		.40	1.85	10
(.31)	9.90	2.13	27,390.04		.84	5.05	3

(.04)	6.44	(7.23)	21,280.10		.54	.36	23
(.12)	6.98	31.79	20,057.08		.59	2.02	21
(.56)	5.42	(41.18)	12,613.04		.58	.87	24
(.29)	9.83	1.25	13,006.04		1.36	5.59	6

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	17

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Highlights — June 30, 2010 (Unaudited)

*	For the period April 30, 2007 (commencement of operations) to December 31, 2007.
**	For the period ended June 30, 2010 (Unaudited).
(a)	Average month-end were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f)	May reflect amounts waived and reimbursed by Russell Investment Management Company (“RIMCo”) and Russell Fund Services Company (“RFSC”).
(g)	Less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

18	Notes to Financial Highlights

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements — June 30, 2010 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds. These financial statements report on four of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

The Funds seek to achieve their objective by investing in a combination of Russell Investment Company (“RIC”) Funds and other of the Investment Company’s Funds (the “Underlying Funds”) as set forth in the table below. Russell Investment Management Company (“RIMCo”) is the Funds’ adviser and may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest from time to time based on strategic capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other Underlying Funds. Any modification in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not tactical, short-term positioning and may be made one or more times per year. In the future, the Funds may also invest in other funds which are not currently Underlying Funds.

Target Asset Allocation Range as of June 30, 2010
Asset Class/Underlying Funds	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Bonds
RIF Core Bond Fund	35-45%	35-45%	15-25%	0%
RIC Russell Investment Grade Bond Fund	15-25	0	0	0
Domestic Equities
RIF Aggressive Equity Fund	0-8	0-9	1-11	2-12
RIF Multi-Style Equity Fund	2-12	7-17	11-21	15-25
RIC Russell U.S. Quantitative Equity Fund	2-12	7-17	10-20	15-25
International Equities
RIF Non-U.S. Fund	4-14	9-19	14-24	18-28
RIC Russell Emerging Markets Fund	0-7	0-8	0-9	0-10
RIC Russell Global Equity Fund	1-11	3-13	5-15	8-18
Real Assets
RIF Real Estate Securities Fund	0-8	0-8	0-9	1-11
RIC Russell Commodity Strategies Fund	0-8	0-9	1-11	1-11

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund. Generally, Underlying Fund portfolio securities are valued at the close of the principal exchange on which they are traded.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Notes to Financial Statements	19

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2010 (Unaudited)

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments

Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data.

Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.

The levels associated with valuing the Funds’ investments for the period ended June 30, 2010 were level one for all Funds.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

Each Fund qualifies as a regulated investment company under sub-chapter M of the Internal Revenue Code and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

Each Fund files a U. S. tax return. At June 30, 2010, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending December 31, 2006, through December 31, 2008, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Expenses

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Funds will vary.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

20	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2010 (Unaudited)

3.	Investment Transactions

Securities

During the period ended June 30, 2010, purchases and sales of the Underlying Funds (excluding short-term investments) were as follows:

	Purchases	Sales

Moderate Strategy Fund	$20,768,756	$14,796,677
Balanced Strategy Fund	32,688,888	15,308,051
Growth Strategy Fund	19,228,292	10,625,994
Equity Growth Strategy Fund	8,068,859	4,981,390

4.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo advises the Funds and Russell Fund Services Company (“RFSC”) is the Funds’ administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIF and RIMCo.

The advisory fee of 0.20% and administrative fee of 0.05% are based upon the average daily net assets of the Funds and are payable monthly. The following shows totals respectively, for the period ended June 30, 2010.

	Advisory	Administrative

Moderate Strategy Fund	$38,205	$9,551
Balanced Strategy Fund	116,500	29,125
Growth Strategy Fund	65,700	16,425
Equity Growth Strategy Fund	21,792	5,448

RIMCo has contractually agreed, until April 30, 2011, to waive up to the full amount of its 0.20% advisory fee and then reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.10% of the average daily net assets of the Fund on an annual basis. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.

Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Funds invest, including the Underlying Funds, which are borne indirectly by the Funds.

For the period ended June 30, 2010, the fees waived and reimbursed by RIMCo amounted to:

RIMCo Waiver / Reimbursement

Moderate Strategy Fund	$66,209
Balanced Strategy Fund	147,911
Growth Strategy Fund	98,116
Equity Growth Strategy Fund	47,927

RIMCo and RFSC do not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent

RFSC is the Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RFSC retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assisted in providing these services. Total fees paid for the Funds presented herein for the period ended June 30, 2010 amounted to:

Amount Paid

Moderate Strategy Fund	$841
Balanced Strategy Fund	2,563
Growth Strategy Fund	1,445
Equity Growth Strategy Fund	480

Notes to Financial Statements	21

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2010 (Unaudited)

Distributor

Russell Financial Services, Inc. (the “Distributor’), a wholly-owned subsidiary of RIMCo, is the distributor for RIF pursuant to a Distribution Agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended June 30, 2010 were as follows:

	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Administration fees	$1,704	$5,002	$2,802	$918
Transfer agent fees	147	431	242	80
Trustees fees	—	—	32	48

	$1,851	$5,433	$3,076	$1,046

Board of Trustees

The Russell Fund Complex consists of RIC, which has 40 funds, and RIF, which has nine funds. Each of the Trustees is a Trustee of both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $72,000 per year, $6,500 for each regular quarterly meeting attended in person, $2,500 for each special meeting attended in person, and $2,500 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending the quarterly and special meetings (except for telephonic meetings called pursuant to the Funds’ valuation and pricing procedures) and a $500 fee for attending the committee meeting by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee Chair is paid a fee of $6,000 per year. The chairman of the Board receives additional annual compensation of $72,000.

Transactions with Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or under common control. Transactions during the period ended June 30, 2010, with Underlying Funds which are, or were, an affiliated company are as follows:

Affiliate	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions

Moderate Strategy
RIF Core Bond Fund	$16,618,869	$4,039,683	$9,595,411	$105,769	$314,610
RIC Russell Investment Grade Bond Fund	8,309,435	8,472,345	377,730	2,041	61,804
RIF Aggressive Equity Fund	1,246,415	451,016	262,810	(29,812)	1,819
RIF Multi-Style Equity Fund	2,908,302	1,244,771	1,903,993	(230,083)	14,021
RIC Russell U.S. Quantitative Equity Fund	2,908,302	1,197,721	1,771,701	(219,945)	8,152
RIF Non-U.S. Fund	3,739,246	1,523,452	644,493	(89,868)	31,360
RIC Russell Emerging Markets Fund	830,944	320,407	173,902	(536)	—
RIC Russell Global Equity Fund	2,492,830	1,878,628	305,140	(35,827)	—
RIF Real Estate Securities Fund	1,246,415	394,319	240,692	19,066	6,296
RIC Russell Commodity Strategies Fund	1,246,415	1,246,414	—	—	—

	$41,547,173	$20,768,756	$15,275,872	$(479,195)	$438,062

22	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2010 (Unaudited)

Affiliate	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions
Balanced Strategy
RIF Core Bond Fund	$47,740,979	$8,653,549	$5,143,092	$147,343	$782,308
RIF Aggressive Equity Fund	4,774,098	795,642	150,421	(42,655)	7,376
RIF Multi-Style Equity Fund	14,322,294	3,016,308	4,210,443	(921,484)	66,269
RIC Russell U.S. Quantitative Equity Fund	14,322,294	3,267,962	4,444,021	(1,127,083)	36,864
RIF Non-U.S. Fund	16,709,343	4,521,664	521,977	(135,463)	144,680
RIC Russell Emerging Markets Fund	3,580,573	714,757	149,984	(21,738)	—
RIC Russell Global Equity Fund	9,548,196	6,237,443	172,912	(39,637)	—
RIF Real Estate Securities Fund	3,580,573	707,465	3,098,855	(442,937)	32,515
RIC Russell Commodity Strategies Fund	4,774,098	4,774,098	—	—	—

	$119,352,448	$32,688,888	$17,891,705	$(2,583,654)	$1,070,012

Growth Strategy
RIF Core Bond Fund	$13,318,949	$2,052,129	$1,583,926	$49,144	$221,351
RIF Aggressive Equity Fund	3,995,685	539,731	221,501	(70,148)	6,217
RIF Multi-Style Equity Fund	10,655,160	1,873,912	4,100,395	(897,655)	51,849
RIC Russell U.S. Quantitative Equity Fund	9,989,212	1,939,149	4,319,681	(1,116,691)	26,985
RIF Non-U.S. Fund	12,653,002	4,234,780	632,143	(156,374)	98,664
RIC Russell Emerging Markets Fund	2,663,790	492,397	214,469	(38,533)	—
RIC Russell Global Equity Fund	6,659,475	3,722,198	260,027	(61,793)	—
RIF Real Estate Securities Fund	2,663,790	378,235	1,947,741	(361,915)	21,839
RIC Russell Commodity Strategies Fund	3,995,685	3,995,761	76	—	—

	$66,594,748	$19,228,292	$13,279,959	$(2,653,965)	$426,905

Equity Growth Strategy
RIF Aggressive Equity Fund	$1,490,558	$397,446	$329,594	$(75,431)	$2,450
RIF Multi-Style Equity Fund	4,258,737	1,161,661	2,102,940	(388,262)	22,097
RIC Russell U.S. Quantitative Equity Fund	4,258,737	1,177,960	1,908,799	(430,380)	12,068
RIF Non-U.S. Fund	4,897,547	1,556,413	765,126	(180,606)	—
RIC Russell Emerging Markets Fund	1,064,684	314,375	227,225	(27,208)	—
RIC Russell Global Equity Fund	2,768,180	1,808,379	233,249	(37,108)	44,449
RIF Real Estate Securities Fund	1,277,621	375,005	580,672	(27,221)	8,735
RIC Russell Commodity Strategies Fund	1,277,621	1,277,620	—	—	—

	$21,293,685	$8,068,859	$6,147,605	$(1,166,216)	$89,799

5.	Federal Income Taxes

At December 31, 2009, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

Funds	12/31/2016	12/31/2017	Totals

Moderate Strategy	$—	$257,395	$257,395
Balanced Strategy	—	286,231	286,231
Growth Strategy	—	335,288	335,288
Equity Growth Strategy	11,522	258,785	270,307

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Cost of Investments for Tax Purposes	$42,429,823	$127,162,387	$74,911,726	$26,502,902

Gross Tax Unrealized Appreciation	$191,249	$14,206,124	$2,515,832	$1,679,193
Gross Tax Unrealized Depreciation	(1,073,898)	(22,016,064)	(10,832,811)	(6,888,411)

Net Tax Unrealized Appreciation (Depreciation)	$(882,649)	$(7,809,940)	$(8,316,979)	$(5,209,218)

Notes to Financial Statements	23

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands)

Share transactions were as follows:

	Shares		Dollars
	Period Ended June 30, 2010 (Unaudited)	Fiscal Year Ended December 31, 2009	Period Ended June 30, 2010 (Unaudited)	Fiscal Year Ended December 31, 2009
Moderate Strategy Fund

Proceeds from shares sold	1,117	2,000	$10,158	$16,613
Proceeds from reinvestment of distributions	50	153	462	1,198
Payments for shares redeemed	(507)	(684)	(4,608)	(5,268)

Net increase (decrease)	660	1,469	$6,012	$12,543

Balanced Strategy Fund
Proceeds from shares sold	2,433	4,503	$20,397	$33,006
Proceeds from reinvestment of distributions	142	410	1,218	2,932
Payments for shares redeemed	(483)	(1,007)	(4,028)	(6,615)

Net increase (decrease)	2,092	3,906	$17,587	$29,323

Growth Strategy Fund
Proceeds from shares sold	1,324	2,492	$10,274	$16,740
Proceeds from reinvestment of distributions	59	212	473	1,370
Payments for shares redeemed	(263)	(359)	(2,073)	(2,323)

Net increase (decrease)	1,120	2,345	$8,674	$15,787

Equity Growth Strategy Fund
Proceeds from shares sold	761	1,048	$5,430	$6,208
Proceeds from reinvestment of distributions	17	59	125	306
Payments for shares redeemed	(345)	(563)	(2,424)	(3,257)

Net increase (decrease)	433	544	$3,131	$3,257

7.	Interfund Lending Program

The Investment Company Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Portfolios of the Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. Typically, Funds will borrow from the RIC Russell Money Market Fund. The RIC Russell Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the RIC Russell Money Market Fund. The Investment Company Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Russell Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended June 30, 2010, the Funds did not borrow through the interfund lending program.

8.	Record Ownership

As of June 30, 2010, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund. The Northwestern Mutual Life Insurance Company accounts were the largest shareholders in each Fund.

	# of Shareholders	%

Moderate Strategy Fund	1	98.4
Balanced Strategy Fund	1	97.7
Growth Strategy Fund	1	97.9
Equity Growth Strategy Fund	1	97.8

24	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2010 (Unaudited)

9.	Dividends

On July 2, 2010, the Board declared the following dividends payable from net investment income. Dividends were paid on July 7, 2010, to shareholders of record July 6, 2010.

Net Investment Income

Moderate Strategy Fund	$0.0471
Balanced Strategy Fund	0.0351
Growth Strategy Fund	0.0211
Equity Growth Strategy Fund	0.0098

10.	Subsequent Events

Management has evaluated events or transactions that may have occurred since June 30, 2010, that would merit recognition or disclosure in the financial statements. This evaluation was completed through August 13, 2010, the date the financial statements were available to be issued.

Effective October 1, 2010, each Fund’s allocation to the Underlying Funds in which it invests will be modified to include the RIC Global Infrastructure Fund and the RIC Russell Global Credit Strategies Fund as Underlying Funds.

Notes to Financial Statements	25

Russell Investment Funds

LifePoints® Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract (collectively, the “portfolio management contracts”) with each Money Manager of the funds in which the Funds invest (the “Underlying Funds”) at a meeting held in person on April 20, 2010 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information, reports and analyses prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds and the Underlying Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo believed by the provider to be generally comparable in investment objectives to the Funds and the Underlying Funds. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. In the case of certain Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and Underlying Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 13, 2010, the Independent Trustees in preparation for the Agreement Evaluation Meeting met by conference telephone call to review Agreement Evaluation Information received to that date in a private session with their independent counsel at which no representatives of RIMCo or the Funds’ management were present and, on the basis of that review, requested additional Agreement Evaluation Information. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management, counsel to the Funds and Underlying Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in executive session with their independent counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Underlying Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for allocating assets of each Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. The assets of each Fund are invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIMCo. RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. Assets of each Underlying Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Underlying Fund. RIMCo manages directly a portion of certain Underlying Funds’ assets employing a “select holdings strategy,” as described below, and directly manages the investment of each Underlying Fund’s cash reserves. RIMCo also may manage directly any portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of an Underlying Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Managers. The Board has been advised that RIMCo’s goal is to construct and manage diversified portfolios in a risk-aware manner. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Underlying Fund’s applicable investment objective, policies and

26	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

LifePoints® Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, the performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by RIMCo in the Underlying Fund’s investment activities and any constraints placed by RIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Underlying Fund’s investment program, structuring an Underlying Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund.

The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Underlying Fund, rather than the investment selection role of the Underlying Funds’ Money Managers, and describe the manner in which the Funds or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation and performance record in managing the Underlying Funds’ manager-of-managers structure.

The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each Underlying Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares of a Fund or Underlying Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIMCo;

2.	The advisory fee paid by the Fund or the Underlying Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund or Underlying Fund, including any administrative, transfer agent or cash management fees and fees received for management of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund or the Underlying Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund or Underlying Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided and which are expected to be provided to the Funds, including Fund portfolio management services, the Board inquired as to the possible impact on the Funds’ operations of significant changes in RIMCo’s senior management and other personnel providing services to the Funds during 2009 and 2010 to the date of the Agreement Evaluation Meeting and a planned relocation of the Russell organization’s headquarters by the end of 2010. At the Agreement Evaluation Meeting, senior representatives of RIMCo discussed these changes with the Board and assured the Board that while these changes likely would have a near term impact because of increased demands upon continuing personnel, steps were being taken to avoid any long-term diminution in the nature, scope or quality of the services provided to the Funds or Underlying Funds. The Board also discussed the possible impact of such changes on the compliance programs of the Funds and RIMCo and received assurances from senior representatives of the Russell organization that such changes would not result in any long-term diminution in the scope and quality of the Funds’ compliance programs.

Basis for Approval of Investment Advisory Contracts	27

Russell Investment Funds

LifePoints® Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

As noted above, RIMCo, pursuant to the terms of the RIMCo Agreement, directly manages a portion—up to 10%—of the assets of each of the RIF Multi-Style Equity Fund and the Russell Investment Company Russell U.S. Quantitative Equity Fund (each a “Participating Underlying Fund”) during the past year, utilizing a select holdings strategy, the actual allocation being determined by each Participating Underlying Fund’s RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for a Participating Underlying Fund is designed to increase the Participating Underlying Fund’s exposure to stocks that are viewed as attractive by multiple Money Managers of that Participating Underlying Fund. The Board reviewed the results of the select holdings strategy in respect of each Participating Underlying Fund during the past year. With respect to each Participating Underlying Fund, the Trustees considered that RIMCo is not required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from the Participating Underlying Fund consequently may increase incrementally. The Board, however, also considered RIMCo’s advice that it pays certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and incurs additional costs in carrying out the select holdings strategy, the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy, and the fact that the aggregate investment advisory fees paid by the Participating Underlying Fund are not increased as a result of the select holdings strategy.

In evaluating the reasonableness of the Funds’ and Underlying Funds’ Advisory Fees in light of Fund and Underlying Fund performance, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIMCo noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives, including fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than their Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Underlying Funds during the periods covered by the Third-Party Information did result, in lower performance of the Underlying Funds than that of some of their respective Comparable Funds. According to RIMCo, the strategies pursued by the Underlying Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Underlying Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time, although Fund results in 2008 and early 2009 generally did not reflect uniform success in achieving lesser volatility.

With respect to the Fund’s Advisory Fees, the Third-Party Information showed that the Advisory Fee for each Fund on a contractual basis was ranked in the fourth quintile of its Expense Universe but was ranked in the first quintile of its Expense Universe on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisors to such Fund’s Comparable Funds). The comparisons were based upon the latest fiscal year for the Expense Universe Funds. In assessing the Funds’ Advisory Fees, the Board focused on actual Advisory Fees.

In discussing the Advisory Fees for the Underlying Funds generally, RIMCo noted, among other things, that its Advisory Fees for Underlying Funds encompass services that may not be provided by investment advisers to the Underlying Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also observed that its “margins” in providing investment advisory services to the Underlying Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Underlying Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Underlying Funds’ Advisory Fees to their Money Managers.

The Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fees for such Fund or Underlying Fund appropriately reflect or should be revised to reflect any such economies. The Board noted that, generally, there was a reduction in the assets of the Funds and Underlying Funds as a result of market declines and related investor redemptions in 2008 and that Fund asset levels have not rebounded completely from those levels. In the case of certain Funds and Underlying Funds, asset levels have continued to decline since 2008. The Board, therefore, determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the Advisory Fee for each Fund or Underlying Fund appropriately reflected any economies of scale realized by that Fund, based upon net asset flows since 2008 and such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other funds under the Board’s supervision, including the Underlying Funds, are lower, and, in some cases, may be substantially lower, than the rates paid by the funds supervised by the Board, including the Funds and Underlying Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the funds under its supervision, including the Funds and Underlying Funds. RIMCo, as it has in the past, noted, among other things, that institutional clients have fewer administrative needs than the Funds. RIMCo also observed that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds and Underlying Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and Underlying Funds and all of

28	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

LifePoints® Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

the Funds’ and Underlying Funds’ officers. Accordingly, the Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to the institutional clients that comparisons are not probative and should not be given significant weight.

On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Meeting by RIMCo, the Board, in respect of each Fund and Underlying Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds (1) the Advisory Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Funds or Underlying Funds; (2) the relative expense ratio of each Fund and Underlying Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Funds or Underlying Funds were not excessive; and (5) RIMCo’s profitability with respect to the Funds and each Underlying Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

In evaluating the performance of the Funds and Underlying Funds generally relative to their Comparable Funds, the Board, in addition to factors discussed above, also considered RIMCo’s advice that many of the Underlying Funds’ Comparable Funds do not “equitize” their cash (i.e., cash awaiting investment or disbursement to satisfy redemptions or other fund obligations) and may hold large positions uninvested in their investment portfolios. By contrast, the Underlying Funds usually follow a strategy of equitizing their cash and fully investing their assets in pursuit of their investment objectives (the Underlying Funds’ strategy of equitizing cash and fully investing their assets is hereinafter referred to as their “full investment strategy”). RIMCo noted that the Underlying Funds’ full investment strategy generally will detract from their relative performance, and therefore the relative performance of the Funds, in a declining market, such as 2008, but may enhance relative performance in a rising market, such as 2009.

The Board further concluded that, under the circumstances, the performance of each of the Funds was consistent with continuation of the RIMCo Agreement. In evaluating performance, the Board considered each Fund’s and Underlying Fund’s absolute performance and such Fund’s performance relative to appropriate benchmarks and indices in addition to its performance relative to its Comparable Funds. In assessing performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated investment strategy of managing the Underlying Funds in a risk-aware manner and the extraordinary capital market conditions during 2008. The Board noted that each of the Funds had been in existence for less than three years.

After considering the foregoing and other relevant factors and given the limited performance record of the Funds, the Board concluded for the reasons discussed herein that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of each Fund and its shareholders and voted to approve the continuation of the RIMCo Agreement.

At the Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ and Underlying Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ Chief Compliance Officer regarding each Money Manager’s compliance program. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund and Underlying Fund and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying Fund would be in the best interests of such Underlying Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

Basis for Approval of Investment Advisory Contracts	29

Russell Investment Funds

LifePoints® Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Subsequently, the Board of Trustees received a proposal from RIMCo at a meeting held on May 24, 2010, to effect a money manager change for the Real Estate Securities Fund and the Russell Investment Company Russell U.S. Quantitative Equity Fund; In the case of each such proposed change, the Trustees approved the terms of the proposed portfolio management contract based substantially upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc. the Fund’s underwriter; RIMCo’s explanation as to the lack of relevance of profitability to the evaluation of portfolio management contracts with money managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the fees charged by the Money Manager to other clients; and RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at their April 20, 2010 meeting as to the reasonableness of the aggregate investment advisory fees paid by the Fund, and the fact that the aggregate investment advisory fees paid by the Fund would not increase as a result of the implementation of the proposed money manager change because the money managers’ investment advisory fee is paid by RIMCo.

30	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — June 30, 2010 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Insurance Company for further details.

Shareholder Requests for Additional Information	31

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers — June 30, 2010

(Unaudited)

The following tables provide information for each officer and Trustee of the Russell Fund Complex. The Russell Fund Complex consists of RIC, which has 40 funds, and RIF, which has nine funds. Each of the Trustees is a Trustee of both RIC and RIF. The first table provides information for the interested Trustee. The second table provides information for the independent Trustees. The third table provides information for the Trustees emeritus. The fourth table provides information for the officers.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE
# Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer from 2004–January 22, 2010* Trustee since 2007	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	•President and CEO RIC and RIF •Chairman of the Board, President and CEO, RIMCo •Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) •Chairman of the Board, President and CEO, Russell Financial Services, Inc. •Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) •Until 2004, Managing Director, of Individual Investor Services, FRC •2000 to 2004 Managing Director, Sales and Client Service, RIMCo	49	None

# Sandra Cavanaugh Born May 10, 1954 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2010 Trustee since 2010	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	•President and CEO RIC and RIF •May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank •2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/Washington Mutual, Inc. •1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services	49	None

#	Mr. Stark is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

*	Effective January 22, 2010, Greg J. Stark resigned as President and Chief Executive Officer of RIC and RIF. Mr. Stark’s successor is Sandra Cavanaugh.

32	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2010 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	Trustee since 2006 Chairman of the Investment Committee since 2010	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	•Senior Vice President, Larco Investments, Ltd. (real estate firm)	49	None

Kristianne Blake, Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	•Director and Chairman of the Audit Committee, Avista Corp. •Trustee and Chairman of the Operations Committee, Principal Investor Funds and Principal Variable Contracts Funds •Regent, University of Washington •President, Kristianne Gates Blake, P.S. (accounting services) •February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF •Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999–2006	49	•Director, Avista Corp (electric utilities) •Trustee, Principal Investor Funds (investment company); •Trustee, Principal Variable Contracts Funds (investment company)

Daniel P. Connealy Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	Trustee since 2003 Chairman of the Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	•June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc.	49	None
Jonathan Fine, Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2004	Appointed until successor is duly elected and qualified	•President and Chief Executive Officer, United Way of King County, WA	49	None
Raymond P. Tennison, Jr. Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	•Vice Chairman, Simpson Investment Company •Until April 2009, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	49	None

Disclosure of Information about Fund Trustees and Officers	33

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2010 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)
Jack R. Thompson, Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	Trustee since 2005	Appointed until successor is duly elected and qualified	•September 2003 to September 2009, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds •September 2007 to present, Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	49	•Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)
Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	Trustee since 2002	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	Retired	49	None

*	Each Trustee is subject to mandatory retirement at age 72.

34	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2010 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES EMERITUS
* George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	•Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)) and RIMCo •Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) •Chairman, Sunshine Management Services, LLC (investment adviser)	49	None

Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2007	Five year term	•President, Anderson Management Group LLC (private investments consulting) •Trustee, RIC and RIF until 2006 •February 2002 to June 2005, Lead Trustee, RIC and RIF •Chairman of the Nominating and Governance Committee, 2006	49	None

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	•Retired since 1995 •Trustee of RIC and RIF until 2005 •Chairman of the Nominating and Governance Committee 2001–2005	49	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

Disclosure of Information about Fund Trustees and Officers	35

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2010 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees	•Chief Compliance Officer, RIC •Chief Compliance Officer, RIF •Chief Compliance Officer, RIMCo •Chief Compliance Officer, RFSC •April 2002–May 2005, Manager, Global Regulatory Policy

Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer from 2004–January 22, 2010	Until successor is chosen and qualified by Trustees

•President and CEO, RIC and RIF

•Chairman of the Board, President and CEO, RIMCo

•Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•Chairman of the Board, President and CEO, RFSC

•Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•Until 2004, Managing Director of Individual Investor Services, FRC

•2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Sandra Cavanaugh Born May 10, 1954 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2010	Appointed until successor is duly elected and qualified

•President and CEO RIC and RIF

•May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

•2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

•1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees	•Treasurer, Chief Accounting Officer and CFO, RIC and RIF •Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc. •Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	•Chief Investment Officer, RIC and RIF •Director, RIMCo and FRC •1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Mary Beth Rhoden, Born April 25, 1969 909 A Street Tacoma, Washington 98402-1616	Secretary since 2010	Until successor is chosen and qualified by Trustees	•1999 to 2010 Assistant Secretary RIC and RIF •Associate Counsel, FRC •Secretary, RIMCo, RFSC and Russell Financial Services, Inc. •Secretary and Chief Legal Counsel, RIC and RIF

36	Disclosure of Information about Fund Trustees and Officers

LifePoints® Funds Variable Target Portfolio Series

Russell Investment Funds

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Interested Trustee

Sandra Cavanaugh

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul E. Anderson

Lee C. Gingrich

Officers

Sandra Cavanaugh, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Mary Beth Rhoden, Secretary

Adviser

Russell Investment Management Company

909 A Street

Tacoma, WA 98402

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

909 A Street

Tacoma, WA 98402

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

909 A Street

Tacoma, WA 98402

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

909 A Street

Tacoma, WA 98402

Money Managers of Underlying Funds as of June 30, 2010

RIF Core Bond Fund

Goldman Sachs Asset Management, L.P., New York, NY

Metropolitan West Asset Management, LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

RIC Russell Investment Grade Bond Fund

Metropolitan West Asset Management, LLC, Los Angeles, CA

Neuberger Berman Fixed Income LLC, Chicago, IL

Pacific Investment Management Company LLC, Newport Beach, CA

Western Asset Management Company, Pasadena, CA

Western Asset Management Company Limited, London, England

RIF Aggressive Equity Fund

ClariVest Asset Management LLC, San Diego, CA

DePrince, Race & Zollo, Inc., Winter Park, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Ranger Investment Management, L.P., Dallas, TX

Signia Capital Management, LLC, Spokane, WA

Tygh Capital Management, Inc., Portland, OR

RIF Multi-Style Equity Fund

BlackRock Capital Management, Inc., New York, NY

Columbus Circle Investors, Stamford, CT

DePrince, Race & Zollo, Inc., Winter Park, FL

First Eagle Investment Management, LLC, New York, NY

Institutional Capital LLC, Chicago, IL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Montag & Caldwell, Inc., Atlanta, GA

Suffolk Capital Management, LLC, New York, NY

RIF Real Estate Securities Fund

AEW Capital Management, L.P., Boston, MA

Cohen & Steers Capital Management, Inc., New York, NY

INVESCO Advisers, Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Dallas, TX

RIC Russell Commodity Strategies Fund

Credit Suisse Asset Management, LLC, New York, NY

Goldman Sachs Asset Management, L.P., New York, NY

RIC Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, Philadelphia, PA

INTECH Investment Management LLC, West Palm Beach, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Numeric Investors LLC, Boston, MA

RIF Non-U.S. Fund

Barrow, Hanley, Mewhinney & Strauss, Inc., Dallas, TX

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Pzena Investment Management, LLC, New York, NY

RIC Russell Emerging Markets Fund

AllianceBernstein L.P., New York, NY

Arrowstreet Capital, Limited Partnership, Boston, MA

Genesis Asset Managers, LLP, London, United Kingdom

Harding Loevner LLC, Somerville, NJ

T. Rowe Price International, Inc., Baltimore, MD

UBS Global Asset Management (Americas) Inc., Chicago, IL

Adviser, Money Managers and Service Providers	37

LifePoints® Funds Variable Target Portfolio Series

Russell Investment Funds

909 A Street, Tacoma, Washington 98402

(800) 787-7354

RIC Russell Global Equity Fund

Gartmore Global Partners, London, United Kingdom

Harris Associates, L.P., Chicago, IL

MFS Institutional Advisors, Inc., Boston, MA

Tradewinds Global Investors, LLC, Los Angeles, CA

T. Rowe Price International, Inc., Baltimore, MD

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

38	Adviser, Money Managers and Service Providers

Russell Investment Funds	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-188

Item 2.	Code of Ethics. [Annual Report Only]

Item 3.	Audit Committee Financial Expert. [Annual Report Only]

Item 4.	Principal Accountant Fees and Services. [Annual Report Only]

Items 5.	Audit Committee of Listed Registrants. [Not Applicable]

Item 6.	[Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form]

Items 7-9.	[Not Applicable]

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12.	Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:	/s/ SANDRA CAVANAUGH
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ SANDRA CAVANAUGH
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: August 30, 2010

By:	/s/ MARK E. SWANSON
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: August 30, 2010